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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to June 30, 2017

Item 1. Reports to Stockholders

2017 SEMI-ANNUAL REPORT

# Russell Investment Funds

JUNE 30, 2017

FUND
U.S. Strategic Equity Fund (formerly, Multi-Style Equity Fund)
U.S. Small Cap Equity Fund (formerly, Aggressive Equity Fund)
International Developed Markets Fund (formerly, Non-U.S. Fund)
Strategic Bond Fund (formerly, Core Bond Fund)
Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Funds

Semi-annual Report

June 30, 2017 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2017. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
U.S. Strategic Equity Fund

Shareholder Expense Example — June 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2017 to June 30, 2017.	January 1, 2017	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2017	$1,089.90	$1,020.68
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.30	$4.16
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.83%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

U.S. Strategic Equity Fund 3

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.2%			General Mills, Inc.	2,244	124
Consumer Discretionary - 11.9%			Kimberly-Clark Corp.	8,045	1,039
Aaron's, Inc. Class A	7,700	300	Kraft Heinz Co. (The)	12,732	1,090
Amazon. com, Inc. (Æ)	7,915	7,663	Kroger Co. (The)	13,185	307
Bed Bath & Beyond, Inc.	1,606	49	Mondelez International, Inc. Class A	65,669	2,836
Burlington Stores, Inc. (Æ)	780	72	Monster Beverage Corp. (Æ)	35,598	1,769
CarMax, Inc. (Æ)	1,974	124	PepsiCo, Inc.	37,988	4,387
CBS Corp. Class B	19,527	1,245	Philip Morris International, Inc.	36,625	4,302
Chipotle Mexican Grill, Inc. Class A(Æ)	3,745	1,558	Pinnacle Foods, Inc.	10,700	636
Coach, Inc.	26,005	1,231	Procter & Gamble Co. (The)	7,471	651
Comcast Corp. Class A	16,323	635	Sysco Corp.	1,968	99
Cooper-Standard Holdings, Inc. (Æ)	3,300	333	Tyson Foods, Inc. Class A	11,421	715
Costco Wholesale Corp.	1,639	262	Unilever NV	89,179	4,930
DISH Network Corp. Class A(Æ)	2,175	137	Walgreens Boots Alliance, Inc.	118	9
DR Horton, Inc.	40,245	1,391
Estee Lauder Cos. , Inc. (The) Class A	13,807	1,325			28,466
Foot Locker, Inc.	935	46
Ford Motor Co.	135,806	1,519	Energy - 6.7%
			Anadarko Petroleum Corp.	11,200	508
Gap, Inc. (The)	2,662	59	BP PLC - ADR	68,001	2,356
General Motors Co.	45,286	1,582	Chevron Corp.	42,410	4,425
Hilton Worldwide Holdings, Inc.	5,400	334	ConocoPhillips	19,204	844
Home Depot, Inc. (The)	22,207	3,407	Core Laboratories NV	23,541	2,384
John Wiley & Sons, Inc. Class A	8,018	423	Devon Energy Corp.	12,481	399
Lowe's Cos. , Inc.	1,965	152	Energen Corp. (Æ)	10,800	533
Macy's, Inc.	3,879	90	Ensco PLC Class A	53,000	273
Madison Square Garden Co. (The) Class A(Æ)	4,610	908	EOG Resources, Inc.	15,900	1,439
McDonald's Corp.	11,055	1,693	Exxon Mobil Corp.	72,349	5,841
MGM Resorts International	34,693	1,086	Marathon Petroleum Corp.	22,300	1,167
Newell Rubbermaid, Inc.	19,694	1,056	National Oilwell Varco, Inc.	30,300	998
Nike, Inc. Class B	32,606	1,924	Newfield Exploration Co. (Æ)	9,200	262
O'Reilly Automotive, Inc. (Æ)	13,735	3,004	Noble Energy, Inc.	9,300	263
PVH Corp.	10,788	1,235	Occidental Petroleum Corp.	23,747	1,422
Ralph Lauren Corp. Class A	6,200	458	PBF Energy, Inc. Class A	26,818	597
Royal Caribbean Cruises, Ltd.	10,806	1,180	Phillips 66	25,332	2,095
Staples, Inc.	7,134	72	Pioneer Natural Resources Co.	8,399	1,340
Starbucks Corp.	104,744	6,109	Schlumberger, Ltd.	48,639	3,202
Target Corp.	24,705	1,292	Valero Energy Corp.	15,100	1,019
Thomson Reuters Corp.	671	31	World Fuel Services Corp.	11,100	427
Time Warner, Inc.	6,889	692
TJX Cos. , Inc.	32,832	2,369			31,794
Tractor Supply Co.	913	49
Twenty-First Century Fox, Inc. Class A	17,300	490	Financial Services - 21.7%
VF Corp.	2,108	121	Affiliated Managers Group, Inc.	8,227	1,365
Viacom, Inc. Class B	3,413	115	Aflac, Inc.	1,480	115
Wal-Mart Stores, Inc.	57,804	4,375	Allstate Corp. (The)	17,977	1,590
Walt Disney Co. (The)	29,628	3,147	American Equity Investment Life Holding
Whirlpool Corp.	4,792	918	Co.	5,000	131
Yum China Holdings, Inc. (Æ)	1,295	51	American Express Co.	29,789	2,509
Yum! Brands, Inc.	384	28	American International Group, Inc.	26,875	1,680
			American Tower Corp. (ö)	52,777	6,985
		56,340	Ameriprise Financial, Inc.	5,340	680
			Aon PLC	983	131
Consumer Staples - 6.0%			Assurant, Inc.	7,300	757
Altria Group, Inc.	27,895	2,077	Bank of America Corp.	201,428	4,887
Archer-Daniels-Midland Co.	28,600	1,183	BB&T Corp.	2,824	128
Bunge, Ltd.	14,900	1,112	Berkshire Hathaway, Inc. Class B(Æ)	42,255	7,157
Coca-Cola Co. (The)	14,171	636	BlackRock, Inc. Class A	90	38
Colgate-Palmolive Co.	3,224	239	Camden Property Trust(ö)	6,220	532
CVS Health Corp.	4,039	325	Capital One Financial Corp.	15,700	1,297

See accompanying notes which are an integral part of the financial statements.

4 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Chubb, Ltd.	1,716	249	Allscripts Healthcare Solutions, Inc. (Æ)	17,628	225
Citigroup, Inc.	34,790	2,327	Alnylam Pharmaceuticals, Inc. (Æ)	10,461	834
Citizens Financial Group, Inc.	19,930	711	Amgen, Inc.	1,564	269
CME Group, Inc. Class A	689	86	Anthem, Inc.	9,260	1,742
Comerica, Inc.	15,200	1,113	AstraZeneca PLC - ADR	34,970	1,192
Crown Castle International Corp.(ö)	570	57	Baxter International, Inc.	24,837	1,503
DDR Corp. (ö)	50,500	458	Becton Dickinson and Co.	695	136
Discover Financial Services	15,608	971	Biogen, Inc. (Æ)	4,863	1,319
Dun & Bradstreet Corp. (The)	6,310	682	Bioverativ, Inc. (Æ)	57	3
E*Trade Financial Corp. (Æ)	19,100	726	Bristol-Myers Squibb Co.	4,292	239
East West Bancorp, Inc.	11,991	702	Cardinal Health, Inc.	33,147	2,583
Equity Residential(ö)	1,335	88	Celgene Corp. (Æ)	4,691	609
Everest Re Group, Ltd.	4,180	1,064	Centene Corp. (Æ)	7,400	591
Franklin Resources, Inc.	683	31	Cerner Corp. (Æ)	15,877	1,055
Goldman Sachs Group, Inc. (The)	6,696	1,486	Cigna Corp.	8,198	1,372
Hartford Financial Services Group, Inc.	28,143	1,479	Eli Lilly & Co.	3,644	300
HCP, Inc. (ö)	23,498	751	Envision Healthcare Corp. (Æ)	17,912	1,123
Intercontinental Exchange, Inc.	22,991	1,515	Express Scripts Holding Co. (Æ)	13,518	863
JPMorgan Chase & Co.	81,967	7,491	Humana, Inc.	6,476	1,558
KeyCorp	107,939	2,023	Johnson & Johnson	84,280	11,151
Lincoln National Corp.	6,500	439	Mallinckrodt PLC(Æ)	6,400	287
Loews Corp.	41,211	1,929	McKesson Corp.	7,430	1,223
LPL Financial Holdings, Inc.	6,600	280	Medtronic PLC	36,504	3,239
Markel Corp. (Æ)	4,897	4,779	Merck & Co. , Inc.	74,759	4,791
Marsh & McLennan Cos. , Inc.	1,448	113	Molina Healthcare, Inc. (Æ)	3,300	228
MasterCard, Inc. Class A	26,051	3,164	Pfizer, Inc.	87,305	2,933
MetLife, Inc.	9,900	544	Sanofi – ADR	25,539	1,224
Moody's Corp.	22,736	2,767	Stryker Corp.	1,269	176
Morgan Stanley	13,322	594	Thermo Fisher Scientific, Inc.	8,412	1,468
PNC Financial Services Group, Inc. (The)	22,818	2,849	UnitedHealth Group, Inc.	23,997	4,450
Popular, Inc.	8,300	346	WellCare Health Plans, Inc. (Æ)	2,540	456
Progressive Corp. (The)	25,766	1,136	Zoetis, Inc. Class A	40,989	2,557
Prosperity Bancshares, Inc.	3,500	225			57,169
Prudential Financial, Inc.	13,740	1,486
Public Storage(ö)	551	115	Materials and Processing - 2.8%
SBA Communications Corp.(Æ)(ö)	11,140	1,503	Air Products & Chemicals, Inc.	250	36
Simon Property Group, Inc. (ö)	1,141	185	Ashland Global Holdings, Inc.	9,700	639
SL Green Realty Corp. (ö)	9,300	984	Celanese Corp. Class A	10,890	1,034
State Street Corp.	30,297	2,719	Dow Chemical Co. (The)	28,838	1,819
SunTrust Banks, Inc.	21,700	1,231	Ecolab, Inc.	26,906	3,572
Synchrony Financial	40,778	1,216	EI du Pont de Nemours & Co.	23,891	1,928
Synovus Financial Corp.	14,700	650	NewMarket Corp.	1,350	622
Travelers Cos. , Inc. (The)	13,904	1,759	PPG Industries, Inc.	10,765	1,184
Union Bankshares Corp.	4,000	136	Praxair, Inc.	16,587	2,198
US Bancorp	63,613	3,302	Sherwin-Williams Co. (The)	237	83
Visa, Inc. Class A	32,706	3,067
Voya Financial, Inc.	30,900	1,140			13,115
Wells Fargo & Co.	126,913	7,032
White Mountains Insurance Group, Ltd.	630	547	Producer Durables - 14.2%
XL Group, Ltd.	51,235	2,244	3M Co.	1,453	303
Zions Bancorporation	15,800	694	Accenture PLC Class A	17,527	2,168
			Adient PLC	13,212	864
		103,167	AECOM(Æ)	34,219	1,106
			AGCO Corp.	14,600	984
Health Care - 12.1%			Automatic Data Processing, Inc.	1,717	176
Abbott Laboratories	4,823	234	Colfax Corp. (Æ)	9,100	358
Aerie Pharmaceuticals, Inc. (Æ)	11,312	594	Danaher Corp.	21,287	1,796
Aetna, Inc.	973	148	Delphi Automotive PLC	1,869	164
Allergan PLC(Æ)	18,483	4,494	Delta Air Lines, Inc.	22,937	1,233

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 5

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
EMCOR Group, Inc.	8,400	549	DXC Technology Co.	15,725		1,206
Emerson Electric Co.	366	22	Facebook, Inc. Class A(Æ)	45,629		6,890
FedEx Corp.	5,699	1,239	FireEye, Inc. (Æ)	5,300		81
Fluor Corp.	19,500	893	Hewlett Packard Enterprise Co.	68,900		1,143
Fortive Corp.	62,474	3,958	HP, Inc.	71,200		1,245
General Dynamics Corp.	920	182	Infinera Corp. (Æ)	11,400		122
General Electric Co.	1,697	46	Insight Enterprises, Inc. (Æ)	2,500		100
Honeywell International, Inc.	49,155	6,551	Intel Corp.	88,382		2,982
Illinois Tool Works, Inc.	1,004	144	International Business Machines Corp.	11,539		1,775
Jacobs Engineering Group, Inc.	13,600	740	Intuit, Inc.	36,019		4,784
Johnson Controls International PLC	46,846	2,031	Jabil Circuit, Inc.	11,000		321
Kansas City Southern	14,207	1,487	Juniper Networks, Inc.	45,700		1,274
L3 Technologies, Inc.	3,800	635	Marvell Technology Group, Ltd.	147,862		2,443
Lockheed Martin Corp.	634	176	Microsoft Corp.	92,690		6,389
ManpowerGroup, Inc.	12,667	1,414	NetApp, Inc.	29,800		1,193
Mettler-Toledo International, Inc. (Æ)	3,866	2,275	Oracle Corp.	179,542		9,002
Norfolk Southern Corp.	18,314	2,229	Progress Software Corp.	4,400		136
Northrop Grumman Corp.	627	161	QUALCOMM, Inc.	34,972		1,931
Quanta Services, Inc. (Æ)	7,800	257	Red Hat, Inc. (Æ)	23,535		2,253
Raytheon Co.	25,441	4,109	Synopsys, Inc. (Æ)	13,000		948
Rockwell Automation, Inc.	4,050	656	Tech Data Corp. (Æ)	7,860		794
Roper Technologies, Inc.	14,675	3,397	Texas Instruments, Inc.	27,413		2,109
Sensata Technologies Holding NV(Æ)	69,323	2,961	Twitter, Inc. (Æ)	10,300		184
SkyWest, Inc.	6,600	232	Verint Systems, Inc. (Æ)	3,600		147
Snap-on, Inc.	6,330	1,000	Viavi Solutions, Inc. Class W(Æ)	109,400		1,152
Southwest Airlines Co.	28,535	1,773	Zynga, Inc. Class A(Æ)	111,400		405
Stanley Black & Decker, Inc.	14,083	1,982				83,354
Terex Corp.	7,100	266
Textron, Inc.	26,100	1,229	Utilities - 4.2%
TransDigm Group, Inc.	13,371	3,595	American Electric Power Co. , Inc.	17,042		1,184
Trimble Navigation, Ltd. (Æ)	33,692	1,202	AT&T, Inc.	149,853		5,654
Triumph Group, Inc.	14,400	455	Dominion Energy, Inc.	1,664		128
Union Pacific Corp.	37,403	4,074	Duke Energy Corp.	22,287		1,863
United Parcel Service, Inc. Class B	2,445	270	Edison International	12,700		993
United Technologies Corp.	18,711	2,285	Entergy Corp.	24,850		1,908
Verisk Analytics, Inc. Class A(Æ)	17,837	1,505	NextEra Energy, Inc.	13,430		1,882
Wabtec Corp.	8,781	803	NiSource, Inc.	24,500		621
WESCO International, Inc. (Æ)	6,900	395	PG&E Corp.	17,613		1,169
Xylem, Inc.	20,048	1,111	Pinnacle West Capital Corp.	6,800		579
		67,441	Southern Co. (The)	2,222		106
			T-Mobile US, Inc. (Æ)	16,267		986
Technology - 17.6%			US Cellular Corp. (Æ)	6,600		253
Adobe Systems, Inc. (Æ)	46,765	6,614	Verizon Communications, Inc.	56,447		2,521
Alibaba Group Holding, Ltd. - ADR(Æ)	4,257	600				19,847
Alphabet, Inc. Class A(Æ)	4,424	4,113

Alphabet, Inc. Class C(Æ)	9,154	8,318	Total Common Stocks
Anixter International, Inc. (Æ)	1,000	78
Apple, Inc.	43,679	6,291	(cost $380,151)			460,693
ARRIS International PLC(Æ)	15,500	434
Arrow Electronics, Inc. (Æ)	2,600	204	Short-Term Investments - 2.7%
ASML Holding NV Class G	8,941	1,165	U. S. Cash Management Fund	12,712,857	(8)	12,714
Broadcom, Ltd.	5,054	1,178	Total Short-Term Investments
Cavium, Inc. (Æ)	14,995	932	(cost $12,715)			12,714
Cisco Systems, Inc.	10,557	330
Cognizant Technology Solutions Corp. Class			Total Investments 99.9%
A	1,703	113
CommScope Holding Co. , Inc. (Æ)	32,143	1,222	(identified cost $392,866)			473,407
Dell Technologies, Inc. Class V(Æ)	12,316	753

See accompanying notes which are an integral part of the financial statements.

6 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Other Assets and Liabilities, Net
- 0.1%	542
Net Assets - 100.0%	473,949

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 7

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	27	USD	3,268	09/17	(8)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(8)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$56,340	$—	$—	$—	$56,340	11.9
Consumer Staples	28,466	—	—	—	28,466	6.0
Energy	31,794	—	—	—	31,794	6.7
Financial Services	103,167	—	—	—	103,167	21.7
Health Care	57,169	—	—	—	57,169	12.1
Materials and Processing	13,115	—	—	—	13,115	2.8
Producer Durables	67,441	—	—	—	67,441	14.2
Technology	83,354	—	—	—	83,354	17.6
Utilities	19,847	—	—	—	19,847	4.2
Short-Term Investments	—	—	—	12,714	12,714	2.7
Total Investments	460,693	—	—	12,714	473,407	99.9
Other Assets and Liabilities, Net						0.1
						100.0
Other Financial Instruments

Liabilities
Futures Contracts	(8)	—	—	—	(8)	(—)*
Total Other Financial Instruments**	$(8)	$—	$—	$—	$(8)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Fair Value of Derivative Instruments — June 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$8

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,643

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$181

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 9

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$3	$—	$3
Total Financial and Derivative Assets		3	—	3
Financial and Derivative Assets not subject to a netting agreement		(3)	—	(3)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$392,866
Investments, at fair value(>)	473,407
Cash (restricted)(a)	520
Receivables:
Dividends and interest	448
Dividends from affiliated funds	12
Investments sold	2,729
Fund shares sold	6
Variation margin on futures contracts	3
Prepaid expenses	4
Total assets	477,129

Liabilities
Payables:
Investments purchased	2,504
Fund shares redeemed	246
Accrued fees to affiliates	311
Other accrued expenses	119
Total liabilities	3,180

Net Assets	$473,949

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,156
Accumulated net realized gain (loss)	15,533
Unrealized appreciation (depreciation) on:
Investments	80,541
Futures contracts	(8)
Shares of beneficial interest	263
Additional paid-in capital	376,464
Net Assets	$473,949

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$17.99
Net assets	$473,948,735
Shares outstanding ($. 01 par value)	26,349,151
Amounts in thousands
(>) Investments in affiliates, U. S. Cash Management Fund	$12,714

(a) Cash Collateral for Futures	$520
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 11

Russell Investment Funds
U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended June 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$3,968
Dividends from affiliated funds	87
Total investment income	4,055

Expenses
Advisory fees	1,693
Administrative fees	116
Custodian fees	25
Transfer agent fees	10
Professional fees	38
Trustees’ fees	8
Printing fees	31
Miscellaneous	10
Total expenses	1,931
Net investment income (loss)	2,124

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	16,179
Futures contracts	1,643
Net realized gain (loss)	17,822
Net change in unrealized appreciation (depreciation) on:
Investments	19,888
Futures contracts	181
Net change in unrealized appreciation (depreciation)	20,069
Net realized and unrealized gain (loss)	37,891
Net Increase (Decrease) in Net Assets from Operations	$40,015

See accompanying notes which are an integral part of the financial statements.

12 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,124	$5,039
Net realized gain (loss)	17,822	35,950
Net change in unrealized appreciation (depreciation)	20,069	3,237
Net increase (decrease) in net assets from operations	40,015	44,226

Distributions
From net investment income	(2,428)	(4,595)
From net realized gain	(13,620)	(27,937)
Net decrease in net assets from distributions	(16,048)	(32,532)

Share Transactions*
Net increase (decrease) in net assets from share transactions	6,929	(22,982)
Total Net Increase (Decrease) in Net Assets	30,896	(11,288)

Net Assets
Beginning of period	443,053	454,341
End of period	$473,949	$443,053
Undistributed (overdistributed) net investment income included in net assets	$1,156	$1,460

* Share transaction amounts (in thousands) for the periods ended June 30, 2017 and December 31, 2016 were as follows:
	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,164	$20,336	439	$7,344
Proceeds from reinvestment of distributions	918	16,048	1,943	32,532
Payments for shares redeemed	(1,677)	(29,455)	(3,735)	(62,858)
Total increase (decrease)	405	$6,929	(1,353)	$(22,982)

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 13

Russell Investment Funds
U.S. Strategic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2017(1)	17.08	. 08	1.44	1.52	(. 09)	(. 52)
December 31, 2016	16.64	. 19	1.53	1.72	(. 17)	(1.11)
December 31, 2015	18.11	. 15	. 05	. 20	(. 15)	(1.52)
December 31, 2014	18.85	. 22	1.94	2.16	(. 22)	(2.68)
December 31, 2013	15.15	. 19	4.75	4.94	(. 22)	(1.02)
December 31, 2012	13.24	. 19	1.88	2.07	(. 16)	—

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 14

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(. 61)	17.99	8.99	473,949	. 83	. 83	. 92	37
(1.28)	17.08	10.64	443,053	. 83	. 83	1.15	101
(1.67)	16.64	1.11	454,341	. 84	. 84	. 84	99
(2.90)	18.11	11.70	488,531	. 86	. 86	1.13	101
(1.24)	18.85	32.92	475,100	. 84	. 84	1.07	86
(. 16)	15.15	15.69	390,549	. 87	. 87	1.28	109

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15

Russell Investment Funds
U.S. Strategic Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2017 were as follows:
Advisory fees	$286,143
Administration fees	19,599
Transfer agent fees	1,725
Trustee fees	3,803
$311,270

Transactions (amounts in thousands) during the period ended June 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$23,391	$56,471	$67,147	$1	$(2)	$12,714	$87	$—
	$23,391	$56,471	$67,147	$1	$(2)	$12,714	$87	$—

Federal Income Taxes (Unaudited)

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$394,597,842
Unrealized Appreciation	$85,885,031
Unrealized Depreciation	(7,076,168)
Net Unrealized Appreciation (Depreciation)	$78,808,863

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2017, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

16 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Shareholder Expense Example — June 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2017 to June 30, 2017.	January 1, 2017	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2017	$1,047.30	$1,019.69
The information in the table under the heading “Actual	Expenses Paid During Period*	$5.23	$5.16
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 1.03%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

U.S. Small Cap Equity Fund 17

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.3%			Ollie's Bargain Outlet Holdings, Inc. (Æ)	18,636	794
Consumer Discretionary - 12.6%			Outfront Media, Inc. (ö)	40,481	936
2U, Inc. (Æ)	17,412	817	Planet Fitness, Inc. Class A	25,122	586
Acushnet Holdings Corp.	32,473	644	PriceSmart, Inc.	451	40
Adtalem Global Education, Inc. (Æ)	3,635	138	Red Robin Gourmet Burgers, Inc. (Æ)	13,086	854
American Axle & Manufacturing Holdings,			REV Group, Inc.	21,644	599
Inc. (Æ)	4,433	69	Salem Media Group, Inc. Class A	33,136	235
American Eagle Outfitters, Inc.	17,543	211	Signet Jewelers, Ltd. (Ñ)	6,712	424
American Outdoor Brands Corp. (Æ)	17,961	398	Skechers U. S. A. , Inc. Class A(Æ)	52,816	1,558
Big Lots, Inc.	37,046	1,788	Stamps. com, Inc. (Æ)(Ñ)	2,394	371
Bloomin' Brands, Inc.	25,351	538	Standard Motor Products, Inc.	1,064	56
BMC Stock Holdings, Inc. (Æ)	16,353	357	Steven Madden, Ltd. (Æ)	6,666	266
Boyd Gaming Corp.	3,552	88	Superior Uniform Group, Inc.	10,681	239
Callaway Golf Co.	48,183	616	Tandy Leather Factory, Inc. (Æ)	34,084	303
Canada Goose Holdings, Inc. (Æ)	11,225	222	Taylor Morrison Home Corp. Class A(Æ)	20,564	494
Career Education Corp. (Æ)	8,358	80	Tenneco, Inc.	4,117	238
Cato Corp. (The) Class A	3,668	65	Texas Roadhouse, Inc. Class A	1,300	66
Central Garden & Pet Co. (Æ)	8,642	275	Tower International, Inc.	3,588	81
Century Communities, Inc. (Æ)	18,658	463	TRI Pointe Group, Inc. (Æ)	10,305	136
Cheesecake Factory, Inc. (The)	931	47	Universal Electronics, Inc. (Æ)	18,760	1,254
Chegg, Inc. (Æ)(Ñ)	79,946	983	Urban Outfitters, Inc. (Æ)	4,035	75
Chico's FAS, Inc.	6,889	65	Vera Bradley, Inc. (Æ)	4,875	48
Children's Place, Inc. (The)	5,090	520	Visteon Corp. (Æ)	3,595	367
ClubCorp Holdings, Inc.	61,776	809	Wingstop, Inc.	12,274	379
Columbia Sportswear Co.	10,439	606	Winnebago Industries, Inc.	19,574	685
Cooper Tire & Rubber Co.	4,426	160	Wolverine World Wide, Inc.	4,370	122
Cooper-Standard Holdings, Inc. (Æ)	399	40	ZAGG, Inc. (Æ)	55,434	480
Cracker Barrel Old Country Store, Inc. (Ñ)	363	61
Dana Holding Corp.	6,673	149			31,800
Dave & Buster's Entertainment, Inc. (Æ)	11,112	739
Del Frisco's Restaurant Group, Inc. (Æ)	2,899	47	Consumer Staples - 2.4%
Delta Apparel, Inc. (Æ)	30,084	667	Andersons, Inc. (The)	20,169	689
Destination Maternity Corp. (Æ)	8,633	28	B&G Foods, Inc. Class A	19,337	688
Destination XL Group, Inc. (Æ)	87,225	205	Boston Beer Co. , Inc. Class A(Æ)	441	58
Dick's Sporting Goods, Inc.	8,178	326	Cal-Maine Foods, Inc. (Æ)(Ñ)	2,806	111
Eldorado Resorts, Inc. (Æ)	23,838	477	Dean Foods Co.	3,421	58
Ethan Allen Interiors, Inc.	1,221	39	Energizer Holdings, Inc.	14,705	706
Extended Stay America, Inc.	36,323	703	Flowers Foods, Inc.	42,990	745
Fox Factory Holding Corp. (Æ)	35,580	1,267	Fresh Del Monte Produce, Inc.	2,244	114
Gentherm, Inc. (Æ)	14,783	574	Freshpet, Inc. (Æ)	15,111	251
G-III Apparel Group, Ltd. (Æ)	2,563	64	J&J Snack Foods Corp.	636	84
Grand Canyon Education, Inc. (Æ)	21,150	1,657	John B Sanfilippo & Son, Inc.	8,850	559
Gray Television, Inc. (Æ)	25,347	347	Lancaster Colony Corp.	650	80
Helen of Troy, Ltd. (Æ)	1,199	113	Medifast, Inc.	1,646	68
Hibbett Sports, Inc. (Æ)	2,135	44	New Age Beverages Corp. (Æ)	60,433	310
HSN, Inc.	19,672	628	Omega Protein Corp.	15,462	277
ILG, Inc.	3,476	96	Primo Water Corp. (Æ)	48,219	612
IMAX Corp. (Æ)	4,206	93	Sanderson Farms, Inc.	841	97
Inter Parfums, Inc.	1,132	41	Tootsie Roll Industries, Inc. (Ñ)	1,759	61
International Speedway Corp. Class A	1,244	47	Universal Corp.	927	60
Johnson Outdoors, Inc. Class A	1,650	80	USANA Health Sciences, Inc. (Æ)	1,116	72
Kona Grill, Inc. (Æ)	17,361	64	Village Super Market, Inc. Class A	3,140	81
Lakeland Industries, Inc. (Æ)	25,757	373	WD-40 Co.	383	42
Libbey, Inc.	19,288	155	Weis Markets, Inc.	2,084	102
Malibu Boats, Inc. Class A(Æ)	20,497	530			5,925
Monarch Casino & Resort, Inc. (Æ)	3,243	98
Motorcar Parts of America, Inc. (Æ)	5,806	164	Energy - 4.0%
Nutrisystem, Inc.	4,585	239	Callon Petroleum Co. (Æ)	93,810	995
			Delek US Holdings, Inc.	34,173	904

See accompanying notes which are an integral part of the financial statements.

18 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Gores Holdings, Inc. Class A(Æ)	41,291	665	Euronet Worldwide, Inc. (Æ)	1,326	116
Gulfport Energy Corp. (Æ)	91,554	1,350	Evercore Partners, Inc. Class A	948	67
Nabors Industries, Ltd.	77,934	634	Ezcorp, Inc. Class A(Æ)	6,882	53
Oceaneering International, Inc.	16,378	374	Fair Isaac Corp.	570	79
PBF Energy, Inc. Class A	94,698	2,108	FBL Financial Group, Inc. Class A	1,037	64
Ring Energy, Inc. (Æ)	95,329	1,239	FCB Financial Holdings, Inc. Class A(Æ)	10,647	508
RPC, Inc. (Ñ)	9,285	188	FelCor Lodging Trust, Inc. (ö)	12,033	87
Southwestern Energy Co. (Æ)	176,464	1,073	Fidelity & Guaranty Life	3,584	111
TerraForm Power, Inc. Class A(Æ)	8,251	99	First BanCorp	17,371	543
Whiting Petroleum Corp. (Æ)	80,721	445	First Commonwealth Financial Corp.	84,565	1,072
		10,074	First Defiance Financial Corp.	1,427	75
			First Horizon National Corp.	34,190	596
Financial Services - 25.3%			First Industrial Realty Trust, Inc. (ö)	4,185	120
Acadia Realty Trust(ö)	3,004	84	First Merchants Corp.	11,612	466
Agree Realty Corp. (ö)	1,954	90	First Midwest Bancorp, Inc.	19,437	453
Alexander's, Inc. (ö)	132	56	Flagstar Bancorp, Inc. (Æ)	3,517	108
Ambac Financial Group, Inc. (Æ)	5,717	99	FNB Corp.	198,152	2,805
American Assets Trust, Inc. (ö)	1,669	66	Four Corners Property Trust, Inc. (ö)	3,841	96
American Equity Investment Life Holding			Franklin Financial Network, Inc. (Æ)	13,691	565
Co.	72,112	1,894	Franklin Street Properties Corp. (ö)	6,261	69
Amerisafe, Inc.	14,516	827	Genworth Financial, Inc. Class A(Æ)	22,972	87
Ares Commercial Real Estate Corp. (ö)	5,563	73	GEO Group, Inc. (The)(ö)	4,723	140
Argo Group International Holdings, Ltd.	3,742	227	German American Bancorp, Inc.	13,469	459
Armada Hoffler Properties, Inc. (ö)	5,391	70	Getty Realty Corp. (ö)	3,214	81
Ashford Hospitality Prime, Inc. (ö)	7,470	77	Gladstone Commercial Corp. (ö)	3,218	70
Ashford Hospitality Trust, Inc. (ö)	12,353	75	Gramercy Property Trust(ö)	28,030	833
Astoria Financial Corp.	32,229	649	Great Western Bancorp, Inc.	20,604	841
Atlas Financial Holdings, Inc. (Æ)	9,932	148	Green Dot Corp. Class A(Æ)	58,884	2,268
BancFirst Corp.	838	81	Hancock Holding Co.	14,652	718
Bancorp, Inc. (The)(Æ)	48,866	370	Hannon Armstrong Sustainable Infrastructure
BankUnited, Inc.	13,130	443	Capital, Inc. (ö)	1,804	41
Banner Corp.	7,802	441	Hanover Insurance Group, Inc. (The)	11,980	1,062
BofI Holding, Inc. (Æ)(Ñ)	3,178	75	Health Insurance Innovations, Inc. Class
Brandywine Realty Trust(ö)	21,028	369	A(Æ)	29,422	691
Brookline Bancorp, Inc.	61,836	903	Healthcare Realty Trust, Inc. (ö)	3,181	109
Capitol Federal Financial, Inc.	5,208	74	Heritage Financial Corp.	21,682	575
CenterState Banks, Inc.	30,223	751	Heritage Insurance Holdings, Inc.	4,151	54
Chatham Lodging Trust(ö)	4,261	86	Hersha Hospitality Trust Class A(ö)	4,231	78
Chemical Financial Corp.	6,862	332	Highwoods Properties, Inc. (ö)	20,196	1,024
Chesapeake Lodging Trust(ö)	4,052	99	Home Bancorp, Inc.	1,780	76
CNO Financial Group, Inc.	53,249	1,112	Horace Mann Educators Corp.	1,675	63
CoBiz Financial, Inc.	28,836	502	Houlihan Lokey, Inc. Class A	4,525	158
Cohen & Steers, Inc.	7,537	306	Howard Hughes Corp. (The)(Æ)	7,247	890
Colony Starwood Homes(ö)	2,863	98	Iberiabank Corp.	16,215	1,322
Columbia Banking System, Inc.	4,313	172	Independence Realty Trust, Inc. (ö)	8,728	86
Community Bank System, Inc.	3,725	208	Infinity Property & Casualty Corp.	1,239	116
Community Healthcare Trust, Inc. (ö)	21,090	540	InfraREIT, Inc. (ö)	4,269	82
ConnectOne Bancorp, Inc.	24,894	561	Investors Bancorp, Inc.	62,107	830
Cousins Properties, Inc. (ö)	14,263	125	iStar, Inc. (Æ)(ö)	6,969	84
Cowen Group, Inc. Class A(Æ)	48,022	780	James River Group Holdings, Ltd.	1,409	56
DiamondRock Hospitality Co. (ö)	9,660	106	JER Investment Trust, Inc. (Æ)(Å)	1,771	—
Easterly Government Properties, Inc. (ö)	2,373	50	Kinsale Capital Group, Inc.	2,566	96
EastGroup Properties, Inc. (ö)	1,434	120	Kite Realty Group Trust(ö)	3,642	69
Education Realty Trust, Inc. (ö)	7,491	290	LaSalle Hotel Properties(ö)	7,603	227
Employers Holdings, Inc.	5,322	225	LegacyTexas Financial Group, Inc.	19,032	726
Enova International, Inc. (Æ)	5,729	85	LendingTree, Inc. (Æ)	5,439	937
Enstar Group, Ltd. (Æ)	396	79	Lexington Realty Trust(ö)	9,906	98
Essent Group, Ltd. (Æ)	3,019	112	LTC Properties, Inc. (ö)	1,199	62

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 19

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Mack-Cali Realty Corp. (ö)	3,969	108	STORE Capital Corp. (ö)	22,010	494
MB Financial, Inc.	20,461	901	Summit Hotel Properties, Inc. (ö)	5,920	110
Mercantile Bank Corp.	13,571	427	Sunstone Hotel Investors, Inc. (ö)	11,743	189
Meridian Bancorp, Inc.	54,889	928	TCF Financial Corp.	31,694	505
Meta Financial Group, Inc.	1,094	97	Terreno Realty Corp. (ö)	3,173	107
MGIC Investment Corp. (Æ)	23,829	267	Third Point Reinsurance, Ltd. (Æ)	3,826	53
Moelis & Co. Class A	23,668	920	Tier REIT, Inc. (ö)	3,295	61
Monmouth Real Estate Investment Corp. (ö)	50,961	767	TrustCo Bank Corp.	16,488	128
Monogram Residential Trust, Inc. (ö)	7,983	78	UMB Financial Corp.	8,460	633
National General Holdings Corp.	27,193	574	UMH Properties, Inc. (ö)	3,322	57
National Health Investors, Inc. (ö)	1,484	118	Umpqua Holdings Corp.	111,735	2,050
National Storage Affiliates Trust(ö)	3,035	70	Universal Insurance Holdings, Inc.	2,883	73
National Western Life Group, Inc. Class A	375	120	Univest Corp. of Pennsylvania	9,905	297
Navigators Group, Inc. (The)	1,009	55	Urban Edge Properties(ö)	3,864	92
NexPoint Residential Trust, Inc. (ö)	2,712	68	Urstadt Biddle Properties, Inc. Class A(ö)	2,721	54
Northrim BanCorp, Inc.	15,850	482	Voya Financial, Inc.	20,762	766
Northwest Bancshares, Inc.	14,846	232	Waddell & Reed Financial, Inc. Class A	3,979	75
OceanFirst Financial Corp.	2,185	59	Washington Real Estate Investment Trust(ö)	3,281	105
OFG Bancorp	125,349	1,253	WesBanco, Inc.	14,772	584
Old National Bancorp	40,677	702	Westamerica Bancorporation(Ñ)	12,214	684
OM Asset Management PLC	52,396	779	Western Alliance Bancorp(Æ)	4,732	233
One Liberty Properties, Inc. (ö)	1,433	34	Western New England Bancorp, Inc.	44,084	447
OneBeacon Insurance Group, Ltd. Class A	9,503	173	WisdomTree Investments, Inc. (Ñ)	9,197	94
Owens Realty Mortgage, Inc. (ö)	4,603	78	WSFS Financial Corp.	12,417	563
Pacific Premier Bancorp, Inc. (Æ)	32,951	1,216	Xenia Hotels & Resorts, Inc. (ö)	5,994	116
Parkway, Inc. (ö)	2,631	60			63,844
Pebblebrook Hotel Trust(Ñ)(ö)	3,665	118
Pennsylvania Real Estate Investment Trust(ö)	2,586	29	Health Care - 11.7%
Physicians Realty Trust(ö)	4,779	96	Abaxis, Inc.	1,720	91
Potlatch Corp. (ö)	15,540	710	Acadia Healthcare Co. , Inc. (Æ)(Ñ)	12,621	623
Preferred Apartment Communities, Inc. Class			Accelerate Diagnostics, Inc. (Æ)(Ñ)	12,776	349
A(ö)	4,414	70	Acceleron Pharma, Inc. (Æ)	1,874	57
Preferred Bank	12,325	659	Adamas Pharmaceuticals, Inc. (Æ)(Ñ)	5,878	103
Primerica, Inc.	2,028	154	Addus HomeCare Corp. (Æ)	17,467	650
Prosperity Bancshares, Inc.	10,166	653	Aduro Biotech, Inc. Class A(Æ)	9,405	107
PS Business Parks, Inc. (ö)	1,196	158	Aimmune Therapeutics, Inc. (Æ)	5,464	112
QTS Realty Trust, Inc. Class A(ö)	2,117	111	Alder Biopharmaceuticals, Inc. (Æ)(Ñ)	3,648	42
Radian Group, Inc.	14,178	232	Almost Family, Inc. (Æ)	8,977	553
Ramco-Gershenson Properties Trust(ö)	4,208	54	Amedisys, Inc. (Æ)	12,605	792
Rayonier, Inc. (ö)	29,631	852	Amicus Therapeutics, Inc. (Æ)	13,145	132
Redwood Trust, Inc. (ö)	5,433	93	AMN Healthcare Services, Inc. (Æ)	2,532	99
Retail Opportunity Investments Corp. (ö)	46,801	898	Analogic Corp.	890	65
Rexford Industrial Realty, Inc. (ö)	4,133	113	Anavex Life Sciences Corp. (Æ)(Ñ)	13,069	70
RLI Corp.	1,093	60	Anika Therapeutics, Inc. (Æ)	1,260	62
RLJ Lodging Trust(ö)	7,462	148	Array BioPharma, Inc. (Æ)	8,924	75
Ryman Hospitality Properties, Inc. (ö)	1,556	100	Atrion Corp.	316	203
Sabra Health Care REIT, Inc. (ö)	3,483	84	Avexis, Inc. (Æ)	968	80
Safeguard Scientifics, Inc. (Æ)	11,803	140	AxoGen, Inc. (Æ)	28,967	485
Safety Insurance Group, Inc.	1,267	87	Axovant Sciences, Ltd. (Æ)(Ñ)	4,066	94
Saul Centers, Inc. (ö)	1,185	69	BioCryst Pharmaceuticals, Inc. (Æ)	8,631	48
Selective Insurance Group, Inc.	3,066	153	BioTelemetry, Inc. (Æ)	45,377	1,519
Seritage Growth Properties(Ñ)(ö)	1,986	83	Bluebird Bio, Inc. (Æ)	2,548	268
STAG Industrial, Inc. (ö)	3,648	101	Blueprint Medicines Corp. (Æ)	2,047	104
State Auto Financial Corp.	9,330	240	Cambrex Corp. (Æ)	8,785	525
State Bank Financial Corp.	13,719	372	Cara Therapeutics, Inc. (Æ)(Ñ)	4,460	69
State National Companies, Inc.	3,054	56	Cardiovascular Systems, Inc. (Æ)	39,163	1,262
Sterling Bancorp	36,919	858	Catalent, Inc. (Æ)	3,903	137
Stewart Information Services Corp.	1,430	65	Celldex Therapeutics, Inc. (Æ)(Ñ)	28,808	71

See accompanying notes which are an integral part of the financial statements.

20 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Chemed Corp.	1,416	290	Omeros Corp. (Æ)	3,991	79
ChemoCentryx, Inc. (Æ)	7,700	72	Omnicell, Inc. (Æ)	7,543	325
Coherus Biosciences, Inc. (Æ)	4,297	62	OraSure Technologies, Inc. (Æ)	5,277	91
Corcept Therapeutics, Inc. (Æ)	20,832	246	Otonomy, Inc. (Æ)	7,039	133
CorVel Corp. (Æ)	913	43	Owens & Minor, Inc.	2,384	77
Cutera, Inc. (Æ)	2,163	56	Pacira Pharmaceuticals, Inc. (Æ)	12,772	609
Eagle Pharmaceuticals, Inc. (Æ)	2,475	195	PAREXEL International Corp. (Æ)	1,825	159
Edge Therapeutics, Inc. (Æ)	8,517	87	Penumbra, Inc. (Æ)	6,948	610
Ensign Group, Inc. (The)	5,000	109	PharMerica Corp. (Æ)	3,437	90
Enzo Biochem, Inc. (Æ)	4,846	53	PRA Health Sciences, Inc. (Æ)	8,883	666
Epizyme, Inc. (Æ)	5,227	79	Prestige Brands Holdings, Inc. (Æ)	1,140	60
Esperion Therapeutics, Inc. (Æ)	1,758	81	Prothena Corp. PLC(Æ)	2,745	149
Exact Sciences Corp. (Æ)(Ñ)	7,324	259	Puma Biotechnology, Inc. (Æ)	1,866	163
Exactech, Inc. (Æ)	11,754	350	Quality Systems, Inc. (Æ)	3,762	65
FibroGen, Inc. (Æ)	2,825	91	Ra Pharmaceuticals, Inc. (Æ)	3,597	67
Five Prime Therapeutics, Inc. (Æ)	2,863	86	Radius Health, Inc. (Æ)	2,533	115
Flexion Therapeutics, Inc. (Æ)	3,441	70	Sage Therapeutics, Inc. (Æ)	2,240	178
Foundation Medicine, Inc. (Æ)(Ñ)	2,032	81	Sangamo BioSciences, Inc. (Æ)	17,501	154
Geron Corp. (Æ)	30,009	83	Sarepta Therapeutics, Inc. (Æ)	4,808	162
Glaukos Corp. (Æ)	2,851	118	SciClone Pharmaceuticals, Inc. (Æ)	6,753	74
Global Blood Therapeutics, Inc. (Æ)	2,491	68	Select Medical Holdings Corp. (Æ)	13,454	207
Globus Medical, Inc. Class A(Æ)	8,106	269	Spark Therapeutics, Inc. (Æ)	1,654	99
Halozyme Therapeutics, Inc. (Æ)	9,723	125	Supernus Pharmaceuticals, Inc. (Æ)	17,733	764
Halyard Health, Inc. (Æ)	2,525	99	Surmodics, Inc. (Æ)	8,219	231
HealthEquity, Inc. (Æ)	1,799	90	Tactile Systems Technology, Inc. (Æ)	23,905	683
HealthSouth Corp.	11,426	553	Teladoc, Inc. (Æ)	2,310	80
Healthways, Inc. (Æ)	27,106	1,080	Teligent, Inc. (Æ)(Ñ)	28,237	258
Heska Corp. (Æ)	7,427	758	Triple-S Management Corp. Class B(Æ)	3,878	66
ICU Medical, Inc. (Æ)	849	146	Ultragenyx Pharmaceutical, Inc. (Æ)	2,939	183
INC Research Holdings, Inc. Class A(Æ)	1,932	113	US Physical Therapy, Inc.	6,776	409
Innoviva, Inc. (Æ)	6,027	77	Veeva Systems, Inc. Class A(Æ)	9,547	585
Inogen, Inc. (Æ)	8,629	823	Veracyte, Inc. (Æ)	9,890	82
Inovio Pharmaceuticals, Inc. (Æ)	13,249	104	Versartis, Inc. (Æ)	4,431	77
Insulet Corp. (Æ)	2,808	144	Voyager Therapeutics, Inc. (Æ)(Ñ)	6,326	57
Integra LifeSciences Holdings Corp. (Æ)	1,279	70			29,479
Intersect ENT, Inc. (Æ)	3,123	87
Iovance Biotherapeutics, Inc. (Æ)(Ñ)	11,413	84	Materials and Processing - 9.1%
Ironwood Pharmaceuticals, Inc. Class A(Æ)	5,181	98	A Schulman, Inc.	33,943	1,086
Keryx Biopharmaceuticals, Inc. (Æ)(Ñ)	63,001	455	Aceto Corp.	4,195	65
Kite Pharma, Inc. (Æ)	1,931	200	Allegheny Technologies, Inc. (Ñ)	37,337	635
Lannett Co. , Inc. (Æ)(Ñ)	77,087	1,574	Beacon Roofing Supply, Inc. (Æ)	14,652	718
LeMaitre Vascular, Inc.	2,307	72	Broadwind Energy, Inc. (Æ)	31,513	159
Lexicon Pharmaceuticals, Inc. (Æ)(Ñ)	3,650	60	Builders FirstSource, Inc. (Æ)	4,870	75
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	5,494	667	Cabot Microelectronics Corp.	984	73
Loxo Oncology, Inc. (Æ)	2,118	170	Carpenter Technology Corp.	22,222	832
Luminex Corp.	3,297	70	Compass Minerals International, Inc.	14,060	918
Magellan Health, Inc. (Æ)	1,390	101	Ferroglobe PLC	68,168	815
Masimo Corp. (Æ)	1,661	151	FutureFuel Corp.	19,022	287
MediciNova, Inc. (Æ)	11,172	59	Installed Building Products, Inc. (Æ)	6,012	318
Medidata Solutions, Inc. (Æ)	1,213	95	Insteel Industries, Inc.	26,927	888
Merit Medical Systems, Inc. (Æ)	18,995	725	Interface, Inc. Class A	35,831	704
Minerva Neurosciences, Inc. (Æ)	11,119	98	ITT, Inc.	28,895	1,160
Molina Healthcare, Inc. (Æ)	8,551	592	KapStone Paper and Packaging Corp.	26,741	552
National HealthCare Corp.	1,054	74	Koppers Holdings, Inc. (Æ)	15,080	545
National Research Corp. Class A	2,114	57	Landec Corp. (Æ)	14,385	214
Nektar Therapeutics(Æ)	4,298	84	LB Foster Co. Class A	23,953	514
Neogen Corp. (Æ)	2,087	144	LCI Industries	2,789	286
NxStage Medical, Inc. (Æ)	3,121	78	LSB Industries, Inc. (Æ)(Ñ)	100,166	1,035

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 21

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
NCI Building Systems, Inc. (Æ)	36,664	612	Mitek Systems, Inc. (Æ)	58,666	493
NN, Inc.	23,213	637	Mobile Mini, Inc.	23,520	702
Oil-Dri Corp. of America	969	41	Modine Manufacturing Co. (Æ)	31,391	520
Omnova Solutions, Inc. (Æ)	61,414	599	NV5 Global, Inc. (Æ)	20,460	870
Owens-Illinois, Inc. (Æ)	21,238	508	Old Dominion Freight Line, Inc.	9,353	891
Patrick Industries, Inc. (Æ)	17,087	1,244	On Assignment, Inc. (Æ)	8,275	448
PGT Innovations, Inc. (Æ)	35,452	454	Park-Ohio Holdings Corp.	9,104	347
PolyOne Corp.	25,530	989	Primoris Services Corp.	18,843	470
RBC Bearings, Inc. (Æ)	3,948	402	Radiant Logistics, Inc. (Æ)	63,764	343
Silgan Holdings, Inc.	23,926	760	Ryder System, Inc.	876	63
Simpson Manufacturing Co. , Inc.	11,642	509	SkyWest, Inc.	16,537	580
Summit Materials, Inc. Class A(Æ)	27,202	785	Square, Inc. Class A(Æ)	19,639	461
Triton International, Ltd.	14,170	474	Student Transportation, Inc. (Ñ)	76,631	465
United States Steel Corp. (Ñ)	59,347	1,313	Sun Hydraulics Corp.	3,112	133
Universal Stainless & Alloy Products, Inc. (Æ)	16,898	330	Supreme Industries, Inc. Class A	13,425	221
US Concrete, Inc. (Æ)(Ñ)	16,213	1,273	Sykes Enterprises, Inc. (Æ)	4,586	154
		22,809	Titan International, Inc.	58,510	703
			TopBuild Corp. (Æ)	2,940	156
Producer Durables - 13.5%			Triumph Group, Inc.	17,029	538
AAR Corp.	5,628	196	UniFirst Corp.	766	108
ACCO Brands Corp. (Æ)	101,580	1,182	Vishay Precision Group, Inc. (Æ)	13,029	225
Advanced Energy Industries, Inc. (Æ)	5,840	378	WNS Holdings, Ltd. - ADR(Æ)	20,252	696
AECOM(Æ)	2,779	90	Zebra Technologies Corp. Class A(Æ)	5,323	535
Air Transport Services Group, Inc. (Æ)	54,164	1,180			33,930
Atlas Air Worldwide Holdings, Inc. (Æ)	21,927	1,143
AZZ, Inc.	11,243	627	Technology - 13.5%
Brink's Co. (The)	7,241	485	ADTRAN, Inc.	4,944	102
Casella Waste Systems, Inc. Class A(Æ)	74,296	1,218	Alarm. com Holdings, Inc. (Æ)	12,349	465
Columbus McKinnon Corp.	30,538	776	Aspen Technology, Inc. (Æ)	1,647	91
Compass Diversified Holdings(Ñ)	72,776	1,269	Asure Software, Inc. (Æ)	25,937	379
Covanta Holding Corp. (Ñ)	53,160	702	AVX Corp.	5,301	87
Crane Co.	2,277	181	Benchmark Electronics, Inc. (Æ)	7,432	240
Ducommun, Inc. (Æ)	18,257	577	Blackline, Inc. (Æ)	4,740	169
Dycom Industries, Inc. (Æ)	7,261	650	CACI International, Inc. Class A(Æ)	852	107
Ennis, Inc.	20,977	401	Carbonite, Inc. (Æ)	37,514	818
ExlService Holdings, Inc. (Æ)	1,022	57	CEVA, Inc. (Æ)	8,413	382
Flir Systems, Inc.	24,415	846	Cirrus Logic, Inc. (Æ)	9,454	593
Forrester Research, Inc.	1,122	44	Coherent, Inc. (Æ)	2,604	586
Forward Air Corp.	9,116	486	Cohu, Inc.	6,714	106
Genesee & Wyoming, Inc. Class A(Æ)	13,475	922	Cypress Semiconductor Corp.	33,606	459
GP Strategies Corp. (Æ)	9,878	261	CYREN, Ltd. (Æ)	52,563	108
Granite Construction, Inc.	8,311	401	Diebold Nixdorf, Inc.	70,380	1,972
Greenbrier Cos. , Inc. (Ñ)	12,023	556	Ellie Mae, Inc. (Æ)	853	94
Herman Miller, Inc.	19,005	578	EPAM Systems, Inc. (Æ)	877	74
Hudson Technologies, Inc. (Æ)	80,799	683	ePlus, Inc. (Æ)	571	42
InnerWorkings, Inc. (Æ)	17,810	207	Everbridge, Inc. (Æ)	6,454	157
John Bean Technologies Corp.	5,419	531	Evolent Health, Inc. Class A(Æ)	33,342	845
KBR, Inc.	97,417	1,482	Fabrinet(Æ)	1,383	59
Kennametal, Inc.	6,420	240	Finisar Corp. (Æ)	14,542	378
KLX, Inc. (Æ)	8,820	441	Five9, Inc. (Æ)	75,500	1,625
Knight Transportation, Inc.	12,334	457	FormFactor, Inc. (Æ)	78,778	977
Korn/Ferry International	27,904	964	Glu Mobile, Inc. (Æ)	22,991	57
Kornit Digital, Ltd. (Æ)	25,864	500	GrubHub, Inc. (Æ)	7,571	330
Lydall, Inc. (Æ)	21,428	1,108	GSI Group, Inc. (Æ)	43,619	1,570
Marten Transport, Ltd.	8,253	226	GTT Communications, Inc. (Æ)	27,437	868
MasTec, Inc. (Æ)	20,981	947	Hortonworks, Inc. (Æ)	35,247	454
MAXIMUS, Inc.	1,224	77	Ichor Holdings, Ltd. (Æ)	11,801	238
McGrath RentCorp	21,346	739	Insight Enterprises, Inc. (Æ)	5,663	226

See accompanying notes which are an integral part of the financial statements.

22 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Integrated Device Technology, Inc. (Æ)	45,285	1,168		California Water Service Group	2,148		79
InterXion Holding NV(Æ)	13,678	626		Chesapeake Utilities Corp.	1,797		135
iRobot Corp. (Æ)	3,036	255		Connecticut Water Service, Inc.	754		42
Kimball Electronics, Inc. (Æ)	6,093	110		Consolidated Water Co. , Ltd.	3,447		43
LogMeIn, Inc.	3,439	359		Delta Natural Gas Co. , Inc.	1,176		36
Lumentum Holdings, Inc. (Æ)	14,577	832		Dynegy, Inc. Class A(Æ)	11,504		95
Meet Group, Inc. (Æ)	12,134	61		El Paso Electric Co.	2,684		139
Mellanox Technologies, Ltd. (Æ)	18,756	812		Idacorp, Inc.	3,236		276
Mercury Systems, Inc. (Æ)	4,625	195		IDT Corp. Class B	4,396		63
Methode Electronics, Inc.	5,414	223		j2 Global, Inc.	835		71
MKS Instruments, Inc.	1,421	96		MGE Energy, Inc.	1,173		75
Monolithic Power Systems, Inc.	2,751	265		Middlesex Water Co.	1,441		57
Nanometrics, Inc. (Æ)	2,942	74		New Jersey Resources Corp.	4,001		159
NETGEAR, Inc. (Æ)	4,532	195		Northwest Natural Gas Co.	1,663		100
NetScout Systems, Inc. (Æ)	4,795	165		NorthWestern Corp.	2,016		123
NeuStar, Inc. Class A(Æ)	1,608	54		NRG Yield, Inc. Class A	4,580		78
NIC, Inc.	8,809	167		NRG Yield, Inc.	8,853		156
Nutanix, Inc. Class A(Æ)(Ñ)	16,092	324		ONE Gas, Inc.	3,836		268
Orbotech, Ltd. (Æ)	8,182	267		Ormat Technologies, Inc.	1,412		83
Paycom Software, Inc. (Æ)	1,907	130		Otter Tail Corp.	1,774		70
PC Connection, Inc.	9,588	259		Pattern Energy Group, Inc. Class A	2,134		51
Perficient, Inc. (Æ)	5,832	109		PNM Resources, Inc.	2,219		85
Photronics, Inc. (Æ)	5,543	52		Portland General Electric Co.	2,494		114
Q2 Holdings, Inc. (Æ)	9,348	345		RingCentral, Inc. Class A(Æ)	20,697		756
Quantenna Communications, Inc. (Æ)	7,407	141		SJW Group	10,592		521
RADCOM, Ltd. (Æ)	17,247	334		South Jersey Industries, Inc.	5,257		180
RealPage, Inc. (Æ)	19,689	708		Southwest Gas Holdings, Inc.	1,881		137
Rogers Corp. (Æ)	2,070	225		Spark Energy, Inc. Class A(Ñ)	4,334		81
Rudolph Technologies, Inc. (Æ)	16,469	376		Spire, Inc.	3,780		264
Sanmina Corp. (Æ)	6,456	246		Ultra Petroleum Corp. (Æ)(Ñ)	60,439		656
Sapiens International Corp. NV(Æ)	49,939	559		Unitil Corp.	25,976		1,254
ShotSpotter, Inc. (Æ)	12,977	166		WGL Holdings, Inc.	1,757		147
Silicon Motion Technology Corp. - ADR	11,511	555		York Water Co. (The)	1,584		55
Sparton Corp. (Æ)	10,337	227					8,142
Super Micro Computer, Inc. (Æ)	27,446	677

Synaptics, Inc. (Æ)	18,995	982		Total Common Stocks
Synchronoss Technologies, Inc. (Æ)	8,018	132
SYNNEX Corp.	792	95		(cost $205,288)			239,973
Tangoe, Inc. (Æ)	17,784	116
Tech Data Corp. (Æ)	790	80		Short-Term Investments - 3.9%
TESSCO Technologies, Inc.	18,277	243		U. S. Cash Management Fund	9,923,293	(8)	9,924
TTM Technologies, Inc. (Æ)	36,371	631		Total Short-Term Investments
Tyler Technologies, Inc. (Æ)	4,185	735		(cost $9,924)			9,924
Ultra Clean Holdings(Æ)	10,790	202
Varonis Systems, Inc. (Æ)	30,956	1,152		Other Securities - 5.6%
VeriFone Systems, Inc. (Æ)	83,057	1,503		U. S. Cash Collateral Fund(×)	14,199,051	(8)	14,199
Vocera Communications, Inc. (Æ)	12,880	340		Total Other Securities
Web. com Group, Inc. (Æ)	4,180	106		(cost $14,199)			14,199
Xperi Corp.	52,238	1,557
Xplore Technologies Corp. (Æ)	41,484	81
				Total Investments 104.8%
		33,970
				(identified cost $229,411)			264,096

Utilities - 3.2%				Other Assets and Liabilities, Net
Allete, Inc.	11,860	850
American States Water Co.	2,093	99	-	(4.8%)			(12,101)
Avista Corp.	2,825	120		Net Assets - 100.0%			251,995
Black Hills Corp.	1,050	71
Boingo Wireless, Inc. (Æ)	36,973	553

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 23

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
JER Investment Trust, Inc.	05/27/04	1,771	82.03	145	—
					—
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures	36	USD	2,546	09/17	13
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					13

Presentation of Portfolio Holdings
Amounts in thousands
				Fair Value
					Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$31,800		$—	$—	$—	$31,800	12.6
Consumer Staples	5,925		—	—	—	5,925	2.4
Energy	10,074		—	—	—	10,074	4.0
Financial Services	63,844		—	—	—	63,844	25.3
Health Care	29,479		—	—	—	29,479	11.7
Materials and Processing	22,809		—	—	—	22,809	9.1
Producer Durables	33,930		—	—	—	33,930	13.5
Technology	33,970		—	—	—	33,970	13.5
Utilities	8,142		—	—	—	8,142	3.2
Short-Term Investments	—		—	—	9,924	9,924	3.9
Other Securities	—		—	—	14,199	14,199	5.6
Total Investments	239,973		—	—	24,123	264,096	104.8
Other Assets and Liabilities, Net							(4.8)
							100.0
Other Financial Instruments
Assets
Futures Contracts	13		—	—	—	13	— *
A
Total Other Financial Instruments**	$13		$—	$—	$—	$13

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of the financial statements.

24 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 25

Russell Investment Funds
U.S. Small Cap Equity Fund

Fair Value of Derivative Instruments — June 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$13

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$99

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$134

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

26 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$13,393	$—	$13,393
Total Financial and Derivative Assets		13,393	—	13,393
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$13,393	$—	$13,393

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$2,501	$—	$2,501	$—
Citigroup	2,529	—	2,529	—
Fidelity	1,136	—	1,136	—
Goldman Sachs	3,934	—	3,934	—
JPMorgan Chase	868	—	868	—
Merrill Lynch	435	—	435	—
Morgan Stanley	1,412	—	1,412	—
UBS	578	—	578	—
Total	$13,393	$—	$13,393	$—

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$7	$—	$7
Total Financial and Derivative Liabilities		7	—	7
Financial and Derivative Liabilities not subject to a netting agreement		(7)	—	(7)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 27

Russell Investment Funds
U.S. Small Cap Equity Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$229,411
Investments, at fair value(*)(>)	264,096
Cash (restricted)(a)	245
Receivables:
Dividends and interest	226
Dividends from affiliated funds	10
Investments sold	3,922
Fund shares sold	1
Prepaid expenses	2
Total assets	268,502

Liabilities
Payables:
Investments purchased	1,976
Fund shares redeemed	36
Accrued fees to affiliates	199
Other accrued expenses	90
Variation margin on futures contracts	7
Payable upon return of securities loaned	14,199
Total liabilities	16,507

Net Assets	$251,995

See accompanying notes which are an integral part of the financial statements.

28 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Statement of Assets and Liabilities, continued — June 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$231
Accumulated net realized gain (loss)	6,962
Unrealized appreciation (depreciation) on:
Investments	34,685
Futures contracts	13
Shares of beneficial interest	158
Additional paid-in capital	209,946
Net Assets	$251,995

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$15.92
Net assets	$251,995,125
Shares outstanding ($. 01 par value)	15,832,972
Amounts in thousands
(*) Securities on loan included in investments	$13,393
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$24,123

(a) Cash Collateral for Futures	$245
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 29

Russell Investment Funds
U.S. Small Cap Equity Fund

Statement of Operations — For the Period Ended June 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,114
Dividends from affiliated funds	47
Securities lending income (net)	64
Securities lending income from affiliated funds (net)	69
Total investment income	1,294

Expenses
Advisory fees	1,047
Administrative fees	58
Custodian fees	27
Transfer agent fees .	5
Professional fees	32
Trustees’ fees	4
Printing fees	16
Miscellaneous	8
Total expenses	1,197
Net investment income (loss)	97

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	11,083
Futures contracts	99
Net realized gain (loss)	11,182
Net change in unrealized appreciation (depreciation) on:
Investments	(651)
Futures contracts	134
Net change in unrealized appreciation (depreciation)	(517)
Net realized and unrealized gain (loss)	10,665
Net Increase (Decrease) in Net Assets from Operations	$10,762

See accompanying notes which are an integral part of the financial statements.

30 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97	$1,610
Net realized gain (loss)	11,182	3,178
Net change in unrealized appreciation (depreciation)	(517)	32,497
Net increase (decrease) in net assets from operations	10,762	37,285

Distributions
From net investment income	(127)	(1,537)
From net realized gain	—	(116)
From return of capital	—	(219)
Net decrease in net assets from distributions	(127)	(1,872)

Share Transactions*
Net increase (decrease) in net assets from share transactions	12,645	(24,761)
Total Net Increase (Decrease) in Net Assets	23,280	10,652

Net Assets
Beginning of period	228,715	218,063
End of period	$251,995	$228,715
Undistributed (overdistributed) net investment income included in net assets	$231	$261

* Share transaction amounts (in thousands) for the periods ended June 30, 2017 and December 31, 2016 were as follows:
	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,540	$24,104	497	$6,506
Proceeds from reinvestment of distributions	8	128	137	1,872
Payments for shares redeemed	(749)	(11,587)	(2,463)	(33,139)
Total increase (decrease)	799	$12,645	(1,829)	$(24,761)

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 31

Russell Investment Funds
U.S. Small Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net	Return of
	Period	(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
June 30, 2017(1)	15.21	. 01	. 71	. 72	(. 01)	—	—
December 31, 2016	12.93	. 10	2.30	2.40	(. 10)	(. 01)	(. 01)
December 31, 2015	15.51	. 09	(1.19)	(1.10)	(. 10)	(1.38)	—
December 31, 2014	16.88	. 06	. 18	. 24	(. 04)	(1.57)	—
December 31, 2013	13.02	. 08	5.11	5.19	(. 07)	(1.26)	—
December 31, 2012	11.36	. 13	1.67	1.80	(. 14)	—	—

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 32

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(. 01)	15.92	4.73	251,995	1.03	1.03	. 08	61
(. 12)	15.21	18.66	228,715	1.03	1.03	. 76	106
(1.48)	12.93	(7.19)	218,063	1.06	1.04	. 61	138
(1.61)	15.51	1.56	253,803	1.06	1.01	. 35	80
(1.33)	16.88	40.00	237,828	1.05	1.00	. 50	77
(. 14)	13.02	15.84	185,902	1.09	1.04	1.08	150

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33

Russell Investment Funds
U.S. Small Cap Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2017 were as follows:
Advisory fees	$185,802
Administration fees	10,322
Transfer agent fees	908
Trustee fees	1,700
$198,732

Transactions (amounts in thousands) during the period ended June 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$12,596	$53,976	$52,373	$—	$—	$14,199	$69	$—
U. S. Cash Management Fund	9,567	31,404	31,046	1	(2)	9,924	47	—
	$22,163	$85,380	$83,419	$1	$(2)	$24,123	$116	$—

Federal Income Taxes (Unaudited)

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$230,601,935
Unrealized Appreciation	$40,126,980
Unrealized Depreciation	(6,632,491)
Net Unrealized Appreciation (Depreciation)	$33,494,489

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2017, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

34 U.S. Small Cap Equity Fund

Russell Investment Funds
International Developed Markets Fund

Shareholder Expense Example — June 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2017 to June 30, 2017.	January 1, 2017	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2017	$1,136.00	$1,019.49
The information in the table under the heading “Actual	Expenses Paid During Period*	$5.67	$5.36
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

International Developed Markets Fund 35

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.4%			Brazil - 0.5%
Australia - 3.8%			BM&FBovespa SA - Bolsa de Valores
AGL Energy, Ltd.	62,947	1,235	Mercadorias e Futuros(Æ)	142,587	850
Aristocrat Leisure, Ltd.	124,590	2,159	Cielo SA	77,860	578
Australia & New Zealand Banking			Embraer SA - ADR	34,600	631
Group, Ltd. - ADR	16,306	359			2,059
Coca-Cola Amatil, Ltd.	20,600	146
Commonwealth Bank of Australia - ADR	8,450	538	Canada - 3.9%
CSL, Ltd.	6,362	676	Agrium, Inc.	1,845	167
Dexus Property Group(Æ)(ö)	33,200	242	Amaya, Inc. (Æ)	5,900	105
Investa Office Fund(ö)	3,800	13	Atco, Ltd. Class I	3,600	141
Macquarie Group, Ltd.	34,978	2,378	Bank of Montreal	17,556	1,289
Metcash, Ltd. (Æ)	18,463	34	Bank of Nova Scotia (The)	11,675	702
Mirvac Group(ö)	158,200	260	BCE, Inc.	4,871	219
National Australia Bank, Ltd. - ADR	12,687	289	Brookfield Asset Management, Inc.
Newcrest Mining, Ltd.	45,700	709	Class A	5,896	231
Northern Star Resources, Ltd.	25,187	92	CAE, Inc.	10,900	188
Qantas Airways, Ltd.	159,158	701	Canadian Imperial Bank of Commerce	12,501	1,016
QBE Insurance Group, Ltd.	120,600	1,095	Canadian Real Estate Investment
Rio Tinto, Ltd. - ADR	2,514	122	Trust(ö)	2,478	87
Sandfire Resources NL	20,262	88	CI Financial Corp.	3,600	77
Santos, Ltd. (Æ)	17,800	41	Cogeco Communications, Inc.	1,000	61
Stockland(ö)	106,600	359	Constellation Software, Inc.	200	105
Tabcorp Holdings, Ltd.	45,806	154	Emera, Inc.	3,427	127
Telstra Corp. , Ltd.	82,191	272	Empire Co. , Ltd. Class A	7,470	127
Transurban Group - ADR(Æ)	19,313	176	Encana Corp.	53,193	468
Treasury Wine Estates, Ltd.	15,700	159	Fairfax Financial Holdings, Ltd.	148	64
Vicinity Centres(ö)	121,200	239	First Capital Realty, Inc. Class A	4,054	62
Washington H Soul Pattinson & Co. , Ltd.	11,730	150	First Quantum Minerals, Ltd.	52,621	445
Wesfarmers, Ltd. (Æ)	36,292	1,120	George Weston, Ltd.	5,600	507
Westfield Corp. (ö)	17,479	108	Granite Real Estate Investment Trust(ö)	2,100	83
Westpac Banking Corp.	16,078	375	Great-West Lifeco, Inc.	5,846	158
Whitehaven Coal, Ltd. (Æ)	31,600	70	H&R Real Estate Investment Trust(ö)	10,800	183
Woolworths, Ltd.	20,524	403	Hydro One, Ltd. (Þ)	5,313	95
		14,762	IGM Financial, Inc.	3,136	97
			Intact Financial Corp.	4,964	375
Austria - 0.5%			Jean Coutu Group PJC, Inc. (The) Class
Erste Group Bank AG(Æ)	43,944	1,685	A	6,565	101
EVN AG	9,198	138	Loblaw Cos. , Ltd.	16,000	891
Lenzing AG	45	8	Magna International, Inc. Class A	3,100	144
OMV AG	3,641	189	Manulife Financial Corp.	55,751	1,045
		2,020	National Bank of Canada	12,600	530
			Paramount Resources, Ltd. Class A(Æ)	2,700	40
Belgium - 1.3%			Power Corp. of Canada	14,859	339
Ageas	8,890	358	RioCan Real Estate Investment Trust(ö)	13,800	256
Anheuser-Busch InBev SA	10,022	1,109	Rogers Communications, Inc. Class B	15,900	751
Elia System Operator SA	1,654	94	Royal Bank of Canada - GDR	11,066	804
Groupe Bruxelles Lambert SA	4,867	469	Saputo, Inc. - ADR	6,400	204
KBC Groep NV	23,253	1,765	Smart Real Estate Investment Trust(ö)	4,600	114
Proximus	10,390	363	SNC-Lavalin Group, Inc.	3,624	157
Sofina SA	459	66	Sun Life Financial, Inc.	6,273	224
UCB SA	13,480	928	TELUS Corp.	22,700	784
		5,152	Toronto Dominion Bank	29,771	1,501
			Trisura Group, Ltd. (Æ)	28	—
Bermuda - 0.2%			West Fraser Timber Co. , Ltd.	1,900	90
XL Group, Ltd.	20,601	902			15,154

See accompanying notes which are an integral part of the financial statements.

36 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cayman Islands - 1.0%			Hermes International	1,135	561
Melco Crown Entertainment, Ltd. - ADR	30,409	683	Ipsen SA	175	24
Tencent Holdings, Ltd.	87,074	3,107	L'Oreal SA	5,994	1,249
		3,790	LVMH Moet Hennessy Louis Vuitton
			SE - ADR	2,511	630
China - 1.2%			Neopost SA	420	20
Alibaba Group Holding, Ltd. - ADR(Æ)	15,488	2,182	Orange SA - ADR(Ñ)	13,966	222
JD. com, Inc. - ADR(Æ)	17,747	696	Pernod Ricard SA	2,242	301
Lenovo Group, Ltd.	2,120,000	1,339	Peugeot SA	6,586	131
Weibo Corp. - ADR(Æ)	8,162	543	Publicis Groupe SA - ADR	29,058	2,176
		4,760	Renault SA	3,184	289
			Rexel SA Class H	42,075	690
Colombia - 0.1%			Safran SA(Ñ)	8,389	769
Ecopetrol SA - ADR(Ñ)	29,900	272	Sanofi - ADR	35,704	3,432
			Schneider Electric SE(Æ)	30,085	2,316
Czech Republic - 0.0%			Societe Generale SA	8,638	470
Komercni Banka AS	2,700	108	Thales SA	8,360	901
			Total SA	56,002	2,775
Denmark - 1.7%			Unibail-Rodamco SE(ö)	348	88
Carlsberg A/S Class B	883	95	Vallourec SA(Æ)(Ñ)	148,982	913
Coloplast A/S Class B	6,149	515	Veolia Environnement SA	6,349	135
Danske Bank A/S	55,563	2,145	Vinci SA	16,537	1,413
Dfds A/S	1,983	106			35,227
DSV A/S	14,349	884
Genmab A/S(Æ)	2,917	624	Germany - 7.8%
ISS A/S	9,750	384	Adidas AG	3,516	674
Novo Nordisk A/S Class B	35,394	1,518	Allianz SE	4,565	900
Royal Unibrew A/S	201	10	BASF SE	3,787	352
TDC A/S	16,683	97	Bayer AG	30,089	3,893
Vestas Wind Systems A/S	1,330	123	Bayerische Motoren Werke AG	2,851	265
		6,501	Beiersdorf AG	3,940	415
			Commerzbank AG(Æ)	3,000	36
Finland - 0.1%			Continental AG	5,130	1,107
Sampo OYJ Class A	2,718	139	Covestro AG(Þ)	13,943	1,007
Stora Enso OYJ Class R	4,790	62	Daimler AG	17,030	1,236
UPM-Kymmene OYJ	5,465	156	Deutsche Bank AG	36,336	645
Valmet OYJ	6,265	122	Deutsche Boerse AG	39,033	4,128
		479	Deutsche Lufthansa AG	20,930	478
			Deutsche Post AG	3,455	130
France - 9.1%			Deutsche Telekom AG	34,875	627
Air France-KLM(Æ)	4,870	70	Evonik Industries AG	4,600	147
Air Liquide SA Class A	12,243	1,521	Fresenius SE & Co. KGaA	1,363	117
Airbus Group SE	20,300	1,673	Hannover Rueck SE	3,666	441
Atos SE	5,385	756	HeidelbergCement AG	7,149	692
AXA SA	14,735	406	Henkel AG & Co. KGaA	806	97
BNP Paribas SA	42,184	3,068	Hugo Boss AG	7,500	526
Bouygues SA - ADR	41,023	1,732	Infineon Technologies AG - ADR	35,528	753
Capgemini SE	1,294	134	Linde AG	7,760	1,474
Carrefour SA	9,387	238	MAN SE	616	66
Casino Guichard Perrachon SA	6,700	397	Metro AG	20,968	708
Cie de Saint-Gobain	28,072	1,501	Muenchener Rueckversicherungs-
Credit Agricole SA	87,066	1,415	Gesellschaft AG in Muenchen	13,259	2,675
Danone SA	1,178	89	Rhoen Klinikum AG	4,350	127
Dassault Aviation SA	143	200	SAP SE - ADR(Ñ)	11,996	1,256
Dassault Systemes	1,909	171	SAP SE - ADR	9,865	1,031
Engie SA	33,720	511	Siemens AG	20,509	2,819
Essilor International SA	9,963	1,274	Talanx AG	5,127	192
Faurecia	9,030	459
Gecina SA(ö)	681	107

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 37

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Zalando SE(Æ)(Þ)	20,666	947	Teva Pharmaceutical Industries, Ltd.
		29,961	- ADR	29,100	967
			Teva Pharmaceutical Industries, Ltd.	4,306	143
Hong Kong - 2.3%					3,208
AIA Group, Ltd.	145,000	1,059
BOC Hong Kong Holdings, Ltd.	29,000	139	Italy - 3.2%
Cheung Kong Property Holdings, Ltd.	29,500	231	Assicurazioni Generali SpA	6,383	105
China Mobile, Ltd.	72,500	767	Davide Campari-Milano SpA	115,462	816
CK Hutchison Holdings Ltd	8,000	100	Enel SpA	868,744	4,680
CLP Holdings, Ltd.	15,000	159	ENI SpA - ADR	205,754	3,105
Guangdong Investment, Ltd.	359,900	496	FinecoBank Banca Fineco SpA	59,830	473
Guoco Group, Ltd.	8,000	92	Intesa Sanpaolo SpA	51,260	164
Henderson Land Development Co. , Ltd.	36,900	206	Leonardo SpA	3,320	55
HKT Trust & HKT, Ltd.	191,000	251	Mediobanca SpA	29,000	288
Hongkong & Shanghai Hotels, Ltd. (The)	85,000	154	Parmalat SpA	42,028	145
Hongkong Land Holdings, Ltd.	36,500	269	Saras SpA	13,872	32
Hopewell Holdings, Ltd.	42,500	162	Snam Rete Gas SpA	57,862	253
Hysan Development Co. , Ltd.	50,000	239	Societa Cattolica di Assicurazioni SCRL	4,300	34
Jardine Matheson Holdings, Ltd.	1,900	122	Telecom Italia SpA(Æ)	637,797	591
Kerry Properties, Ltd.	117,000	397	UniCredit SpA(Æ)	78,661	1,483
Link(ö)	93,500	711			12,224
New World Development Co. , Ltd.	84,000	107
Semiconductor Manufacturing			Japan - 15.4%
International Corp. (Æ)	511,000	593	77 Bank, Ltd. (The)	2,000	10
SJM Holdings, Ltd.	573,100	604	Aisin Seiki Co. , Ltd.	2,900	149
Sun Hung Kai Properties, Ltd.	8,000	118	Alfresa Holdings Corp.	3,600	70
Swire Pacific, Ltd. Class A	18,000	176	Alps Electric Co. , Ltd.	22,700	658
Swire Properties, Ltd.	23,800	79	Amada Holdings Co. , Ltd.	1,800	21
WH Group, Ltd. (Þ)	728,500	734	ANA Holdings, Inc.	35,000	122
Wharf Holdings, Ltd. (The)	49,466	410	Aozora Bank, Ltd.	34,000	130
Wheelock & Co. , Ltd.	75,000	566	Asahi Kasei Corp.	17,000	183
Yue Yuen Industrial Holdings, Ltd.	26,000	108	Astellas Pharma, Inc.	140,600	1,721
		9,049	Bandai Namco Holdings, Inc.	3,900	133
			Benesse Holdings, Inc.	700	26
India - 0.4%			Bridgestone Corp.	14,200	613
HDFC Bank, Ltd. - ADR	19,376	1,685	Canon, Inc.	11,400	388
			Central Japan Railway Co.	1,300	212
Indonesia - 0.2%			Coca-Cola West Co. , Ltd.	4,500	130
Bank Central Asia Tbk PT	516,200	703	Dai-ichi Life Holdings, Inc.	55,750	1,013
			Daiichi Sankyo Co. , Ltd.	10,600	250
Ireland - 0.8%			Daito Trust Construction Co. , Ltd.	1,100	171
CRH PLC	35,168	1,253	Denso Corp.	3,800	161
James Hardie Industries PLC	33,901	534	East Japan Railway Co.	900	86
Ryanair Holdings PLC - ADR(Æ)	3,241	349	Eisai Co. , Ltd.	14,300	791
Willis Towers Watson PLC	5,106	743	Electric Power Development Co. , Ltd.	4,600	114
		2,879	FANUC Corp.	4,280	827
			Fuji Electric Co. , Ltd.	191,000	1,009
Israel - 0.8%			Fuji Heavy Industries, Ltd.	1,300	44
Azrieli Group	1,180	66	Fuji Media Holdings, Inc.	5,200	71
Bank Hapoalim BM	49,200	332	FUJIFILM Holdings Corp.	5,100	184
Bank Leumi Le-Israel BM	154,807	751	Fujitsu, Ltd.	280,000	2,067
Bezeq The Israeli Telecommunication			Gunma Bank, Ltd. (The)	6,600	40
Corp. , Ltd.	94,500	157	H2O Retailing Corp.	800	15
Check Point Software Technologies, Ltd.			Hachijuni Bank, Ltd. (The)	21,300	136
(Æ)	4,598	501	Haseko Corp.	9,000	109
Israel Discount Bank, Ltd. Class A(Æ)	26,500	70	Hitachi, Ltd.	283,000	1,740
Mizrahi Tefahot Bank, Ltd.	6,770	123	Hokuhoku Financial Group, Inc.	3,500	56
Nice, Ltd.	1,240	98	Honda Motor Co. , Ltd.	84,000	2,295

See accompanying notes which are an integral part of the financial statements.

38 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hoya Corp.	4,600	240	Seibu Holdings, Inc.	48,000	889
Idemitsu Kosan Co. , Ltd.	3,900	111	Seino Holdings Co. , Ltd.	4,900	65
IHI Corp.	337,000	1,150	Sekisui Chemical Co. , Ltd.	16,800	301
Iida Group Holdings Co. , Ltd.	33,100	552	Sekisui House, Ltd.	21,200	374
Inpex Corp.	217,600	2,099	Seven & i Holdings Co. , Ltd.	4,000	165
Isuzu Motors, Ltd.	117,900	1,459	Shimamura Co. , Ltd.	1,400	171
ITOCHU Corp.	55,700	829	Shimizu Corp.	7,000	74
Japan Petroleum Exploration Co. , Ltd.	4,600	96	Shionogi & Co. , Ltd.	1,200	67
Japan Post Bank Co. , Ltd.	17,800	228	Shizuoka Bank, Ltd. (The)	13,000	118
Japan Post Holdings Co. , Ltd.	40,500	503	Showa Shell Sekiyu KK	2,300	21
Japan Tobacco, Inc.	14,200	499	SMC Corp.	2,200	670
JX Holdings, Inc.	205,400	898	SoftBank Group Corp.	18,300	1,487
Kajima Corp.	21,000	177	Sojitz Corp.	64,700	159
Kansai Electric Power Co. , Inc. (The)	16,300	225	Sompo Japan Nipponkoa Holdings, Inc.	22,100	858
Kao Corp.	4,700	280	Sony Corp.	67,900	2,590
KDDI Corp.	15,000	397	Sumco Corp.	1,600	23
Keyence Corp.	500	220	Sumitomo Bakelite Co. , Ltd.	2,000	14
Komatsu, Ltd.	24,900	635	Sumitomo Chemical Co. , Ltd.	24,000	138
Kuraray Co. , Ltd.	8,900	162	Sumitomo Corp.	115,000	1,499
Lawson, Inc.	6,000	420	Sumitomo Mitsui Financial Group, Inc.	38,400	1,502
Marubeni Corp.	141,900	918	Sumitomo Mitsui Trust Holdings, Inc.	3,300	118
Matsumotokiyoshi Holdings Co. , Ltd.	3,000	171	Sumitomo Osaka Cement Co. , Ltd.	153,000	727
McDonald's Holdings Co. Japan, Ltd.	3,600	138	Taisei Corp.	21,000	192
Medipal Holdings Corp.	12,100	224	Takashimaya Co. , Ltd.	2,000	19
Megmilk Snow Brand Co. , Ltd.	1,400	39	Takeda Pharmaceutical Co. , Ltd.	7,200	366
Miraca Holdings, Inc.	1,500	68	Tokai Tokyo Financial Holdings, Inc.	3,100	17
Mitsubishi Chemical Holdings Corp.	59,700	496	Tokio Marine Holdings, Inc.	30,200	1,254
Mitsubishi Corp.	10,000	210	Tokyo Electric Power Co. Holdings, Inc.
Mitsubishi Tanabe Pharma Corp.	11,800	273	(Æ)	118,200	488
Mitsubishi UFJ Financial Group, Inc.	241,500	1,629	Tokyo Electron, Ltd.	800	108
Mitsui & Co. , Ltd.	21,500	308	Tokyo Gas Co. , Ltd.	39,000	203
Mitsui Chemicals, Inc.	41,000	218	Toppan Printing Co. , Ltd.	24,000	264
Mixi, Inc.	10,100	560	Toray Industries, Inc.	16,000	134
Mizuho Financial Group, Inc.	152,500	279	Toyota Motor Corp.	25,400	1,332
Morinaga Milk Industry Co. , Ltd.	12,000	91	Trend Micro, Inc.	16,900	872
MS&AD Insurance Group Holdings, Inc.	10,600	357	Ulvac, Inc.	2,000	96
NEC Corp.	45,000	120	West Japan Railway Co.	12,800	905
NH Foods, Ltd.	17,000	517	Yamada Denki Co. , Ltd.	50,300	250
Nidec Corp.	5,900	606	Yamaguchi Financial Group, Inc.	16,000	194
Nintendo Co. , Ltd.	2,700	904			59,328
Nippon Denko Co. , Ltd.	2,600	9
Nippon Electric Glass Co. , Ltd.	1,000	36	Jersey - 0.2%
Nippon Suisan Kaisha, Ltd.	17,800	104	Experian PLC	4,884	100
Nippon Telegraph & Telephone Corp.	26,603	1,259	Glencore PLC(Æ)	42,667	160
Nippon Television Holdings, Inc.	7,400	125	Shire PLC - ADR	2,518	139
Nissan Motor Co. , Ltd.	25,400	253	Wolseley PLC - ADR	7,027	432
Nomura Holdings, Inc.	50,900	306			831
NTT DOCOMO, Inc.	46,000	1,086
Obayashi Corp.	56,200	662	Luxembourg - 0.1%
Oji Holdings Corp.	27,000	140	Samsonite International SA	114,000	476
Ono Pharmaceutical Co. , Ltd.	25,600	559
Open House Co. , Ltd.	2,300	71	Macao - 0.2%
ORIX Corp.	27,100	421	Sands China, Ltd.	185,200	848
Osaka Gas Co. , Ltd.	40,000	164
Penta-Ocean Construction Co. , Ltd.	4,400	25	Malaysia - 0.3%
Rohm Co. , Ltd.	2,700	208	CIMB Group Holdings BHD	667,500	1,023
Saizeriya Co. , Ltd.	1,000	29
SBI Holdings, Inc.	7,100	96

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 39

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Netherlands - 3.8%			Shinhan Financial Group Co. , Ltd.	6,871	297
ABN AMRO Group NV(Þ)	25,185	673			8,749
Aegon NV	198,647	1,020
AerCap Holdings NV(Æ)	3,442	160	Spain - 2.2%
Akzo Nobel NV	2,250	195	Aena SA(Þ)	4,153	812
ASML Holding NV	3,250	423	Amadeus IT Group SA Class A	11,492	687
BE Semiconductor Industries NV	150	8	Banco Bilbao Vizcaya Argentaria SA
EXOR NV	150	8	- ADR	30,556	255
Heineken NV	10,073	981	Banco de Sabadell SA - ADR	539,777	1,104
ING Groep NV	163,366	2,843	Banco Santander SA - ADR	235,872	1,571
Koninklijke Ahold Delhaize NV	24,947	478	CaixaBank SA	5,000	24
Koninklijke KPN NV	343,364	1,102	Cellnex Telecom SA(Þ)	17,171	355
Koninklijke Philips NV	40,800	1,452	Ebro Foods SA	4,756	109
NN Group NV	31,133	1,109	Endesa SA - ADR	16,944	391
NXP Semiconductors NV(Æ)	1,400	153	Gas Natural SDG SA	1,799	42
Randstad Holding NV	3,606	211	Iberdrola SA	169,692	1,348
Royal Dutch Shell PLC Class A	83,330	2,217	Industria de Diseno Textil SA	20,949	807
Wolters Kluwer NV	19,640	832	Red Electrica Corp. SA	9,134	191
Yandex NV Class A(Æ)	23,450	615	Repsol SA - ADR	27,408	420
		14,480	Telefonica SA - ADR	53,241	551
					8,667
Norway - 0.4%
DNB ASA	10,093	173	Sweden - 1.8%
Grieg Seafood ASA	9,660	67	Assa Abloy AB Class B	46,691	1,027
Marine Harvest ASA	42,320	725	Atlas Copco AB Class A	21,897	843
Salmar ASA Class A	1,021	25	Atlas Copco AB Class B	2,234	77
Statoil ASA Class N	4,886	81	Electrolux AB	25,872	851
Telenor ASA	9,793	162	Essity Aktiebolag Class B(Æ)	6,849	187
TGS Nopec Geophysical Co. ASA - ADR	5,003	103	Fastighets AB Balder Class B(Æ)	6,446	156
		1,336	Husqvarna AB Class B	4,800	48
			ICA Gruppen AB	5,940	221
Portugal - 0.2%			Melker Schorling AB	2,908	187
Banco BPI SA Class G(Æ)	50,276	60	Nordea Bank AB	92,545	1,182
Galp Energia SGPS SA Class B	42,990	653	Sandvik AB	15,580	245
		713	Skandinaviska Enskilda Banken AB
			Class A	15,498	188
Russia - 0.6%			SKF AB Class B	15,974	325
Evraz PLC(Æ)	40,948	110	Svenska Cellulosa AB SCA Class B	6,849	52
Gazprom PJSC - ADR	240,497	954	Svenska Handelsbanken AB Class A	7,788	112
Sberbank of Russia PJSC Class T	552,306	1,363	Swedbank AB Class A	11,548	282
		2,427	Telefonaktiebolaget LM Ericsson Class B	66,656	481
			Telia Co. AB	97,290	449
Singapore - 1.0%			Volvo AB Class B	6,220	106
DBS Group Holdings, Ltd.	20,700	312			7,019
Jardine Cycle & Carriage, Ltd.	17,100	551
Singapore Telecommunications, Ltd.	68,800	194	Switzerland - 7.6%
United Overseas Bank, Ltd.	95,800	1,609	ABB, Ltd.	60,405	1,494
Wilmar International, Ltd.	495,500	1,206	Adecco SA	3,650	278
Yangzijiang Shipbuilding Holdings, Ltd.	92,400	80	Allreal Holding AG(Æ)	319	58
		3,952	Baloise Holding AG	1,576	244
			Banque Cantonale Vaudoise	270	200
South Korea - 2.3%			Berner Kantonalbank AG	1,150	220
Hana Financial Group, Inc.	24,945	990	Chocoladefabriken Lindt & Spruengli
Hankook Tire Co. , Ltd.	10,300	572	AG	11	767
NAVER Corp.	522	381	Cie Financiere Richemont SA	7,136	589
POSCO	5,337	1,337	Coca-Cola HBC AG - ADR(Æ)	18,448	543
Samsung Electronics Co. , Ltd.	2,211	4,587	Credit Suisse Group AG(Æ)	174,523	2,529
Samsung Securities Co. , Ltd.	16,200	585	Georg Fischer AG	97	94

See accompanying notes which are an integral part of the financial statements.

40 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Graubuendner Kantonalbank	21	34	Croda International PLC	4,717	239
IWG PLC	37,521	158	Dairy Crest Group PLC	107,309	838
Julius Baer Group, Ltd. (Æ)	16,188	853	Derwent London PLC(ö)	500	17
Kuehne & Nagel International AG	373	62	Diageo PLC	11,824	350
Lonza Group AG(Æ)	4,895	1,059	Dialog Semiconductor PLC(Æ)	650	28
Luzerner Kantonalbank AG	488	222	DS Smith PLC Class F	324,758	2,005
Nestle SA	24,252	2,113	Fevertree Drinks PLC	1,380	31
Novartis AG	41,259	3,445	Fiat Chrysler Automobiles NV(Æ)	173,830	1,833
Roche Holding AG	20,247	5,171	GlaxoSmithKline PLC - ADR	169,897	3,619
SGS SA	97	235	Halma PLC	8,334	120
Sika AG	373	2,400	HSBC Holdings PLC	254,110	2,358
St. Galler Kantonalbank AG	384	169	Imperial Tobacco Group PLC	76,961	3,461
STMicroelectronics NV	10,318	148	Inchcape PLC	8,290	82
Straumann Holding AG	252	144	Indivior PLC(Æ)	8,994	37
Swiss Life Holding AG(Æ)	4,245	1,434	Intermediate Capital Group PLC(Æ)	7,678	83
Swiss Re AG	9,791	897	International Consolidated Airlines
Swisscom AG	503	243	Group SA	23,448	186
Syngenta AG	386	179	Johnson Matthey PLC	4,729	177
UBS Group AG(Æ)	159,873	2,713	Just Eat PLC(Æ)	87,541	747
VAT Group AG(Æ)(Þ)	970	121	Kingfisher PLC	245,054	960
Zurich Insurance Group AG	1,289	375	Land Securities Group PLC(ö)	28,972	382
		29,191	Legal & General Group PLC	49,749	167
			Lloyds Banking Group PLC	341,573	295
Taiwan - 0.5%			London Stock Exchange Group PLC	18,407	875
Catcher Technology Co. , Ltd.	68,000	810	Mondi PLC	9,211	241
Hon Hai Precision Industry Co. , Ltd.	107,153	410	Moneysupermarket. com Group PLC	1,800	8
MediaTek, Inc.	33,100	284	National Grid PLC	50,778	631
Teco Electric and Machinery Co. , Ltd.	283,500	271	Next PLC	1,683	85
		1,775	Old Mutual PLC	43,272	109
			Pearson PLC	14,158	128
Thailand - 0.0%			Persimmon PLC Class A	27,585	806
Charoen Pokphand Foods PCL	171,700	125	Petrofac, Ltd.	10,694	62
			Prudential PLC	9,288	213
United Kingdom - 14.4%			Reckitt Benckiser Group PLC	11,849	1,202
3i Group PLC	52,284	616	Redrow PLC	14,656	104
Abcam PLC Class A	1,860	24	RELX NV	4,386	90
Amec Foster Wheeler PLC - GDR	55,225	337	RELX PLC	6,830	148
Antofagasta PLC	177,822	1,857	Rio Tinto PLC - ADR	13,355	565
Aon PLC	8,017	1,066	Rio Tinto PLC	8,825	372
AstraZeneca PLC	15,030	1,007	Royal Bank of Scotland Group PLC(Æ)	353,516	1,139
Auto Trader Group PLC(Þ)	4,700	23	Royal Dutch Shell PLC Class B	31,437	844
Aviva PLC	167,092	1,146	Royal Mail PLC	80,591	442
Babcock International Group PLC	56,600	650	RSA Insurance Group PLC	54,346	436
Barclays PLC	362,077	958	Sage Group PLC (The)	8,700	78
Barratt Developments PLC	25,261	186	Shaftesbury PLC(ö)	8,118	103
BHP Billiton PLC	47,032	721	Sky PLC	9,418	122
BP PLC	233,813	1,351	Smith & Nephew PLC	7,051	122
BP PLC - ADR	16,600	575	SSP Group PLC	7,100	44
British American Tobacco PLC	53,126	3,617	Standard Chartered PLC(Æ)	121,083	1,228
British Land Co. PLC (The)(ö)	4,000	32	Subsea 7 SA	3,044	41
BT Group PLC	55,820	214	Taylor Wimpey PLC	117,900	271
Bunzl PLC	3,673	110	TechnipFMC PLC(Æ)	35,400	962
Capital & Counties Properties PLC	27,007	103	Tesco PLC(Æ)	881,484	1,941
CNH Industrial NV	99,800	1,136	Travis Perkins PLC	93,701	1,777
CNH Industrial NV(Ñ)	29,200	332	Unilever NV	21,249	1,174
Coca-Cola European Partners PLC	32,400	1,318	Unilever PLC	4,810	261
Compass Group PLC	4,648	98	Virgin Money Holdings UK PLC Class A	10,900	38
ConvaTec Group PLC(Æ)(Þ)	24,500	102	Vodafone Group PLC	648,721	1,841

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 41

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
Wm Morrison Supermarkets PLC	104,987		330	Other Assets and Liabilities, Net
Worldpay Group PLC(Þ)	272,598		1,118	- 0.3%	973
			55,545	Net Assets - 100.0%	386,359

United States - 3.5%
Alphabet, Inc. Class C(Æ)	2,490		2,263
Ball Corp.	1,246		53
Carnival PLC	20,753		1,374
Facebook, Inc. Class A(Æ)	14,142		2,135
Lam Research Corp.	6,661		942
MasterCard, Inc. Class A	4,636		563
Mylan NV(Æ)	36,001		1,398
News Corp. Class A	55,720		763
News Corp. Class B	10		—
NVIDIA Corp.	5,963		862
Philip Morris International, Inc.	3,900		458
Schlumberger, Ltd.	8,389		552
Transportation Components, Inc.	7,940		116
Visa, Inc. Class A	11,211		1,051
Wausau Paper Corp.	43,462		915
			13,445

Total Common Stocks
(cost $333,402)			360,825

Preferred Stocks - 0.8%
Germany - 0.8%
Draegerwerk AG & Co. KGaA	383		40
Henkel AG & Co. KGaA	1,693		233
Man SE	899		96
Porsche Automobil Holding SE	2,149		121
Schaeffler AG	13,490		193
Volkswagen AG	14,208		2,167
			2,850

Sweden - 0.0%
Fastighets AB Balder	3,683		153

Total Preferred Stocks
(cost $2,789)			3,003

Short-Term Investments - 4.6%
United States - 4.6%
U. S. Cash Management Fund	17,933,998	(8)	17,936
Total Short-Term Investments
(cost $17,937)			17,936

Other Securities - 0.9%
U. S. Cash Collateral Fund(×)	3,622,122	(8)	3,622
Total Other Securities
(cost $3,622)			3,622

Total Investments 99.7%
(identified cost $357,750)			385,386

See accompanying notes which are an integral part of the financial statements.

42 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	22	EUR	1,126	07/17	(34)
DAX Index Futures	3	EUR	924	09/17	(36)
EURO STOXX 50 Index Futures	243	EUR	8,337	09/17	(344)
FTSE 100 Index Futures	17	GBP	1,231	09/17	(42)
Hang Seng Index Futures	3	HKD	3,838	07/17	(2)
S&P/TSX 60 Index Futures	70	CAD	12,449	09/17	(184)
SPI 200 Index Futures	24	AUD	3,389	09/17	(15)
TOPIX Index Futures	135	JPY	2,175,524	09/17	92
Short Positions
FTSE 100 Index Futures	41	GBP	2,969	09/17	103
Hang Seng Index Futures	29	HKD	37,098	07/17	21
MSCI Emerging Markets Mini Index Futures	181	USD	9,125	09/17	48
S&P 500 E-Mini Index Futures	144	USD	17,430	09/17	62
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(331)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	77	CAD	100	09/20/17	—
Bank of America	USD	26	EUR	22	07/03/17	—
Bank of America	USD	131	GBP	100	09/20/17	—
Bank of America	USD	268	JPY	30,000	09/20/17	—
Bank of America	USD	36	SEK	307	07/03/17	—
Bank of America	USD	44	SEK	377	07/03/17	1
Bank of America	JPY	7,449	USD	66	07/03/17	—
Bank of Montreal	USD	280	AUD	368	09/20/17	3
Bank of Montreal	USD	758	AUD	996	09/20/17	7
Bank of Montreal	USD	1,584	CAD	2,088	09/20/17	28
Bank of Montreal	USD	1,718	CAD	2,264	09/20/17	30
Bank of Montreal	USD	229	CHF	220	09/20/17	1
Bank of Montreal	USD	1,559	EUR	1,376	09/20/17	19
Bank of Montreal	USD	2,121	GBP	1,652	09/20/17	36
Bank of Montreal	USD	835	HKD	6,500	09/20/17	(1)
Bank of Montreal	USD	2,771	JPY	301,036	09/20/17	(86)
Bank of Montreal	USD	151	SEK	1,300	09/20/17	4
Bank of Montreal	DKK	760	USD	116	09/20/17	(1)
Bank of Montreal	EUR	2,894	USD	3,280	09/20/17	(40)
Bank of Montreal	GBP	317	USD	406	09/20/17	(7)
Bank of Montreal	HKD	6,562	USD	843	09/20/17	1
Bank of Montreal	JPY	46,000	USD	423	09/20/17	13
Bank of Montreal	NOK	2,480	USD	297	09/20/17	(1)
Bank of Montreal	NZD	520	USD	379	09/20/17	(1)
BNP Paribas	EUR	200	USD	223	09/20/17	(6)
BNP Paribas	GBP	100	USD	127	09/20/17	(4)
BNP Paribas	JPY	10,000	USD	90	09/20/17	1
Brown Brothers Harriman	USD	31	DKK	200	09/20/17	—
Brown Brothers Harriman	CAD	1,000	USD	771	09/20/17	(1)
Royal Bank of Canada	USD	207	AUD	272	09/20/17	2

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 43

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	280	AUD	368	09/20/17	2
Royal Bank of Canada	USD	759	AUD	996	09/20/17	6
Royal Bank of Canada	USD	262	CAD	345	09/20/17	4
Royal Bank of Canada	USD	1,586	CAD	2,088	09/20/17	26
Royal Bank of Canada	USD	1,720	CAD	2,264	09/20/17	28
Royal Bank of Canada	USD	229	CHF	220	09/20/17	1
Royal Bank of Canada	USD	338	EUR	300	09/20/17	6
Royal Bank of Canada	USD	1,017	EUR	898	09/20/17	12
Royal Bank of Canada	USD	1,559	EUR	1,376	09/20/17	19
Royal Bank of Canada	USD	160	GBP	125	09/20/17	3
Royal Bank of Canada	USD	387	GBP	301	09/20/17	7
Royal Bank of Canada	USD	2,120	GBP	1,652	09/20/17	36
Royal Bank of Canada	USD	98	HKD	765	09/20/17	—
Royal Bank of Canada	USD	835	HKD	6,500	09/20/17	(1)
Royal Bank of Canada	USD	136	JPY	15,000	09/20/17	(2)
Royal Bank of Canada	USD	537	JPY	58,454	09/20/17	(16)
Royal Bank of Canada	USD	2,767	JPY	301,036	09/20/17	(81)
Royal Bank of Canada	USD	151	SEK	1,300	09/20/17	4
Royal Bank of Canada	DKK	760	USD	116	09/20/17	(1)
Royal Bank of Canada	EUR	2,894	USD	3,278	09/20/17	(40)
Royal Bank of Canada	GBP	317	USD	406	09/20/17	(7)
Royal Bank of Canada	HKD	6,562	USD	843	09/20/17	1
Royal Bank of Canada	JPY	46,000	USD	423	09/20/17	12
Royal Bank of Canada	NOK	2,480	USD	297	09/20/17	(1)
Royal Bank of Canada	NZD	520	USD	379	09/20/17	(2)
Standard Chartered	USD	280	AUD	368	09/20/17	2
Standard Chartered	USD	758	AUD	996	09/20/17	6
Standard Chartered	USD	1,587	CAD	2,088	09/20/17	25
Standard Chartered	USD	1,721	CAD	2,264	09/20/17	27
Standard Chartered	USD	229	CHF	220	09/20/17	1
Standard Chartered	USD	1,558	EUR	1,376	09/20/17	20
Standard Chartered	USD	2,120	GBP	1,652	09/20/17	37
Standard Chartered	USD	835	HKD	6,500	09/20/17	(1)
Standard Chartered	USD	2,765	JPY	301,036	09/20/17	(79)
Standard Chartered	USD	151	SEK	1,300	09/20/17	4
Standard Chartered	DKK	760	USD	116	09/20/17	(1)
Standard Chartered	EUR	2,894	USD	3,277	09/20/17	(41)
Standard Chartered	GBP	317	USD	406	09/20/17	(7)
Standard Chartered	HKD	6,562	USD	843	09/20/17	1
Standard Chartered	JPY	46,000	USD	422	09/20/17	12
Standard Chartered	NOK	2,480	USD	297	09/20/17	(1)
Standard Chartered	NZD	520	USD	379	09/20/17	(2)
State Street	USD	13	AUD	16	07/03/17	—
State Street	USD	17	AUD	22	07/03/17	—
State Street	USD	207	AUD	272	09/20/17	2
State Street	USD	281	AUD	368	09/20/17	2
State Street	USD	759	AUD	996	09/20/17	6
State Street	USD	7	BRL	22	07/05/17	—
State Street	USD	262	CAD	345	09/20/17	4
State Street	USD	1,586	CAD	2,088	09/20/17	26
State Street	USD	1,720	CAD	2,264	09/20/17	28
State Street	USD	8	CHF	8	07/03/17	—
State Street	USD	16	CHF	16	07/03/17	—

See accompanying notes which are an integral part of the financial statements.

44 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	229	CHF	220	09/20/17	1
State Street	USD	3	EUR	3	07/03/17	—
State Street	USD	6	EUR	5	07/03/17	—
State Street	USD	7	EUR	6	07/03/17	—
State Street	USD	9	EUR	8	07/03/17	—
State Street	USD	10	EUR	9	07/03/17	—
State Street	USD	11	EUR	10	07/03/17	—
State Street	USD	11	EUR	10	07/03/17	—
State Street	USD	12	EUR	11	07/03/17	—
State Street	USD	12	EUR	11	07/03/17	—
State Street	USD	12	EUR	11	07/03/17	—
State Street	USD	13	EUR	11	07/03/17	—
State Street	USD	13	EUR	11	07/03/17	—
State Street	USD	16	EUR	14	07/03/17	—
State Street	USD	16	EUR	14	07/03/17	—
State Street	USD	18	EUR	16	07/03/17	—
State Street	USD	18	EUR	16	07/03/17	—
State Street	USD	19	EUR	17	07/03/17	—
State Street	USD	19	EUR	17	07/03/17	—
State Street	USD	19	EUR	17	07/03/17	—
State Street	USD	19	EUR	17	07/03/17	—
State Street	USD	20	EUR	18	07/03/17	—
State Street	USD	26	EUR	23	07/03/17	—
State Street	USD	37	EUR	33	07/03/17	—
State Street	USD	1,018	EUR	898	09/20/17	11
State Street	USD	1,561	EUR	1,376	09/20/17	17
State Street	USD	5	GBP	4	07/03/17	—
State Street	USD	8	GBP	6	07/03/17	—
State Street	USD	10	GBP	8	07/03/17	—
State Street	USD	11	GBP	8	07/03/17	—
State Street	USD	17	GBP	13	07/03/17	—
State Street	USD	22	GBP	17	07/03/17	—
State Street	USD	23	GBP	18	07/03/17	—
State Street	USD	387	GBP	301	09/20/17	7
State Street	USD	2,120	GBP	1,652	09/20/17	37
State Street	USD	6	HKD	44	07/03/17	—
State Street	USD	7	HKD	58	07/03/17	—
State Street	USD	98	HKD	765	09/20/17	—
State Street	USD	835	HKD	6,500	09/20/17	(1)
State Street	USD	9	ILS	31	07/03/17	—
State Street	USD	8	JPY	954	07/05/17	—
State Street	USD	10	JPY	1,085	07/05/17	—
State Street	USD	10	JPY	1,165	07/05/17	—
State Street	USD	11	JPY	1,203	07/05/17	—
State Street	USD	11	JPY	1,261	07/05/17	—
State Street	USD	12	JPY	1,371	07/05/17	—
State Street	USD	13	JPY	1,465	07/05/17	—
State Street	USD	14	JPY	1,525	07/05/17	—
State Street	USD	538	JPY	58,454	09/20/17	(17)
State Street	USD	2,772	JPY	301,036	09/20/17	(87)
State Street	USD	11	NOK	90	07/03/17	—
State Street	USD	141	SEK	1,194	07/03/17	—
State Street	USD	151	SEK	1,300	09/20/17	4

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 45

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	7	SGD	9	07/05/17	—
State Street	USD	15	SGD	21	07/05/17	—
State Street	CAD	1	USD	1	07/05/17	—
State Street	CHF	15	USD	16	07/03/17	—
State Street	DKK	760	USD	116	09/20/17	(1)
State Street	EUR	2,894	USD	3,283	09/20/17	(35)
State Street	GBP	3	USD	4	07/03/17	—
State Street	GBP	14	USD	19	07/03/17	—
State Street	GBP	317	USD	406	09/20/17	(7)
State Street	HKD	6,562	USD	843	09/20/17	1
State Street	JPY	923	USD	8	07/03/17	—
State Street	JPY	1,817	USD	16	07/03/17	—
State Street	JPY	5,356	USD	48	07/03/17	—
State Street	JPY	46,000	USD	424	09/20/17	13
State Street	NOK	2,480	USD	297	09/20/17	—
State Street	NZD	520	USD	379	09/20/17	(1)
State Street	SEK	181	USD	21	07/03/17	—
State Street	THB	552	USD	16	07/03/17	—
State Street	THB	952	USD	28	07/05/17	—
UBS	USD	207	AUD	272	09/20/17	2
UBS	USD	280	AUD	368	09/20/17	2
UBS	USD	758	AUD	996	09/20/17	6
UBS	USD	262	CAD	345	09/20/17	4
UBS	USD	1,587	CAD	2,088	09/20/17	25
UBS	USD	1,721	CAD	2,264	09/20/17	27
UBS	USD	229	CHF	220	09/20/17	2
UBS	USD	1,017	EUR	898	09/20/17	12
UBS	USD	1,559	EUR	1,376	09/20/17	19
UBS	USD	387	GBP	301	09/20/17	7
UBS	USD	2,119	GBP	1,652	09/20/17	38
UBS	USD	98	HKD	765	09/20/17	—
UBS	USD	835	HKD	6,500	09/20/17	(1)
UBS	USD	537	JPY	58,454	09/20/17	(16)
UBS	USD	2,767	JPY	301,036	09/20/17	(82)
UBS	USD	151	SEK	1,300	09/20/17	4
UBS	DKK	760	USD	116	09/20/17	(1)
UBS	EUR	2,894	USD	3,279	09/20/17	(39)
UBS	GBP	317	USD	406	09/20/17	(7)
UBS	HKD	6,562	USD	843	09/20/17	1
UBS	JPY	46,000	USD	423	09/20/17	12
UBS	NOK	2,480	USD	297	09/20/17	—
UBS	NZD	520	USD	379	09/20/17	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						41

See accompanying notes which are an integral part of the financial statements.

46 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$14,762	$—	$—	$14,762	3.8
Austria	—	2,020	—	—	2,020	0.5
Belgium	—	5,152	—	—	5,152	1.3
Bermuda	902	—	—	—	902	0.2
Brazil	2,059	—	—	—	2,059	0.5
Canada	15,154	—	—	—	15,154	3.9
Cayman Islands	683	3,107	—	—	3,790	1.0
China	3,421	1,339	—	—	4,760	1.2
Colombia	272	—	—	—	272	0.1
Czech Republic	—	108	—	—	108	—*
Denmark	—	6,501	—	—	6,501	1.7
Finland	—	479	—	—	479	0.1
France	—	35,227	—	—	35,227	9.1
Germany	1,256	28,705	—	—	29,961	7.8
Hong Kong	—	9,049	—	—	9,049	2.3
India	1,685	—	—	—	1,685	0.4
Indonesia	—	703	—	—	703	0.2
Ireland	1,092	1,787	—	—	2,879	0.8
Israel	1,468	1,740	—	—	3,208	0.8
Italy	—	12,224	—	—	12,224	3.2
Japan	29	59,299	—	—	59,328	15.4
Jersey	—	831	—	—	831	0.2
Luxembourg	—	476	—	—	476	0.1
Macao	—	848	—	—	848	0.2
Malaysia	—	1,023	—	—	1,023	0.3
Netherlands	928	13,552	—	—	14,480	3.8
Norway	—	1,336	—	—	1,336	0.4
Portugal	—	713	—	—	713	0.2
Russia	—	2,427	—	—	2,427	0.6
Singapore	—	3,952	—	—	3,952	1.0
South Korea	—	8,749	—	—	8,749	2.3
Spain	—	8,667	—	—	8,667	2.2
Sweden	187	6,832	—	—	7,019	1.8
Switzerland	946	28,245	—	—	29,191	7.6
Taiwan	—	1,775	—	—	1,775	0.5
Thailand	—	125	—	—	125	—*
United Kingdom	3,856	51,689	—	—	55,545	14.4
United States	11,040	2,405	—	—	13,445	3.5
Preferred Stocks	—	3,003	—	—	3,003	0.8
Short-Term Investments	—	—	—	17,936	17,936	4.6

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 47

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Securities	—	—	—	3,622	3,622	0.9
Total Investments	44,978	318,850	—	21,558	385,386	99.7
Other Assets and Liabilities, Net						0.3
						100.0

Other Financial Instruments
Assets
Futures Contracts	326	—	—	326	326	0.1
Foreign Currency Exchange Contracts	1	767	—	768	768	0.2
A
Liabilities
Futures Contracts	(657)	—	—	(657)	(657)	(0.2)
Foreign Currency Exchange Contracts	—	(727)	—	(727)	(727)	(0.2)
Total Other Financial Instruments**	$(330)	$40	$—	$(290)	$(290)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

48 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Fair Value of Derivative Instruments — June 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$768
Variation margin on futures contracts*	326	—
Total	$326	$768

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$657	$—
Unrealized depreciation on foreign currency exchange contracts	—	727
Total	$657	$727
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments**	$(1,074)	$—
Futures contracts	315	—
Options written	152	—
Foreign currency-related transactions***	—	706
Total	$(607)	$706

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$904	$—
Futures contracts	(604)	—
Options written	8	—
Foreign currency-related transactions*****	—	482
Total	$308	$482

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
**** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
***** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-
related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 49

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$3,511	$ — $	3,511
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	768	—	768
Futures Contracts	Variation margin on futures contracts	68	—	68
Total Financial and Derivative Assets		4,347	—	4,347
Financial and Derivative Assets not subject to a netting agreement		(70)	—	(70)
Total Financial and Derivative Assets subject to a netting agreement		$4,277	$ — $	4,277

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$140	$135	$—	$5
BNP Paribas	1	1	—	—
Citigroup	1,440	—	1,440	—
Goldman Sachs	1,699	—	1,699	—
JPMorgan Chase	372	—	372	—
Royal Bank of Canada	170	151	—	19
Standard Chartered	136	133	—	3
State Street	158	149	—	9
UBS	161	147	—	14
Total	$4,277	$716	$3,511	$50

See accompanying notes which are an integral part of the financial statements.

50 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$420	$ — $	420
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	727	—	727
Total Financial and Derivative Liabilities		1,147	—	1,147
Financial and Derivative Liabilities not subject to a netting agreement		(420)	—	(420)
Total Financial and Derivative Liabilities subject to a netting agreement		$727	$ — $	727

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$135	$135	$—	$—
BNP Paribas	11	1	—	10
Brown Brothers Harriman	1	—	—	1
Royal Bank of Canada	151	151	—	—
Standard Chartered	133	133	—	—
State Street	149	149	—	—
UBS	147	147	—	—
Total	$727	$716	$—	$11

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 51

Russell Investment Funds
International Developed Markets Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$357,750
Investments, at fair value(*)(>)	385,386
Cash (restricted)(a)	4,100
Foreign currency holdings(^)	839
Unrealized appreciation on foreign currency exchange contracts	768
Receivables:
Dividends and interest	804
Dividends from affiliated funds	15
Investments sold	495
Fund shares sold	19
Foreign capital gains taxes recoverable	525
Variation margin on futures contracts	68
Prepaid expenses	3
Total assets	393,022
Liabilities
Payables:
Due to custodian	17
Investments purchased	1,237
Fund shares redeemed	94
Accrued fees to affiliates	307
Other accrued expenses	239
Variation margin on futures contracts	420
Unrealized depreciation on foreign currency exchange contracts	727
Payable upon return of securities loaned	3,622
Total liabilities	6,663

Net Assets	$386,359

See accompanying notes which are an integral part of the financial statements.

52 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Statement of Assets and Liabilities, continued — June 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,880
Accumulated net realized gain (loss)	3,476
Unrealized appreciation (depreciation) on:
Investments	27,636
Futures contracts	(331)
Foreign currency-related transactions	50
Shares of beneficial interest	307
Additional paid-in capital	351,341
Net Assets	$386,359

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$12.57
Net assets	$386,358,512
Shares outstanding ($. 01 par value)	30,741,609
Amounts in thousands
(^) Foreign currency holdings - cost	$840
(*) Securities on loan included in investments	$3,511
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$21,558

(a) Cash Collateral for Futures	$4,100
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 53

Russell Investment Funds
International Developed Markets Fund

Statement of Operations — For the Period Ended June 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$6,962
Dividends from affiliated funds	80
Securities lending income (net)	47
Securities lending income from affiliated funds (net)	17
Less foreign taxes withheld	(678)
Total investment income	6,428

Expenses
Advisory fees	1,672
Administrative fees	93
Custodian fees	122
Transfer agent fees	8
Professional fees	48
Trustees’ fees	6
Printing fees	25
Miscellaneous	7
Total expenses	1,981
Net investment income (loss)	4,447

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	34,667
Futures contracts	315
Options written	152
Foreign currency-related transactions	769
Net realized gain (loss)	35,903
Net change in unrealized appreciation (depreciation) on:
Investments	7,024
Futures contracts	(604)
Options written	8
Foreign currency-related transactions	482
Net change in unrealized appreciation (depreciation)	6,910
Net realized and unrealized gain (loss)	42,813
Net Increase (Decrease) in Net Assets from Operations	$47,260

See accompanying notes which are an integral part of the financial statements.

54 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,447	$6,237
Net realized gain (loss)	35,903	9,806
Net change in unrealized appreciation (depreciation)	6,910	(7,501)
Net increase (decrease) in net assets from operations	47,260	8,542

Distributions
From net investment income	(2,813)	(11,300)
Net decrease in net assets from distributions	(2,813)	(11,300)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(13,462)	7
Total Net Increase (Decrease) in Net Assets	30,985	(2,751)

Net Assets
Beginning of period	355,374	358,125
End of period	$386,359	$355,374
Undistributed (overdistributed) net investment income included in net assets	$3,880	$2,246

* Share transaction amounts (in thousands) for the periods ended June 30, 2017 and December 31, 2016 were as follows:
	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	489	$5,864	1,527	$16,521
Proceeds from reinvestment of distributions	240	2,813	1,055	11,301
Payments for shares redeemed	(1,849)	(22,139)	(2,514)	(27,815)
Total increase (decrease)	(1,120)	$(13,462)	68	$7

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 55

Russell Investment Funds
International Developed Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Total Distributions
June 30, 2017(1)	11.15	. 14	1.37	1.51	(. 09)	(. 09)
December 31, 2016	11.26	. 19	. 06	. 25	(. 36)	(. 36)
December 31, 2015	11.54	. 19	(. 33)	(. 14)	(. 14)	(. 14)
December 31, 2014	12.32	. 26	(. 80)	(. 54)	(. 24)	(. 24)
December 31, 2013	10.31	. 18	2.05	2.23	(. 22)	(. 22)
December 31, 2012	8.75	. 18	1.55	1.73	(. 17)	(. 17)

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 56

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
12.57	13.60	386,359	1.07	1.07	2.39	73
11.15	2.36	355,374	1.02	1.02	1.78	36
11.26	(1.31)	358,125	1.06	1.04	1.60	35
11.54	(4.45)	379,675	1.08	1.03	2.13	32
12.32	21.91	428,517	1.04	. 99	1.76	36
10.31	19.81	356,856	1.07	1.01	1.94	47

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57

Russell Investment Funds
International Developed Markets Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2017 were as follows:
Advisory fees	$286,663
Administration fees	15,925
Transfer agent fees	1,401
Trustee fees	2,923
$306,912

Transactions (amounts in thousands) during the period ended June 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$548	$45,025	$41,951	$—	$—	$3,622	$17	$—
U. S. Cash Management Fund	18,922	99,154	100,139	2	(3)	17,936	80	—
	$19,470	$144,179	$142,090	$2	$(3)	$21,558	$97	$—

Federal Income Taxes (Unaudited)

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$361,354,341
Unrealized Appreciation	$36,195,054
Unrealized Depreciation	(12,163,583)
Net Unrealized Appreciation (Depreciation)	$24,031,471

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2017, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

58 International Developed Markets Fund

Russell Investment Funds
Strategic Bond Fund

Shareholder Expense Example — June 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2017 to June 30, 2017.	January 1, 2017	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2017	$1,028.30	$1,021.47
The information in the table under the heading “Actual	Expenses Paid During Period*	$3.37	$3.36
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.67%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Strategic Bond Fund 59

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 88.1%			2.716% due 10/25/37 (Þ)	260	246
Asset-Backed Securities - 5.9%			Citibank Credit Card Issuance Trust
Aames Mortgage Investment Trust			Series 2014-A1 Class A1
Series 2005-1 Class M6			2.880% due 01/23/23	1,890	1,947
1.793% due 06/25/35 (Ê)	1,040	760	Series 2014-A5 Class A5
Access Group, Inc.			2.680% due 06/07/23	550	563
Series 2003-A Class A2			Series 2014-A6 Class A6
1.515% due 07/01/38 (Ê)	—	—	2.150% due 07/15/21	415	418
ACE Securities Corp. Home Equity Loan
Trust			Series 2016-A2 Class A2
Series 2005-HE3 Class M2			2.190% due 11/20/23	620	622
1.657% due 05/25/35 (Ê)	729	728	Citigroup Mortgage Loan Trust, Inc.
ACE Securities Corp. Mortgage Loan			Series 2007-WFH2 Class M2
Trust			1.221% due 03/25/37 (Ê)	1,490	1,318
Series 2007-D1 Class A2			Conseco Financial Corp.
6.336% due 02/25/38 (Þ)	690	639	Series 1998-2 Class M1
AmeriCredit Automobile Receivables			6.940% due 12/01/28	1,422	1,324
Trust			Countrywide Asset-Backed Certificates
Series 2013-3 Class C
2.380% due 06/10/19	551	552	Series 2005-5 Class M4
			1.556% due 10/25/35 (Ê)	510	487
Series 2014-4 Class A3
1.270% due 07/08/19	186	186	Series 2005-9 Class M1
			1.511% due 01/25/36 (Ê)	1,240	1,229
Series 2015-3 Class A3
1.540% due 03/09/20	585	585	Series 2006-BC3 Class 2A2
			1.131% due 02/25/37 (Ê)	167	167
Series 2016-1 Class A2A
1.520% due 06/10/19	191	191	Dryden 34 Senior Loan Fund
			Series 2017-34A Class AR
Series 2016-2 Class A2A			2.318% due 10/15/26 (Ê)(Þ)	1,220	1,220
1.420% due 10/08/19	270	270	FFMLT Trust
Ameriquest Mortgage Securities,
			Series 2005-FF8 Class M2
Certificates Inc. Asset-Backed Pass-Through			1.112% due 09/25/35 (Ê)	760	729
Series 2005-R1 Class M4			Fieldstone Mortgage Investment Trust
1.307% due 03/25/35 (Ê)	830	757	Series 2004-4 Class M3
Asset-Backed Funding Trust Certificates			2.438% due 10/25/35 (Ê)	633	630
Series 2005-WF1 Class M1			Ford Credit Auto Owner Trust
1.132% due 11/25/34 (Ê)	1,187	1,156	Series 2015-B Class A3
Bank of The West Auto Trust			1.160% due 11/15/19	470	469
Series 2014-1 Class A3			Series 2017-B Class A2B
1.090% due 03/15/19 (Þ)	214	214	1.130% due 05/15/20 (Ê)	225	225
Blackbird Capital Aircraft Lease			Freddie Mac Structured Pass-Through
Securitization, Ltd.			Certificates
Series 2016-1A Class AA			Series 2000-30 Class A5
2.487% due 12/16/41 (Þ)	569	567	6.644% due 12/25/30	—	—
CAL Funding III, Ltd.			GMACM Home Equity Loan Trust
Series 2017-1A Class A			Series 2007-HE1 Class A4
3.620% due 06/25/42 (Þ)	791	791	5.952% due 08/25/37	717	744
Capital One Multi-Asset Execution Trust			Series 2007-HE1 Class A5
Series 2014-A3 Class A3			5.705% due 08/25/37	776	795
1.374% due 01/18/22 (Ê)	250	251	Greenpoint Manufactured Housing
Chase Issuance Trust			Series 1999-3 Class 1A7
Series 2014-A6 Class A6			7.270% due 06/15/29	613	629
1.260% due 07/15/19	1,730	1,730	GreenPoint Manufactured Housing
CIT Mortgage Loan Trust			Contract Trust
Series 2007-1 Class 1M1			Series 2000-4 Class A3

See accompanying notes which are an integral part of the financial statements.

60 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.017% due 08/21/31 (Ê)	1,100	1,055	Series 2015-1A Class A1
GSAMP Trust			2.361% due 05/21/27 (Ê)(Þ)	782	783
Series 2006-HE4 Class A1			Option One Mortgage Loan Trust
0.732% due 06/25/36 (Ê)	863	831	Series 2004-3 Class M1
Hertz Vehicle Financing LLC			1.314% due 11/25/34 (Ê)	932	915
Series 2015-2A Class A			Series 2007-FXD1 Class 3A4
2.020% due 09/25/19 (Þ)	920	917	5.860% due 01/25/37	390	376
Home Equity Asset Trust			Park Place Securities, Inc.
Series 2005-9 Class M1			Series 2004-WHQ2 Class M2
0.580% due 04/25/36 (Ê)	380	358	1.470% due 02/25/35 (Ê)	699	699
Series 2006-4 Class 2A4			Series 2005-WHQ1 Class M5
0.454% due 08/25/36 (Ê)	790	741	1.896% due 03/25/35 (Ê)	1,290	1,263
Series 2006-6 Class 2A3			Popular ABS Mortgage Pass-Through
			Trust
0.596% due 11/25/36 (Ê)	910	839
			Series 2006-C Class A4
Honda Auto Receivables Owner Trust
Series 2015-2 Class A3			0.775% due 07/25/36 (Ê)	1,123	1,104
			Series 2006-D Class A3
1.040% due 02/21/19	592	592
Series 2017-2 Class A2			0.785% due 11/25/46 (Ê)	1,500	1,458
			RAMP Trust
1.460% due 10/15/19	385	385
			Series 2003-RS11 Class AI6A
HSI Asset Securitization Corp. Trust
Series 2006-OPT3 Class 2A			5.894% due 12/25/33	73	77
			Series 2006-RZ1 Class M4
0.961% due 02/25/36 (Ê)	492	488
Series 2007-OPT1 Class 1A			1.058% due 03/25/36 (Ê)	960	766
			Renaissance Home Equity Loan Trust
0.628% due 12/25/36 (Ê)	309	233
			Series 2006-1 Class AF3
Hyundai Auto Receivables Trust
Series 2015-A Class A3			5.608% due 05/25/36	—	—
			Series 2006-1 Class AF6
1.050% due 04/15/19	217	217
Series 2015-C Class A2B			5.746% due 05/25/36	104	75
			Series 2007-1 Class AF2
0.851% due 11/15/18 (Ê)	36	36
			5.512% due 04/25/37	1	—
Series 2015-C Class A3			Residential Asset Mortgage Products,
1.460% due 02/18/20	305	305	Inc. Trust
Long Beach Mortgage Loan Trust			Series 2005-EFC1 Class M3
Series 2004-1 Class M1			1.696% due 05/25/35	489	489
1.741% due 02/25/34 (Ê)	631	628	Santander Drive Auto Receivables Trust
Series 2004-1 Class M3			Series 2013-1 Class D
2.041% due 02/25/34 (Ê)	479	473	2.270% due 01/15/19	1,043	1,044
Series 2004-4 Class M1			Series 2015-2 Class B
1.425% due 10/25/34 (Ê)	1,040	996	1.830% due 01/15/20	570	571
Mercedes-Benz Auto Receivables Trust			Series 2015-4 Class A3
Series 2016-1 Class A2A			1.580% due 09/16/19	116	116
1.110% due 03/15/19	968	967	SLM Private Credit Student Loan Trust
Merrill Lynch Mortgage Investors Trust			Series 2005-B Class A4
Series 2006-FF1 Class M4			1.180% due 06/15/39 (Ê)	650	614
0.895% due 08/25/36 (Ê)	790	767	Series 2006-A Class A5
New Century Home Equity Loan Trust			0.943% due 06/15/39 (Ê)	280	265
Series 2005-B Class M1			Small Business Investment Co.
1.236% due 10/25/35 (Ê)	690	648	Series 2017-10A Class 1
Nissan Auto Receivables Owner Trust			2.845% due 03/10/27	600	608
Series 2013-B Class A4			Structured Asset Investment Loan Trust
1.310% due 10/15/19	150	150	Series 2005-HE3 Class M1
Octagon Investment Partners			1.711% due 09/25/35 (Ê)	930	918

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 61

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Terwin Mortgage Trust			Altria Group, Inc.
Series 2006-3 Class 1A2			9.250% due 08/06/19	434	498
0.822% due 04/25/37 (Ê)(Þ)	639	633	2.850% due 08/09/22	200	203
Textainer Marine Containers, Ltd.			10.200% due 02/06/39	482	830
Series 2017-1A Class A
			5.375% due 01/31/44	50	60
3.720% due 05/20/42 (Þ)	982	990
			Amazon. com, Inc.
Towd Point Mortgage Trust
Series 2017-2 Class A1			4.950% due 12/05/44	60	71
			American Airlines Pass-Through Trust
2.750% due 04/25/57 (Þ)	797	805
			Series B Class B
Toyota Auto Receivables Owner Trust
Series 2015-A Class A3			5.250% due 01/15/24	340	354
1.120% due 02/15/19	170	169	4.950% due 02/15/25	210	216
			American Airlines, Inc. Pass-Through
Triton Container Finance LLC			Certificates Trust
Series 2017-1A Class A			Series 2013-2 Class A
3.520% due 06/20/42 (Þ)	304	303	4.950% due 01/15/23	152	162
United States Small Business
Administration			Series 2014-1 Class B
Series 2017-20E Class 1			4.375% due 10/01/22	362	370
2.880% due 05/01/37	140	141	Series A Class A
USAA Auto Owner Trust			5.250% due 01/31/21	198	210

Series 2016-1 Class A2			American Axle & Manufacturing, Inc.
1.070% due 03/15/19	678	677	6.625% due 10/15/22	50	51
Wells Fargo Home Equity Trust			American Builders & Contractors Supply
			Co. , Inc.
Series 2005-3 Class M4			5.750% due 12/15/23 (Þ)	50	53
1.581% due 11/25/35 (Ê)	500	500
			American Builders and Contractors
		51,124
Corporate Bonds and Notes - 18.9%			3.672% due 10/31/23	150	150
21st Century Fox America, Inc.			American Express Credit Corp.
6.900% due 08/15/3	635	839	1.875% due 05/03/19	410	410
Abbott Laboratories			1.700% due 10/30/19	610	607
2.350% due 11/22/19	710	715	Series F
2.900% due 11/30/21	885	893	2.600% due 09/14/20	870	883
			American Honda Finance Corp.
3.750% due 11/30/26	1,335	1,363
			Series MTN
4.750% due 11/30/36	60	65
			1.522% due 02/14/20 (Ê)	1,000	1,004
4.900% due 11/30/46	80	88	American International Group, Inc.
AbbVie, Inc.			6.400% due 12/15/20	920	1,041
2.500% due 05/14/20	841	851
			3.750% due 07/10/25	150	153
3.600% due 05/14/25	60	61	American Tower Trust I
AES Corp.			3.070% due 03/15/23 (Þ)	270	272
5.500% due 03/15/24	50	52	Amgen, Inc.
Aetna, Inc.			3.625% due 05/22/24	10	10
2.800% due 06/15/23	30	30
			4.400% due 05/01/45	100	103
Albemarle Corp.
4.150% due 12/01/24	320	337	Anadarko Petroleum Corp.
			4.850% due 03/15/21	100	107
Series 30YR
			5.550% due 03/15/26	40	45
5.450% due 12/01/44	720	838
Allison Transmission, Inc.			6.450% due 09/15/36	1,317	1,552
5.000% due 10/01/24 (Þ)	90	92	4.500% due 07/15/44	125	117
Ally Financial, Inc.			6.600% due 03/15/46	90	111
3.250% due 11/05/18	530	536	Anheuser-Busch InBev Finance, Inc.
8.000% due 11/01/31	100	123	2.650% due 02/01/21	160	162

See accompanying notes which are an integral part of the financial statements.

62 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.300% due 02/01/23	200	206	3.500% due 04/19/26	1,295	1,300
3.650% due 02/01/26	900	927	Series L
4.900% due 02/01/46	20	23	2.600% due 01/15/19	50	50
Anthem, Inc.			Series X
2.250% due 08/15/19	385	387	6.250% due 09/29/49 (ƒ)	50	54
3.700% due 08/15/21	40	42	Bank of America NA
			Series BKNT
3.125% due 05/15/22	605	617
			2.050% due 12/07/18	315	316
Apache Corp.
			Bank of New York Mellon Corp. (The)
6.900% due 09/15/18	200	211
			2.600% due 08/17/20	1,195	1,213
3.250% due 04/15/22	20	20
			2.200% due 08/16/23	555	538
5.100% due 09/01/40	140	143	Bank One Capital III
4.750% due 04/15/43	130	131	8.750% due 09/01/30	280	419
4.250% due 01/15/44	20	19	BankAmerica Capital III
Apollo Management Holdings, LP			Series *
4.400% due 05/27/26 (Þ)	425	441	1.728% due 01/15/27 (Ê)	95	89
Apple, Inc.			Barrick NA Finance LLC
2.006% due 02/22/19 (Ê)	591	598	4.400% due 05/30/21	265	286
1.479% due 05/06/19 (Ê)	480	483	5.700% due 05/30/41	130	154
2.850% due 05/11/24	505	507	Becton Dickinson and Co.
2.450% due 08/04/26	110	105	2.894% due 06/06/22	800	801
4.650% due 02/23/46	100	112	3.363% due 06/06/24	865	866
AT&T, Inc.			3.734% due 12/15/24	19	19
2.110% due 11/27/18 (Ê)	300	303	4.685% due 12/15/44	10	10
3.000% due 02/15/22	40	40	Berkshire Hathaway Energy Co.
3.800% due 03/01/24	295	302	6.500% due 09/15/37	50	67
4.250% due 03/01/27	500	517	Blue Cube Spinco, Inc.
			Series WI
5.250% due 03/01/37	540	576
			10.000% due 10/15/25	805	990
4.350% due 06/15/45	90	84
			BMW US Capital LLC
4.750% due 05/15/46	190	187
			1.500% due 04/11/19 (Þ)	840	837
Series WI
			1.682% due 04/06/20 (Ê)(Þ)	300	302
4.550% due 03/09/49	1,100	1,035
			Boeing Co. (The)
Athene Global Funding
			4.875% due 02/15/20	100	108
2.750% due 04/20/20 (Þ)	1,190	1,193
			Brighthouse Financial, Inc.
BAC Capital Trust XIV
Series G			3.700% due 06/22/27 (Þ)	1,125	1,108
			Burlington Northern Santa Fe LLC
4.000% due 09/29/49 (Ê)(ƒ)	70	61
Ball Corp.			4.150% due 04/01/45	100	105
			Capital One Bank USA NA
5.250% due 07/01/25	110	121
			Series BKNT
Bank of America Corp.
			2.250% due 02/13/19	760	762
5.000% due 05/13/21	230	251
			Capital One Financial Corp.
3.124% due 01/20/23	715	723
			3.750% due 03/09/27	550	548
4.250% due 10/22/26	170	175	Capital One NA
3.824% due 01/20/28	970	987	2.350% due 08/17/18	610	612
6.110% due 01/29/37	460	564	Cardinal Health, Inc.
4.875% due 04/01/44	190	213	2.616% due 06/15/22	50	50
Series GMTN			3.079% due 06/15/24	60	60
3.300% due 01/11/23	460	469	Carlyle Holdings II Finance LLC
4.450% due 03/03/26	30	31	5.625% due 03/30/43 (Þ)	480	545

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 63

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Caterpillar Financial Services Corp.			6.500% due 11/15/22	580		592
1.350% due 05/18/19	360	357	CME Group, Inc.
CCO Holdings LLC / CCO Holdings
			5.300% due 09/15/43	30		37
Capital Corp.
			CNOOC Finance USA LLC
5.125% due 05/01/23 (Þ)	50	53
			3.500% due 05/05/25	300		300
5.375% due 05/01/25 (Þ)	110	117	Comcast Corp.
Celgene Corp.
			3.300% due 02/01/27	520		526
3.550% due 08/15/22	30	31
			6.500% due 11/15/35	90		119
5.000% due 08/15/45	110	124	CommScope Technologies LLC
CF Industries, Inc.
			5.000% due 03/15/27 (Þ)	30		30
5.375% due 03/15/44	855	765
Charter Communications Operating LLC			Constellation Brands, Inc.
/ Charter Communications Operating			6.000% due 05/01/22	330		376
Capital			4.750% due 11/15/24	40		44
Series WI			Continental Airlines Pass-Through Trust
6.384% due 10/23/35	40	47	Series 071A Class A
6.484% due 10/23/45	590	709	5.983% due 04/19/22	81		89

Cheniere Corpus Christi Holdings LLC			Series 991A Class A
5.125% due 06/30/27 (Þ)	60	62	6.545% due 02/02/19	82		86
Chesapeake Energy Corp.			Continental Resources, Inc.
6.125% due 02/15/21	50	49	3.800% due 06/01/24	90		82
8.000% due 12/15/22 (Þ)	10	11	Cott Holdings, Inc.
Chevron Corp.			Series 144a
1.790% due 11/16/18	100	100	5.500% due 04/01/25 (Þ)	60		61

2.954% due 05/16/26	120	119	Cox Communications, Inc.
Chubb INA Holdings, Inc.			6.450% due 12/01/36 (Þ)	355		390

2.300% due 11/03/20	20	20	Crown Castle Towers LLC
			6.113% due 01/15/20 (Þ)	400		430
3.350% due 05/03/26	30	31
			CVS Health Corp.
Cimarex Energy Co.			2.750% due 12/01/22	90		90
3.900% due 05/15/27	70	70
Cintas Corp. No. 2			5.125% due 07/20/45	200		230

2.900% due 04/01/22	60	61	Daimler Finance NA LLC
			2.000% due 08/03/18 (Þ)	980		983
3.700% due 04/01/27	70	72
CIT Group, Inc.			1.750% due 10/30/19 (Þ)	720		715
5.000% due 08/01/23	60	65	2.300% due 01/06/20 (Þ)	945		948
Citigroup Capital III			Darden Restaurants, Inc.
7.625% due 12/01/36	500	635	6.800% due 10/15/37	525		671
Citigroup, Inc.			DaVita HealthCare Partners, Inc.
2.150% due 07/30/18	1,300	1,304	5.000% due 05/01/25	10		10

4.450% due 09/29/27	1,345	1,399	Dell International LLC
			3.356% due 09/07/21	158		158
8.125% due 07/15/39	130	200	Dell International LLC / EMC Corp
5.300% due 05/06/44	101	114	Company
4.650% due 07/30/45	147	160	7.125% due 06/15/24 (Þ)	100		110
4.750% due 05/18/46	20	21	Delta Air Lines Pass-Through Trust
Series P			Series 071A Class A
5.950% due 12/31/49 (ƒ)	280	300	6.821% due 08/10/22	466		535
Citizens Financial Group, Inc.			Series 2002-1 Class G-1
2.375% due 07/28/21	520	515	6.718% due 01/02/23	87		97
Clear Channel Worldwide Holdings, Inc.			Devon Energy Corp.
Series A			3.250% due 05/15/22	110		109

See accompanying notes which are an integral part of the financial statements.

64 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.850% due 12/15/25	370	420	4.150% due 01/15/26	30		32
5.000% due 06/15/45	180	184	EP Energy LLC / Everest Acquisition
			Finance, Inc.
Devon Financing Co. LLC
7.875% due 09/30/31	885	1,149	Series WI
			6.375% due 06/15/23	90		53
DG Bank			Exelon Corp.
Series YCD
			2.850% due 06/15/20	555		564
1.542% due 08/16/18 (Ê)(~)	765	765
			Exxon Mobil Corp.
Diageo Investment Corp.
			1.396% due 03/15/19 (Ê)	800		801
2.875% due 05/11/22	90	92
Diamond 1 Finance Corp. / Diamond 2			3.043% due 03/01/26	70		71
Finance Corp			4.114% due 03/01/46	40		42
3.480% due 06/01/19 (Þ)	150	154	Farmers Exchange Capital III
4.420% due 06/15/21 (Þ)	240	253	5.454% due 10/15/54 (Þ)	680		740
6.020% due 06/15/26 (Þ)	930	1,024	Fifth Third Bank

8.350% due 07/15/46 (Þ)	955	1,234	Series BKNT
Discovery Communications LLC			2.875% due 10/01/21	700		713

5.625% due 08/15/19	258	276	First Data Corp.
			5.375% due 08/15/23 (Þ)	140		146
6.350% due 06/01/40	725	800
DISH DBS Corp.			FirstEnergy Corp.
			Series A
5.875% due 07/15/22	50	54
			2.850% due 07/15/22	450		448
Series WI
			Series B
5.875% due 11/15/24	100	107
			4.250% due 03/15/23	100		105
Dollar Tree, Inc.
Series WI			3.900% due 07/15/27	530		530

5.750% due 03/01/23	70	74	Series C
Dominion Resources, Inc.			7.375% due 11/15/31	280		368

7.000% due 06/15/38	20	27	Ford Motor Co.
Duke Energy Carolinas LLC			4.750% due 01/15/43	50		48

5.300% due 02/15/40	30	37	Ford Motor Credit Co. LLC
			2.551% due 10/05/18	860		866
4.000% due 09/30/42	100	103
Eaton Corp.			5.875% due 08/02/21	200		223

2.750% due 11/02/22	150	151	Freeport-McMoRan, Inc.
			3.550% due 03/01/22	90		84
4.150% due 11/02/42	40	41
Ecolab, Inc.			4.550% due 11/14/24	370		349
4.350% due 12/08/21	10	11	5.450% due 03/15/43	665		573
Eli Lilly and Co.			Series WI
3.100% due 05/15/27	50	50	6.875% due 02/15/23	20		21
			Fresenius Medical Care US Finance II,
Energy Transfer Partners, LP
4.050% due 03/15/25	455	457	Inc.
			4.750% due 10/15/24 (Þ)	110		116
6.050% due 06/01/41	465	495	GE Capital International Funding Co.
EnLink Midstream Partners, LP			Unlimited Co

2.700% due 04/01/19	585	584	Series WI
4.150% due 06/01/25	350	346	4.418% due 11/15/35	200		218
			General Electric Co.
Enterprise Series A Products Operating LLC			5.300% due 02/11/21	130		144
4.877% due 08/01/66 (Ê)	360	361	4.500% due 03/11/44	190		211
Series B			Series GMTN
7.034% due 01/15/68	370	379	6.875% due 01/10/39	411		596
EOG Resources, Inc.			Series NOTZ
2.450% due 04/01/20	640	642	1.958% due 04/15/20 (Ê)	200		204

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 65

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
General Motors Co.			4.854% due 04/27/35	40	44
3.500% due 10/02/18	425	432	5.054% due 04/27/45	40	45
4.875% due 10/02/23	500	536	HCA, Inc.
6.250% due 10/02/43	120	133	4.750% due 05/01/23	50	53
5.200% due 04/01/45	365	359	5.375% due 02/01/25	140	148
General Motors Financial Co. , Inc.			5.500% due 06/15/47	575	595
4.375% due 09/25/21	20	21	Hess Corp.
4.250% due 05/15/23	10	10	4.300% due 04/01/27	540	528
Georgia-Pacific LLC			Hewlett Packard Enterprise Co.
8.875% due 05/15/31	515	791	Series WI
Gilead Sciences, Inc.			Zero coupon due 10/05/18	355	358
2.550% due 09/01/20	890	903	Zero coupon due 10/15/35	1,285	1,391
3.650% due 03/01/26	90	93	HSBC Bank USA NA

4.750% due 03/01/46	100	110	Series BKNT
Glencore Funding LLC			5.875% due 11/01/34	475	585

4.625% due 04/29/24 (Þ)	40	42	HSBC Finance Corp.
GLP Capital, LP / GLP Financing II, Inc.			6.676% due 01/15/21	100	113
5.375% due 11/01/23	80	87	Humana, Inc.
Goldman Sachs Capital I			3.150% due 12/01/22	10	10
6.345% due 02/15/34	950	1,172	3.850% due 10/01/24	375	390
Goldman Sachs Capital II			3.950% due 03/15/27	100	104
4.000% due 06/01/43 (Ê)(ƒ)	3	3	4.625% due 12/01/42	20	21
Goldman Sachs Group, Inc. (The)			4.950% due 10/01/44	20	22
5.250% due 07/27/21	380	416	4.800% due 03/15/47	10	11
2.908% due 06/05/23	775	772	Huntington National Bank (The)
3.850% due 07/08/24	150	156	Series BKNT
4.250% due 10/21/25	310	320	2.200% due 11/06/18	775	777

3.500% due 11/16/26	90	90	Intel Corp.
			2.875% due 05/11/24	610	612
3.850% due 01/26/27	920	936
			3.700% due 07/29/25	20	21
6.750% due 10/01/37	680	885
			4.900% due 07/29/45	10	12
6.250% due 02/01/41	160	209
			International Business Machines Corp.
5.150% due 05/22/45	30	33
			1.551% due 02/12/19 (Ê)	220	221
4.750% due 10/21/45	250	277	International Lease Finance Corp.
Series D
			8.625% due 01/15/22	50	62
6.000% due 06/15/20	150	165
			5.875% due 08/15/22	210	237
Series GMTN
			International Paper Co.
7.500% due 02/15/19	300	325
			8.700% due 06/15/38	305	449
2.922% due 10/28/27 (Ê)	975	1,014	JBS USA LLC / JBS USA Finance, Inc.
Goodyear Tire & Rubber Co. (The)
			8.250% due 02/01/20 (Þ)	230	230
5.125% due 11/15/23	50	52	John Deere Capital Corp.
Great Plains Energy, Inc.
			1.650% due 10/15/18	420	420
5.292% due 06/15/22	660	723	Johnson & Johnson
Halliburton Co.
			2.250% due 03/03/22	450	452
3.800% due 11/15/25	70	72
			3.625% due 03/03/37	70	73
4.850% due 11/15/35	130	139	JPMorgan Chase & Co.
Harley-Davidson Financial Services, Inc.
			2.750% due 06/23/20	440	447
2.550% due 06/09/22 (Þ)	285	282
			4.250% due 10/15/20	300	319
Harris Corp.
			2.550% due 03/01/21	580	583

See accompanying notes which are an integral part of the financial statements.

66 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.771% due 03/09/21 (Ê)	1,720	1,720	3.100% due 05/03/27	440	438
4.350% due 08/15/21	130	139	McDonald's Corp.
4.125% due 12/15/26	230	239	2.100% due 12/07/18	470	473
4.250% due 10/01/27	30	31	3.700% due 01/30/26	60	62
3.782% due 02/01/28	325	332	3.500% due 03/01/27	70	71

6.400% due 05/15/38	380	510	MeadWestvaco Corp.
			7.375% due 09/01/19	310	343
4.950% due 06/01/45	100	112
Kerr-McGee Corp.			Medtronic, Inc.
			Series WI
6.950% due 07/01/24	10	12
			3.150% due 03/15/22	870	900
7.875% due 09/15/31	30	39
			3.500% due 03/15/25	150	156
KeyCorp
			Merck & Co. , Inc.
2.300% due 12/13/18	700	704
			2.750% due 02/10/25	40	40
Kinder Morgan, Inc.
			Mercury General Corp.
5.550% due 06/01/45	195	207
			4.400% due 03/15/27	580	588
Kindred Healthcare, Inc.
			MetLife, Inc.
Series WI			6.400% due 12/15/36	100	116
8.750% due 01/15/23	60	63
KKR Group Finance Co. II LLC			10.750% due 08/01/39	795	1,324

5.500% due 02/01/43 (Þ)	10	11	Metropolitan Life Global Funding I
KKR Group Finance Co. III LLC			1.350% due 09/14/18 (Þ)	1,640	1,634

5.125% due 06/01/44 (Þ)	395	418	Microsoft Corp.
Kohl's Corp.			2.875% due 02/06/24	180	183
5.550% due 07/17/45	805	738	2.700% due 02/12/25	40	40
Kraft Foods Group, Inc.			2.400% due 08/08/26	200	192
3.500% due 06/06/22	60	62	3.300% due 02/06/27	1,000	1,028
Kraft Heinz Foods Co.			3.750% due 02/12/45	100	100
4.875% due 02/15/25 (Þ)	1,240	1,329	Morgan Stanley
5.000% due 06/04/42	20	21	5.625% due 09/23/19	200	215
Series WI			2.750% due 05/19/22	840	840
3.000% due 06/01/26	40	38	2.553% due 10/24/23 (Ê)	1,355	1,379
5.000% due 07/15/35	20	22	Series 10YR
5.200% due 07/15/45	20	22	3.625% due 01/20/27	760	765
4.375% due 06/01/46	20	19	MPLX LP
Kroger Co. (The)			Series WI
5.150% due 08/01/43	20	21	4.875% due 06/01/25	100	106
Lamb Weston Holdings, Inc.			Mutual of Omaha Insurance Co.
4.875% due 11/01/26 (Þ)	60	62	4.297% due 07/15/54 (Þ)	440	442
Land O' Lakes, Inc.			Mylan NV

6.000% due 11/15/22 (Þ)	800	888	Series WI
Lennar Corp.			3.950% due 06/15/26	1,460	1,479
4.500% due 04/30/24	40	41	5.250% due 06/15/46	435	476
Level 3 Financing, Inc. Term Loan B			Navient Corp.

3.304% due 02/22/24 (Ê)	160	160	Series MTN
Lockheed Martin Corp.			8.000% due 03/25/20	70	78

3.350% due 09/15/21	270	281	NBCUniversal Media LLC
			4.375% due 04/01/21	140	151
4.500% due 05/15/36	10	11
			NCL Corp. , Ltd.
Series 10YR			4.750% due 12/15/21 (Þ)	30	31
3.550% due 01/15/26	90	93
Lowe's Cos. , Inc.			Netflix, Inc.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 67

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.875% due 02/15/25	60	66	4.400% due 01/15/21	30	32
Newell Brands, Inc.			QUALCOMM, Inc.
3.150% due 04/01/21	20	20	2.100% due 05/20/20	385	387
3.850% due 04/01/23	60	63	2.600% due 01/30/23	475	473
4.200% due 04/01/26	40	42	Quicken Loans, Inc.
Series WI			5.750% due 05/01/25 (Þ)	30	31
5.000% due 11/15/23	700	749	QVC, Inc.

NextEra Energy Capital Holdings, Inc.			4.375% due 03/15/23	230	233
3.550% due 05/01/27	550	558	Range Resources Corp.
Noble Energy, Inc.			5.875% due 07/01/22 (Þ)	30	30
8.250% due 03/01/19	90	99	Series WI
3.900% due 11/15/24	150	154	4.875% due 05/15/25	70	67
			Regency Energy Partners, LP / Regency
5.250% due 11/15/43	10	10	Energy Finance Corp.
Norfolk Southern Corp.			5.875% due 03/01/22	60	66
1.800% due 02/14/20	525	525	Reliance Standard Life Global Funding
Northwest Airlines Pass Through Trust			II
Series 07-1			2.500% due 01/15/20 (Þ)	475	476
7.027% due 11/01/19	375	415	Reynolds American, Inc.
NVR, Inc.			6.875% due 05/01/20	960	1,080
3.950% due 09/15/22	445	466	3.250% due 06/12/20	40	41
Occidental Petroleum Corp.			8.125% due 05/01/40	450	630
3.125% due 02/15/22	30	31	5.850% due 08/15/45	150	184
3.400% due 04/15/26	50	50	Reynolds Group Issuer, Inc. / Reynolds
3.000% due 02/15/27	160	156	Group Issuer LLC / Reynolds Group
			Issuer Lu
4.625% due 06/15/45	30	32
			5.750% due 10/15/20	84	86
4.400% due 04/15/46	20	21	Rockies Express Pipeline LLC
4.100% due 02/15/47	170	170	6.850% due 07/15/18 (Þ)	260	271
Oracle Corp.			Roper Technologies, Inc.
1.900% due 09/15/21	770	763	2.800% due 12/15/21	240	242
PACCAR Financial Corp.			Sabine Pass Liquefaction LLC
1.650% due 02/25/19	245	245	5.625% due 04/15/23	470	522
1.200% due 08/12/19	210	207	Series WI
Pacific Gas & Electric Co.			6.250% due 03/15/22	440	498
6.050% due 03/01/34	200	258	Santander Holdings USA, Inc.
5.800% due 03/01/37	60	77	4.500% due 07/17/25	20	21
Party City Holdings, Inc.			Schlumberger Holdings Corp.
4.158% due 08/19/22 (Ê)	183	183	4.000% due 12/21/25 (Þ)	40	42
Pharmacia LLC			Scientific Games International, Inc.
6.500% due 12/01/18	240	256	5.037% due 10/01/21 (Ê)	110	111
Philip Morris International, Inc.			Select Income REIT
2.000% due 02/21/20	1,255	1,258	4.250% due 05/15/24	440	436
2.500% due 08/22/22	90	90	Sherwin-Williams Co.
4.500% due 03/20/42	40	43	2.250% due 05/15/20	415	416
Prime Security Services Borrower LLC /			South Carolina Electric & Gas Co.
Prime Finance, Inc.			6.050% due 01/15/38	320	389
9.250% due 05/15/23 (Þ)	120	130	Southern Natural Gas Co. LLC /
Procter & Gamble Co. (The)			Southern Natural Issuing Corp.
1.440% due 11/01/19 (Ê)	230	231	4.400% due 06/15/21	400	423
Progress Energy, Inc.			Southwest Airlines Co.
			2.650% due 11/05/20	540	546

See accompanying notes which are an integral part of the financial statements.

68 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Spectrum Brands, Inc.			United Technologies Corp.
Series WI			3.100% due 06/01/22	100	103
5.750% due 07/15/25	50	54	4.500% due 06/01/42	30	33
Sprint Capital Corp.			UnitedHealth Group, Inc.
8.750% due 03/15/32	190	239	1.900% due 07/16/18	560	562
Sprint Communications, Inc.			3.875% due 10/15/20	10	11
9.000% due 11/15/18 (Þ)	19	21
Sprint Spectrum Co. LLC / Sprint			4.625% due 07/15/35	100	113
Spectrum Co II LLC / Sprint Spectrum			5.700% due 10/15/40	60	76
Co III LLC			Univision Communications, Inc.
Series A-1			5.125% due 05/15/23 (Þ)	50	50
3.360% due 09/20/21 (Þ)	380	383	3.898% due 03/15/24	238	233
Sysco Corp.
			5.125% due 02/15/25 (Þ)	60	59
3.250% due 07/15/27	360	354
Taylor Morrison Communities, Inc. /			UPC Financing Partnership
Monarch Communities Inc			3.784% due 04/15/25	100	100
5.625% due 03/01/24 (Þ)	100	105	US Airways Pass-Through Trust
Teachers Insurance & Annuity			Series 2012-1 Class A
Association of America			5.900% due 10/01/24	518	580
4.900% due 09/15/44 (Þ)	40	45	Series A Class A
Tenet Healthcare Corp.			7.125% due 10/22/23	312	360
4.746% due 06/15/20 (Ê)	80	81	US Bancorp
Tennessee Gas Pipeline Co. LLC			Series MTN
8.375% due 06/15/32	380	473	1.556% due 04/25/19 (Ê)	1,000	1,004

Teva Pharmaceutical Finance Co. LLC			USF&G Capital III
6.150% due 02/01/36	315	371	8.312% due 07/01/46 (Þ)	730	965
Time Warner Cable LLC			Verizon Communications, Inc.
4.125% due 02/15/21	150	157	2.992% due 09/14/18 (Ê)	100	102
7.300% due 07/01/38	30	38	5.150% due 09/15/23	990	1,100
5.875% due 11/15/40	120	134	2.625% due 08/15/26	40	37
Time Warner, Inc.			4.125% due 03/16/27	695	718
4.750% due 03/29/21	860	926	5.250% due 03/16/37	110	118
3.800% due 02/15/27	540	544	5.500% due 03/16/47	100	109
TJX Cos. , Inc. (The)			Series WI
2.250% due 09/15/26	10	9	4.672% due 03/15/55	1,840	1,724
Toyota Motor Credit Corp.			Viacom, Inc.
1.439% due 12/24/18 (Ê)	2,095	2,096	3.875% due 04/01/24	20	20
Series GMTN			6.250% due 02/28/57	500	520
2.800% due 07/13/22	365	371	Virginia Electric & Power Co.
Series MTN			Series B
1.415% due 01/09/19 (Ê)	1,200	1,203	2.950% due 11/15/26	660	653
Transcontinental Gas Pipe Line Co. LLC			Series C
Series WI			4.000% due 11/15/46	405	418
7.850% due 02/01/26	220	283	Visa, Inc.
Tyson Foods, Inc.			3.150% due 12/14/25	150	152
3.550% due 06/02/27	480	483
Union Pacific Railroad Co. Pass-Through			4.300% due 12/14/45	190	209
Trust			Volkswagen Group of America Finance
			LLC
Series 06-1			2.450% due 11/20/19 (Þ)	425	427
5.866% due 07/02/30	137	156
			Wachovia Capital Trust II
United Rentals NA, Inc.			1.658% due 01/15/27 (Ê)	485	451
5.750% due 11/15/24	60	63
			Walgreens Boots Alliance, Inc.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 69

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.800% due 11/18/44	100	107	4.550% due 03/15/35	20	21
Wal-Mart Stores, Inc.			4.750% due 03/15/45	21	23
6.200% due 04/15/38	10	14	ACWA Power Management and
			Investments One, Ltd.
4.750% due 10/02/43	100	118
Walt Disney Co. (The)			5.950% due 12/15/39 (Þ)	365	372
			AerCap Global Aviation Trust
1.413% due 06/05/20 (Ê)	800	800
Waste Management, Inc.			6.500% due 06/15/45 (Þ)	265	282
			America Movil SAB de CV
3.500% due 05/15/24	190	198
WellPoint, Inc.			5.000% due 03/30/20	695	747
			ArcelorMittal
6.375% due 06/15/37	405	521
Wells Fargo & Co.			6.750% due 02/25/22	110	124
2.500% due 03/04/21	400	401	7.250% due 03/01/41	155	171
			Argentine Republic Government
2.558% due 03/04/21 (Ê)	1,100	1,131	International Bond
4.600% due 04/01/21	220	237	5.625% due 01/26/22	440	451
3.069% due 01/24/23	1,150	1,165	Series WI
2.402% due 10/31/23 (Ê)	1,455	1,481	7.500% due 04/22/26	170	183
			Aristocrat International Pty, Ltd. Term
3.000% due 04/22/26	400	391	Loan B2
3.000% due 10/23/26	270	263	3.352% due 10/20/21	151	152
3.584% due 05/22/28	425	429	AstraZeneca PLC
4.650% due 11/04/44	10	11	2.375% due 11/16/20	820	825
4.400% due 06/14/46	30	30	2.375% due 06/12/22	490	489
4.750% due 12/07/46	150	160	Baidu, Inc.
Series GMTN			2.875% due 07/06/22	440	438
2.600% due 07/22/20	880	892	3.625% due 07/06/27	350	346
4.300% due 07/22/27	320	336	Bancolombia SA
4.900% due 11/17/45	250	273	5.950% due 06/03/21	655	722
West Corp.			Bank of Montreal
5.375% due 07/15/22 (Þ)	110	111	2.100% due 12/12/19	400	401
Western Gas Partners, LP			1.900% due 08/27/21	420	412
4.650% due 07/01/26	40	41	Series YCD
Westlake Chemical Corp.			1.510% due 08/16/18 (Ê)(~)	1,150	1,149
Series WI			Bank of Nova Scotia (The)
4.875% due 05/15/23	390	406	1.902% due 06/14/19 (Ê)	1,300	1,310
Williams Partners, LP			Barclays PLC
3.600% due 03/15/22	665	679	3.684% due 01/10/23	540	554
3.750% due 06/15/27	880	871	4.836% due 05/09/28	1,510	1,543
5.800% due 11/15/43	330	364	Barrick Gold Corp.
XPO Logistics, Inc.			4.100% due 05/01/23	513	555
3.371% due 10/30/21	127	127	BBVA Bancomer SA
		164,706	6.750% due 09/30/22 (Þ)	635	719
International Debt - 7.5%			Bharti Airtel, Ltd.
1011778 B. C. Unlimited Liability Co. /			4.375% due 06/10/25 (Þ)	500	500
New Red Finance, Inc.
6.000% due 04/01/22 (Þ)	110	114	BHP Billiton Finance USA, Ltd.
1011778 B. C. Unlimited Liability Co.			2.875% due 02/24/22	8	8
1st Lien Term Loan B			5.000% due 09/30/43	320	371
3.302% due 02/17/24 (Ê)	148	148	BP Capital Markets PLC
Actavis Funding SCS			3.245% due 05/06/22	10	10
3.450% due 03/15/22	40	41	3.216% due 11/28/23	650	660
3.800% due 03/15/25	60	62

70 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.119% due 05/04/26	120	119	2.900% due 07/15/22	305		304

Brazilian Government International Bond			Ensco PLC
2.625% due 01/05/23	220	204	Series WI
5.625% due 01/07/41	270	260	8.000% due 01/31/24	29		27
British Telecommunications PLC			Equate Petrochemical BV
9.125% due 12/15/30	30	46	4.250% due 11/03/26 (Þ)	200		203
Canadian Imperial Bank of Commerce			ESAL GmbH
Series YCD			6.250% due 02/05/23 (Þ)	295		257
1.540% due 05/29/19 (Ê)(~)	500	500	GlaxoSmithKline Capital PLC
Canadian Oil Sands, Ltd.			2.850% due 05/08/22	60		61
7.750% due 05/15/19 (Þ)	450	487	HSBC Bank PLC
4.500% due 04/01/22 (Þ)	680	694	7.650% due 05/01/25	375		465
Carlyle Global Market Strategies CLO,			Series 1M
Ltd.			1.750% due 06/29/49	760		619
Series 2015-2A Class A1
2.356% due 04/27/27 (Ê)(Þ)	1,400	1,405	HSBC Holdings PLC	600		611
			3.262% due 03/13/23
CDP Financial, Inc.
			3.900% due 05/25/26	220		227
5.600% due 11/25/39 (Þ)	215	277
			4.041% due 03/13/28	210		218
Cedar Funding III CLO, Ltd.
Series 2014-3A Class A1			6.000% due 12/31/99	895		925
			Indonesia Government International
1.863% due 05/20/26 (Ê)(Þ)	1,500	1,502	Bond
Celulosa Arauco y Constitucion SA			Series REGS
4.750% due 01/11/22	40	42	3.750% due 04/25/22	430		442
Cenovus Energy, Inc.			ING Bank NV
4.250% due 04/15/27 (Þ)	1,030	981	5.800% due 09/25/23 (Þ)	770		869
6.750% due 11/15/39	120	126	JBS Investments GmbH
Colombia Government International
			7.250% due 04/03/24 (Þ)	140		125
Bond
			Kuwait International Government Bond
5.625% due 02/26/44	270	295
			3.500% due 03/20/27 (Þ)	210		215
Commonwealth Bank of Australia
			Lukoil International Finance BV
5.000% due 10/15/19 (Þ)	30	32
			6.125% due 11/09/20 (Þ)	650		708
Cooperatieve Rabobank UA
			LyondellBasell Industries NV
4.375% due 08/04/25	400	420
			5.000% due 04/15/19	395		413
Credit Suisse Group AG
			Mallinckrodt International Finance SA
3.574% due 01/09/23 (Þ)	495	508
			4.750% due 04/15/23	70		60
4.282% due 01/09/28 (Þ)	855	884

6.250% due 12/31/49 (ƒ)(Þ)	505	537	Medtronic Global Holdings SCA	160		163
Credit Suisse Group Funding Guernsey,			3.350% due 04/01/27

Ltd.			Mexico Government International Bond
Series WI			4.750% due 03/08/44	20		20
4.875% due 05/15/45	300	331	5.550% due 01/21/45	570		638
Danone SA			Mitsubishi UFJ Financial Group, Inc.
2.077% due 11/02/21 (Þ)	690	681	2.998% due 02/22/22	60		61
Dryden 37 Senior Loan Fund			Mondelez International Holdings
			Netherlands BV

Series 2015-37A Class A			1.625% due 10/28/19 (Þ)	810		802
2.180% due 04/15/27 (Ê)(Þ)	1,300	1,301
			MTN (Mauritius) Investment, Ltd.

Ecopetrol SA			6.500% due 10/13/26 (Þ)	485		508
4.125% due 01/16/25	895	877
			Myriad International Holdings BV
5.375% due 06/26/26	60	62
			4.850% due 07/06/27 (Þ)	250		251
5.875% due 05/28/45	350	321	National Australia Bank, Ltd.
Endbridge, Inc.
			1.452% due 05/14/19 (Ê)(Þ)	650		650

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 71

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
National Bank of Canada			6.400% due 10/21/19	180	196
Series YCD			6.125% due 12/15/22	70	77
1.750% due 05/08/19 (~)	650	649
			3.875% due 09/12/23	1,060	1,081
NCL Corp. , Ltd.
			5.125% due 05/28/24	220	231
4.625% due 11/15/20 (Þ)	40	41
			Schlumberger Norge AS
Nokia OYJ
3.375% due 06/12/22	440	443	Series 144a
			4.200% due 01/15/21 (Þ)	70	74
6.625% due 05/15/39	785	904	Seagate HDD Cayman
Nordea Bank AB			4.875% due 03/01/24 (Þ)	500	509
1.672% due 05/29/20 (Ê)(Þ)	450	451	SFR Group SA
Series YCD			7.375% due 05/01/26 (Þ)	430	467
1.552% due 02/21/19 (Ê)(~)	800	800	Shell International Finance BV
NXP BV / NXP Funding LLC			1.765% due 11/10/18 (Ê)	1,000	1,007
4.625% due 06/15/22 (Þ)	450	484
			4.375% due 03/25/20	10	11
Pernod Ricard SA
			2.875% due 05/10/26	40	39
4.450% due 01/15/22 (Þ)	150	161
			4.375% due 05/11/45	250	262
Peru Government International Bond	10	13	4.000% due 05/10/46	80	79
6.550% due 03/14/37			Shire Acquisitions Investments Co.
5.625% due 11/18/50	130	157
			1.900% due 09/23/19	1,175	1,169
Petrobras Global Finance BV			Shire Acquisitions Investments Ireland
5.375% due 01/27/21	1,040	1,057	DAC
6.250% due 03/17/24	100	102	3.200% due 09/23/26	760	743

7.375% due 01/17/27	10	11	Siemens Financieringsmaatschappij NV
Petroleos del Peru SA			2.700% due 03/16/22 (Þ)	390	395
5.625% due 06/19/47 (Þ)	290	293	3.400% due 03/16/27 (Þ)	715	731
Petroleos Mexicanos			Sirius International Group, Ltd.
5.375% due 03/13/22 (Þ)	750	790	7.506% due 05/29/49 (Ê)(ƒ)(Þ)	365	366

6.625% due 06/15/35	10	10	Smurfit Kappa Treasury Funding, Ltd.
6.375% due 01/23/45	70	68	7.500% due 11/20/25	345	412
Series WI			Southern Copper Corp.
6.875% due 08/04/26	220	244	6.750% due 04/16/40	10	12
5.625% due 01/23/46	745	660	5.250% due 11/08/42	440	438
Province of Quebec Canada			Standard Chartered PLC
1.436% due 07/21/19 (Ê)	480	480	5.700% due 03/26/44 (Þ)	200	227
Series MTN			Sumitomo Mitsui Banking Corp.
1.448% due 09/04/18 (Ê)	335	335	Series YCD
Provincia de Buenos Aires/Argentina			1.638% due 05/15/19 (Ê)(~)	850	850
6.500% due 02/15/23 (Þ)	140	143	Sumitomo Mitsui Financial Group, Inc.
PT Pertamina (Persero)			Series 5FXD
4.300% due 05/20/23 (Þ)	520	539	2.058% due 07/14/21	90	89
Reckitt Benckiser Treasury Services PLC			Svenska Handelsbanken AB
			Series YCD
1.856% due 06/24/22 (Ê)(Þ)	685	686
Republic of Poland Government			1.516% due 06/07/19 (Ê)(~)	1,000	1,000
International Bond			Telefonica Emisiones SAU
5.125% due 04/21/21	400	441	5.134% due 04/27/20	40	43
4.000% due 01/22/24	40	43	Tengizchevroil Finance Co. International,
			Ltd.
Royal Bank of Canada
			4.000% due 08/15/26 (Þ)	225	217
Series GMTN			Teva Pharmaceutical Finance
2.125% due 03/02/20	770	771	Netherlands III BV
Royal Bank of Scotland Group PLC			2.800% due 07/21/23	560	545

See accompanying notes which are an integral part of the financial statements.

72 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.150% due 10/01/26	940	893	First Data Corp. 1st Lien Term Loan
Toronto-Dominion Bank (The)			3.658% due 04/21/24	237	237
2.125% due 04/07/21	555	553	HCA, Inc. Term Loan B8
Series MTN			3.304% due 02/15/24	178	179
1.993% due 01/22/19 (Ê)	250	252	Hilton Worldwide Finance LLC Term
			Loan B2
UBS AG
			3.034% due 10/25/23 (Ê)	184	184
2.200% due 06/08/20 (Þ)	295	295
			Jaguar Holding Co. II Term Loan
UBS Group Funding Switzerland AG
			3.952% due 08/18/22 (Ê)	168	168
3.491% due 05/23/23 (Þ)	270	276
			Landry's, Inc. 1st Lien Term Loan
4.253% due 03/23/28 (Þ)	200	209
			5.750% due 09/22/23 (Ê)	123	123
Vale Overseas, Ltd.			Lions Gate Enterntainment, Inc. 1st Lien
6.875% due 11/21/36	370	397	Term Loan
Valeant Pharmaceuticals International,			3.766% due 10/12/23	88	89
Inc.

6.500% due 03/15/22 (Þ)	20	21	MacDermid, Inc. Term Loan B
			4.156% due 06/07/23	448	449
5.875% due 05/15/23 (Þ)	190	163	MGM Growth Properties Operating

7.000% due 03/15/24 (Þ)	415	437	Partnership, LP Term Loan B
Validus Holdings, Ltd.			3.528% due 04/25/23 (Ê)	99	99

8.875% due 01/26/40	270	391	Michaels Stores, Inc. Term Loan B
Vodafone Group PLC			3.750% due 01/28/23 (Ê)	183	183

5.450% due 06/10/19	300	319	MultiPlan, Inc. Term Loan B
6.150% due 02/27/37	840	1,019	5.000% due 05/25/23 (Ê)	167	167
			Neptune Finco Corp. Term Loan B
Voya Series CLO, 2017-2A Ltd. Class A1R			3.398% due 07/17/25 (Ê)	166	164
			Petco Animal Supplies, Inc. 1st Lien
2.408% due 04/17/30 (Ê)(Å)	1,428	1,427	Term Loan B1
		65,335	4.289% due 01/26/23	119	107
Loan Agreements - 0.6%			PetSmart, Inc. Term Loan B2
Air Medical Group Holdings, Inc. Term
Loan B			4.020% due 03/10/22 (Ê)	194	180
			Post Holdings, Inc. Incremental Term
4.250% due 04/28/22 (Ê)	99	97	Loan
Albertson's LLC Term Loan B
			3.448% due 05/24/24 (Ê)	200	200
3.976% due 08/19/21	69	68	Prime Security Services Borrower LLC
4.251% due 06/22/23	165	163	Term Loan B1
American Airlines, Inc. Term Loan B			4.250% due 05/02/22 (Ê)	200	199
			Reynolds Group Holdings, Inc. 1st Lien
3.137% due 06/27/20 (Ê)	148	148	Term Loan B
Avolon TLB Borrower 1 US Term Loan
			4.032% due 02/05/23 (Ê)	193	193
3.900% due 03/20/22 (Ê)	150	151

Berry Plastics Corp. 1st Lien Term			RPI Finance Trust Term B Loan
Loan I			3.152% due 03/27/23 (Ê)	188	188
			Sungard Availability Services Capital,
3.500% due 10/01/22 (Ê)	110	111	Inc. Covenant-Lite 1st Lien Term
Boyd Gaming Corp. Term Loan B			Loan B
3.796% due 09/15/23	100	100	6.000% due 03/31/19 (Ê)	393	389
Catalent Pharma Solutions, Inc. Term			Virgin Media Bristol LLC 1st Lien Term
Loan B			Loan I
3.750% due 05/20/21 (Ê)	185	186	3.906% due 01/31/25 (Ê)	147	147
CenturyLink, Inc. Term Loan B			Zebra Technologies Corp. 1st Lien Term
1.375% due 02/09/24	160	158	Loan B
Charter Communications Operating LLC			4.750% due 10/27/21 (Ê)	76	76
1st Lien Term Loan
3.247% due 01/15/24	173	174	Mortgage-Backed Securities - 20.3%		5,147
CWGS Group LLC Term Loan			A10 Bridge Asset Financing LLC
4.516% due 11/08/23 (Ê)	70	70	Series 2015-A

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 73

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Zero coupon due 05/15/36	961	961	Series 2005-3 Class 1A2
American Home Mortgage Investment			0.815% due 04/25/35 (Ê)	10		10
Trust			Citigroup Commercial Mortgage Trust
Series 2004-4 Class 4A
3.245% due 02/25/45 (Ê)	26	26	Series 2013-375P Class A	380		390
Banc of America Commercial Mortgage			3.251% due 05/10/35 (Þ)
Trust			Series 2015-GC29 Class C
Series 2007-2 Class AJ			4.293% due 04/10/48	100		97
5.634% due 04/10/49	59	56	Citigroup Mortgage Loan Trust, Inc.
Series 2007-3 Class AJ			Series 2005-2 Class 1A2A
5.730% due 06/10/49	576	579	3.150% due 05/25/35	578		591
Banc of America Funding Trust			Series 2005-11 Class A2A
Series 2005-D Class A1			2.930% due 10/25/35 (Ê)	12		12
2.997% due 05/25/35 (Ê)	610	635	Series 2006-AR9 Class 1M1
Series 2006-6 Class 2A1			0.865% due 11/25/36 (Ê)	1,060		888
6.000% due 08/25/36	1,158	1,119	Series 2007-AR8 Class 2A1A
BCAP LLC Trust			3.126% due 07/25/37 (Ê)	240		220
Series 2009-RR11 Class 7A1			Series 2015-2 Class 5A1
2.893% due 02/26/36 (Ê)(Þ)	4	4	0.444% due 03/25/47 (Ê)(Þ)	398		389
Series 2010-RR7 Class 3A1			Cold Storage Trust
2.882% due 08/26/35 (Ê)(Þ)	41	41	Series 2017-ICE3 Class D
Series 2010-RR7 Class 3A12			3.094% due 04/15/24 (Ê)(Þ)	510		511
2.798% due 08/26/35 (Ê)(Þ)	978	759	Commercial Mortgage Trust
Series 2011-R11 Class 15A1			Series 2013-300P Class A1
3.037% due 10/26/33 (Ê)(Å)	167	168	4.353% due 08/10/30 (Þ)	390		424
Series 2011-R11 Class 20A5			Series 2013-CR6 Class B
3.069% due 03/26/35 (Ê)(Þ)	77	78	3.397% due 03/10/46 (Þ)	211		212
Series 2014-RR3 Class 3A2			Series 2013-CR13 Class A1
0.293% due 07/26/36 (Þ)	1,330	1,130	1.259% due 11/10/18	334		333
Series 2014-RR3 Class 5A2			Series 2014-277P Class A
1.144% due 10/26/36 (Þ)	780	657	3.732% due 08/10/49 (Þ)	410		428
Bear Stearns Adjustable Rate Mortgage			Series 2014-UBS4 Class A1
Trust			1.309% due 08/10/47	148		148
Series 2003-8 Class 4A1			Series 2015-LC19 Class A4
3.087% due 01/25/34 (Ê)	—	—	3.183% due 02/10/48	191		193
Series 2005-2 Class A1			Series 2015-LC19 Class B
2.920% due 03/25/35 (Ê)	178	180	3.829% due 02/10/48	100		101
Bear Stearns Alterative-A Trust			Series 2016-GCT Class A
Series 2005-2 Class 1M1
			2.681% due 08/10/29 (Þ)	140		141
1.342% due 03/25/35 (Ê)	900	838	Countrywide Alternative Loan Trust
Series 2005-4 Class 24A1			Series 2007-16CB Class 1A5
3.539% due 05/25/35	486	498	1.171% due 08/25/37 (Ê)	634		499
Bear Stearns Commercial Mortgage
Securities Trust			Credit Suisse Mortgage Trust
Series 2007-T26 Class AM			Series 2017-CHOP Class G
5.513% due 01/12/45	169	171	6.446% due 07/15/32 (Þ)	600		597
CFCRE Commercial Mortgage Trust			CSAIL Commercial Mortgage Trust
Series 2016-C3 Class A3			Series 2015-C4 Class E
3.865% due 01/10/48	1,150	1,207	3.585% due 11/15/48	500		364
CGBAM Commercial Mortgage Trust			CSMC Mortgage-Backed Trust
Series 2016-IMC Class E			Series 2011-4R Class 5A1
7.920% due 11/15/21 (Ê)(Þ)	590	576	3.158% due 05/27/36 (Å)	108		108
CHL Mortgage Pass-Through Trust			DBJPM Mortgage Trust

See accompanying notes which are an integral part of the financial statements.

74 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-C3 Class A5			3.500% due 2045	2,058	2,118
2.890% due 09/10/49	240	236	3.000% due 2046	678	678
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust			4.000% due 2046	2,251	2,384
Series 2007-WM1 Class A1			4.500% due 2046	723	790
4.078% due 06/27/37 (Ê)(Þ)	646	653	3.000% due 2047	786	788
Fannie Mae			4.000% due 2047	297	312
3.170% due 2018	1,144	1,154	4.000% due 2056	1,473	1,556
3.950% due 2020	405	427	4.500% due 2056	399	432
4.000% due 2020	343	355	5.500% due 2056	395	443
5.500% due 2020	9	9	15 Year TBA(Ï)
4.250% due 2021	395	424	2.500%	900	903
4.283% due 2021	614	658	3.000%	1,000	1,025
2.500% due 2022	402	406	3.500%	900	936
2.860% due 2022	216	222	30 Year TBA(Ï)
5.500% due 2022	45	47	2.500%	1,595	1,535
2.000% due 2023	1,333	1,332	3.000%	18,810	18,750
2.500% due 2024	613	621	3.500%	4,000	4,100
4.000% due 2025	189	197	4.000%	1,000	1,049
4.500% due 2025	266	283	4.500%	2,600	2,785
4.000% due 2026	192	201	5.000%	1,400	1,528
			Fannie Mae Connecticut Avenue
6.000% due 2026	57	64	Securities
2.500% due 2027	452	457	Series 2016-C02 Class 1M2
4.500% due 2027	216	222	6.438% due 09/25/28 (Ê)	220	257
6.000% due 2027	35	39	Series 2016-C04 Class 1M2
2.560% due 2028	370	355	4.726% due 01/25/29 (Ê)	720	795
3.500% due 2030	181	188	Fannie Mae Grantor Trust
			Series 2001-T4 Class A1
2.600% due 2031	375	354
			7.500% due 07/25/41	281	328
5.000% due 2031	176	193
6.000% due 2032	37	42	Fannie Series Mae 2004-W5 REMIC Class Trust A1
3.000% due 2033	1,309	1,340	6.000% due 02/25/47	211	240
3.500% due 2033	1,015	1,059	Fannie Mae REMICS
5.000% due 2033	8	9	Series 1999-56 Class Z
3.500% due 2034	214	224	7.000% due 12/18/29	15	17
			Series 2005-24 Class ZE
5.500% due 2034	25	28
			5.000% due 04/25/35	307	337
4.500% due 2035	615	666
			Series 2009-96 Class DB
5.500% due 2037	182	203
			4.000% due 11/25/29	244	259
5.500% due 2038	724	811	Series 2012-55 Class PC
6.000% due 2039	69	78	3.500% due 05/25/42	700	729
4.000% due 2040	395	422	Series 2016-23 Class ST
5.500% due 2040	877	984	Interest Only STRIP
6.000% due 2040	204	231	5.547% due 11/25/45 (Ê)	518	110

4.000% due 2041	686	729	Series 2016-40 Class FA
			1.674% due 07/25/46 (Ê)	2,900	2,941
6.000% due 2041	222	252
			Series 2016-61 Class BS
3.000% due 2042	762	766	Interest Only STRIP
3.500% due 2043	1,492	1,539	5.613% due 09/25/46 (Ê)	494	81
4.000% due 2044	1,326	1,416	Series 2017-6 Class PA

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 75

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 06/25/46	2,024	2,100	30 Year TBA(Ï)
Fannie Mae-Aces			3.000%	1,200	1,195
Series 2012-M8 Class ASQ2			3.500%	1,800	1,845
1.520% due 12/25/19	337	336	4.000%	400	420
Series 2014-M1 Class A1			Freddie Mac Multifamily Structured
2.325% due 07/25/23	140	141	Pass-Through Certificates
Series 2014-M13 Class AB2			Series 2013-K024 Class A2
2.951% due 08/25/24	498	497	2.573% due 09/25/22	1,530	1,552
Series 2015-M11 Class A1			Series 2013-K029 Class A2
2.097% due 04/25/25	520	519	3.320% due 02/25/23	1,450	1,522
Series 2015-M15 Class ASQ1			Series 2015-K045 Class A2
0.849% due 01/25/19	36	36	3.023% due 01/25/25	1,020	1,047
Series 2016-M2 Class ABV2			Series 2015-K046 Class A2
2.131% due 01/25/23	637	629	3.205% due 03/25/25	400	415
Series 2016-M3 Class ASQ2			Series 2015-K047 Class A2
2.263% due 02/25/23	895	895	3.329% due 05/25/25	760	795
Series 2016-M6 Class AB2			Series 2015-K048 Class A2
2.395% due 05/25/26	1,015	985	3.284% due 06/25/25	1,290	1,346
Series 2016-M7 Class A2			Series 2015-K049 Class A2
2.499% due 09/25/26	210	203	3.010% due 08/25/25	1,470	1,504
Series 2016-M7 Class AV2			Series 2016-K052 Class A2
2.157% due 10/25/23	2,035	1,995	3.151% due 11/25/25	1,110	1,146
			Series 2016-K053 Class A2
FDIC Series Trust 2010-R1 Class A			2.995% due 12/25/25	390	398
2.184% due 05/25/50 (Å)	386	387	Series 2016-K058 Class A2
Series 2011-R1 Class A			2.653% due 08/25/26	1,100	1,084
2.672% due 07/25/26 (Þ)	8	8	Series 2016-K058 Class X1
First Horizon Mortgage Pass-Through			Interest Only STRIP
Trust			0.931% due 08/25/26	4,150	287
Series 2005-AR4 Class 2A1			Series 2016-KF15 Class A
2.892% due 10/25/35 (Ê)	405	382	1.204% due 02/25/23 (Ê)	2,153	2,162
Freddie Mac			Series 2016-KF17 Class A
4.500% due 2018	662	677	1.084% due 03/25/23 (Ê)	1,355	1,359
4.500% due 2020	1,903	1,945	Freddie Mac Reference REMIC
3.500% due 2030	166	174	Series 2006-R006 Class ZA
5.500% due 2038	493	561	6.000% due 04/15/36	418	476

6.000% due 2038	106	120	Series 2006-R007 Class ZA
			6.000% due 05/15/36	360	405
5.000% due 2040	335	368
			Freddie Mac REMICS
4.000% due 2041	1,656	1,772	Series 2003-2624 Class QH
4.500% due 2041	325	351	5.000% due 06/15/33	114	126
5.500% due 2041	340	381	Series 2009-3569 Class NY
3.500% due 2043	1,266	1,313	5.000% due 08/15/39	1,400	1,520
4.000% due 2044	779	828	Series 2010-3632 Class PK
3.500% due 2045	2,233	2,308	5.000% due 02/15/40	238	258
4.000% due 2045	1,912	2,016	Series 2010-3653 Class B
3.500% due 2046	2,438	2,505	4.500% due 04/15/30	327	354
			Series 2012-4010 Class KM
4.000% due 2046	2,533	2,675
			3.000% due 01/15/42	170	173
3.000% due 2047	784	785
			Series 2013-4233 Class MD
4.000% due 2047	1,500	1,579
			1.750% due 03/15/25	158	158

See accompanying notes which are an integral part of the financial statements.

76 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Freddie Mac Strips			3.369% due 06/10/28 (Þ)	393	408
Series 2012-271 Class 30			GS Mortgage Securities Trust
3.000% due 08/15/42	1,158	1,150	Series 2013-GC14 Class AS
Series 2014-334 Class S7			4.507% due 08/10/46 (Þ)	235	253
Interest Only STRIP			Series 2015-GS1 Class C
5.592% due 08/15/44 (Ê)	230	48	4.570% due 11/10/48	180	184
Freddie Mac Structured Agency Credit
Risk Debt Notes			GSMPS Mortgage Loan Trust
			Series 2006-RP1 Class 1A2
Series 2015-DN1 Class M3			7.500% due 01/25/36 (Þ)	2	2
4.331% due 01/25/25 (Ê)	1,070	1,161
Series 2016-DNA2 Class M3			Hilton USA Trust
			Series 2016-HHV Class D
5.786% due 10/25/28 (Ê)	380	429
			4.194% due 11/05/38 (Þ)	1,240	1,212
Series 2017-DNA1 Class M2
			Series 2016-HHV Class E
4.466% due 07/25/29	740	772
			4.194% due 11/05/38 (Å)	600	509
Series 2017-DNA2 Class B1
			Series 2016-SFP Class A
6.144% due 10/25/29 (Ê)	510	556
			2.828% due 11/05/35 (Þ)	226	224
Series 2017-DNA2 Class M1
			HMH Trust
2.416% due 10/25/29	396	402
Freddie Mac Structured Pass-Through			Series 2017-NSS Class E
Certificates			6.292% due 07/05/31 (Þ)	1,170	1,165
Series 2003-56 Class A5			JPMBB Commercial Mortgage Securities
			Trust
5.231% due 05/25/43	4	5
Freddie Mac Whole Loan Securities			Series 2013-C14 Class D
Trust			4.563% due 08/15/46 (Þ)	560	493
Series 2016-SC01 Class M1			JPMDB Commercial Mortgage Securities
			Trust
3.883% due 07/25/46	189	188	Series 2017-C5 Class B
Ginnie Mae
			4.009% due 03/15/50	150	154
Series 2012-135 Class IO
			Series 2017-C5 Class C
Interest Only STRIP			4.512% due 03/15/50	220	226
0.611% due 01/16/53	2,048	79	JPMorgan Chase Commercial Mortgage
Series 2013-53 Class OI			Securities Trust
Interest Only STRIP			Series 2004-LN2 Class B
3.500% due 04/20/43	1,184	190	5.466% due 07/15/41	150	148
Series 2016-21 Class ST			Series 2015-MAR7 Class E
Interest Only STRIP			5.962% due 06/05/32 (Þ)	500	496
5.638% due 02/20/46 (Ê)	335	56	JPMorgan Mortgage Trust
Series 2016-51 Class NS			Series 2015-3 Class A5
Interest Only STRIP			3.500% due 05/25/45 (Þ)	489	499
5.518% due 04/20/46 (Ê)	174	32	Series 2017-1 Class A4
Ginnie Mae I			3.500% due 01/25/47 (Þ)	542	553
2.140% due 2023	502	494	Series 2017-2 Class A5
Ginnie Mae II			3.500% due 05/25/47 (Þ)	288	295
3.500% due 2047	397	411	LB-UBS Commercial Mortgage Trust
4.000% due 2047	496	522	Series 2005-C7 Class F
30 Year TBA(Ï)			5.350% due 11/15/40	405	412
3.000%	6,000	6,052	Series 2007-C6 Class AM
3.500%	3,000	3,102	6.114% due 07/15/40	541	542
GMACM Mortgage Loan Trust			ML-CFC Commercial Mortgage Trust
Series 2005-AR2 Class 4A			Series 2007-5 Class AJ
3.407% due 05/25/35 (Ê)	5	5	5.450% due 08/12/48	347	290
Grace Mortgage Trust			Series 2007-5 Class AJFL
Series 2014-GRCE Class A			5.450% due 08/12/48 (Þ)	346	289

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 77

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Morgan Stanley Bank of America Merrill			Series 2015-1 Class A1
Lynch Trust
			3.500% due 01/25/45 (Þ)	778	786
Series 2015-C24 Class A4			SG Commercial Mortgage Securities
3.732% due 05/15/48	835	874	Trust
Series 2015-C26 Class A3			Series 2016-C5 Class A4
3.211% due 10/15/48	875	887	3.055% due 10/10/48	475	468
Series 2016-C31 Class A1			Structured Adjustable Rate Mortgage
			Loan Trust
1.511% due 11/15/21	377	373
			Series 2006-5 Class 3A
Morgan Stanley Capital I Trust
Series 2007-IQ16 Class AM			3.101% due 06/25/36 (Ê)	1,682	1,348
			Towd Point Mortgage Trust
6.277% due 12/12/49	1,140	1,154
			Series 2016-3 Class A1
Series 2011-C1 Class A3
			2.250% due 08/25/55 (Þ)	435	433
4.700% due 09/15/47 (Þ)	570	587	WaMu Mortgage Pass-Through
Series 2011-C3 Class A4			Certificates Trust
4.118% due 07/15/49	115	122	Series 2005-AR11 Class A1A
Series 2015-MS1 Class A4			0.844% due 08/25/45 (Ê)	350	346
3.779% due 05/15/48	200	210	Series 2006-AR1 Class 2A1A
Series 2016-UBS9 Class A4			1.577% due 01/25/46 (Ê)	587	579
3.594% due 03/15/49	205	212	Washington Mutual Mortgage Pass-
			Through Certificates Trust
MSCG Trust			Series 2003-AR7 Class A7
Series 2015-ALDR Class A2
			2.676% due 08/25/33 (Ê)	104	105
3.577% due 06/07/35 (Þ)	255	253
			Series 2005-10 Class 3CB1
New Residential Mortgage Loan Trust
Series 2016-3A Class A1B			6.000% due 11/25/35	1,205	1,106

3.250% due 09/25/56 (Þ)	195	198	Series 2005-AR9 Class A1A
Nomura Resecuritization Trust			1.164% due 07/25/45 (Ê)	494	485
Series 2015-4R Class 1A14			Wells Fargo Commercial Mortgage Trust

0.590% due 03/26/47 (Ê)(Þ)	1,290	857	Series 2016-BNK1 Class A3
One Market Plaza Trust			2.652% due 08/15/49	460	443
Series 2017-1MKT Class A			Series 2016-C37 Class C
3.614% due 02/10/32 (Þ)	370	385	4.495% due 12/15/49	150	152
Series 2017-1MKT Class C			Series 2017-RB1 Class XA

4.016% due 02/10/32 (Þ)	217	226	Interest Only STRIP
			1.446% due 03/15/50	1,978	194
Series 2017-1MKT Class D			Wells Fargo Mortgage Backed Securities
4.146% due 02/10/32 (Þ)	400	409	Trust
Series 2017-1MKT Class E			Series 2004-P Class 2A1
4.142% due 02/10/32 (Å)	595	589	2.994% due 09/25/34 (Ê)	180	184
RBS Commercial Funding, Inc. Trust			Series 2006-AR2 Class 2A1
Series 2013-GSP Class A			2.894% due 03/25/36	82	82
3.961% due 01/13/32 (Þ)	200	212	WFRBS Commercial Mortgage Trust
RBSSP Resecuritization Trust			Series 2013-C14 Class A1
Series 2010-3 Class 9A1			0.836% due 06/15/46	1	1
5.500% due 02/26/35 (Þ)	4	4	Series 2014-C19 Class A3
Residential Accredit Loans, Inc.			3.660% due 03/15/47	500	520
Series 2006-QO7 Class 2A1			Series 2014-C24 Class D
1.464% due 09/25/46 (Ê)	1,426	1,174	3.692% due 11/15/47 (Þ)	280	183
Residential Asset Securitization Trust			WinWater Mortgage Loan Trust
Series 2003-A15 Class 1A2			Series 2014-1 Class A1
0.975% due 02/25/34 (Ê)	29	27	3.918% due 06/20/44 (Þ)	858	884
Sequoia Mortgage Trust					177,250
Series 2013-6 Class A2
3.000% due 05/25/43	740	731	Municipal Bonds - 0.2%

See accompanying notes which are an integral part of the financial statements.

78 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Municipal Electric Authority of Georgia				Series M 30
Revenue Bonds
6.637% due 04/01/57		750	920	10.000% due 11/20/36	MXN	24,459	1,755
				8.500% due 11/18/38	MXN	11,830	746
7.055% due 04/01/57		600	692
Tender Option Bond Trust Receipts/				Series M
Certificates General Obligation				7.750% due 05/29/31	MXN	2,940	173
Unlimited				7.750% due 11/13/42	MXN	38,400	2,237
1.470% due 08/01/49 (Ê)(Þ)		500	500	New Zealand Government International
			2,112	Bond
Non-US Bonds - 4.6%				Series 0423
Australia Government International				5.500% due 04/15/23	NZD	1,710	1,441
Bond				Series 0427
Series 126				4.500% due 04/15/27	NZD	810	669
4.500% due 04/15/20	AUD	2,810	2,311	Series 0521
Series 133				6.000% due 05/15/21	NZD	4,120	3,419
5.500% due 04/21/23	AUD	1,190	1,074	Series 0925
Series 140				2.000% due 09/20/25	NZD	490	383
4.500% due 04/21/33	AUD	1,250	1,146	Norway Government International Bond
Brazil Notas do Tesouro Nacional Serie B				Series 473
Series NTNB				4.500% due 05/22/19 (Þ)	NOK	6,600	848
6.000% due 05/15/45	BRL	404	383	Series 477
Brazil Notas do Tesouro Nacional Serie F				1.750% due 03/13/25 (Þ)	NOK	1,250	153
Series NTNF				Peru Government International Bond
10.000% due 01/01/21	BRL	3,880	1,173	5.700% due 08/12/24	PEN	4,510	1,445
10.000% due 01/01/23	BRL	4,755	1,419	6.900% due 08/12/37	PEN	3,220	1,086
10.000% due 01/01/25	BRL	4,060	1,197	Poland Government International Bond
Colombian TES				Series 0721
Series B				1.750% due 07/25/21	PLN	1,080	283
10.000% due 07/24/24	COP	8,206,800	3,283	Series 1021
6.000% due 04/28/28	COP	847,700	265	5.750% due 10/25/21	PLN	1,260	385
Ireland Government International Bond				Republic of Aregentina Governemnt
5.400% due 03/13/25	EUR	1,470	2,278	International Bond
Malaysia Government International Bond				18.200% due 10/03/21	ARS	5,390	358
				Republic of Poland Government
Series 0111				International Bond
4.160% due 07/15/21	MYR	150	36	Series 0726
Series 0114				2.500% due 07/25/26	PLN	1,130	288
4.181% due 07/15/24	MYR	540	128	Series 1020
Series 0116				5.250% due 10/25/20	PLN	1,300	384
3.800% due 08/17/23	MYR	3,850	891	Republic of South Africa Government
Series 0215				International Bond
3.795% due 09/30/22	MYR	1,610	374	Series R186
Series 0314				10.500% due 12/21/26	ZAR	5,270	447
4.048% due 09/30/21	MYR	610	144	Series R207
Series 0315				7.250% due 01/15/20	ZAR	5,710	432
3.659% due 10/15/20	MYR	1,274	297	Series R209
Series 0414				6.250% due 03/31/36	ZAR	8,450	456
3.654% due 10/31/19	MYR	1,060	248	Series R214
Series 0515				6.500% due 02/28/41	ZAR	20,700	1,104
3.759% due 03/15/19	MYR	710	166	Russian Federal Bond - OFZ
Mexican Bonos				Series 6207
Series M 20				8.150% due 02/03/27	RUB	48,740	860
7.500% due 06/03/27	MXN	6,762	392	Series 6219

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 79

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
7.750% due 09/16/26	RUB	42,660	724	1.750% due 11/30/21	310	309
Singapore Government International
				1.875% due 01/31/22	2,240	2,243
Bond
				1.750% due 02/28/22	810	806
1.625% due 10/01/19	SGD	90	66	1.750% due 03/31/22	1,320	1,313
2.000% due 07/01/20	SGD	350	259
				1.875% due 03/31/22	80	80
2.250% due 06/01/21	SGD	490	366	1.750% due 05/31/22	360	358
1.250% due 10/01/21	SGD	90	65
				1.125% due 06/30/22	15,650	15,252
3.125% due 09/01/22	SGD	450	351	1.750% due 06/30/22	3,080	3,060
2.750% due 07/01/23	SGD	470	360
				2.000% due 07/31/22	1,423	1,429
3.000% due 09/01/24	SGD	530	413	7.625% due 11/15/22	400	516
2.375% due 06/01/25	SGD	400	299
				1.250% due 07/31/23	1,465	1,398
2.125% due 06/01/26	SGD	120	88	2.500% due 08/15/23	885	908
3.500% due 03/01/27	SGD	430	350
				1.375% due 08/31/23	7,900	7,588
United States Government Treasuries - 30.1%			39,898	1.375% due 09/30/23	1,950	1,871
United States Treasury Inflation Indexed				1.625% due 10/31/23	8,610	8,384
Bonds
				2.750% due 11/15/23	1,410	1,467
1.375% due 07/15/18		6,537	6,640
				2.750% due 02/15/24	1,017	1,058
0.125% due 04/15/21		2,239	2,235
				2.125% due 02/29/24	2,810	2,813
0.375% due 07/15/23		4,654	4,684
				2.125% due 03/31/24	2,290	2,291
0.375% due 07/15/25		1,114	1,105
				2.500% due 05/15/24	1,155	1,183
0.125% due 07/15/26		1,122	1,082
				2.000% due 06/30/24	2,830	2,804
3.875% due 04/15/29		3,569	4,845
				2.000% due 02/15/25	2,230	2,199
2.125% due 02/15/40		1,663	2,068
				2.125% due 05/15/25	1,240	1,232
1.375% due 02/15/44		—	—
				2.250% due 11/15/25	20	20
1.000% due 02/15/46		1,166	1,165
United States Treasury Notes				1.625% due 02/15/26	1,840	1,749
0.750% due 07/31/18		305	303	1.625% due 05/15/26	3,000	2,844
1.250% due 12/15/18		3,250	3,245	2.000% due 11/15/26	10,755	10,488
1.000% due 03/15/19		10,000	9,938	2.250% due 02/15/27	17,565	17,487
1.500% due 03/31/19		1,125	1,128	2.375% due 05/15/27	1,545	1,555
0.875% due 04/15/19		7,320	7,256	5.500% due 08/15/28	1,325	1,733
1.250% due 02/29/20		9,303	9,242	5.250% due 02/15/29	1,245	1,608
3.500% due 05/15/20		1,415	1,493	6.250% due 05/15/30	600	856
8.750% due 05/15/20		828	996	4.625% due 02/15/40	1,185	1,564
2.625% due 08/15/20		1,360	1,403	2.750% due 08/15/42	2,185	2,164
2.125% due 08/31/20		520	528	2.750% due 11/15/42	2,210	2,187
1.375% due 09/30/20		12,670	12,575	3.750% due 11/15/43	6,760	7,956
2.625% due 11/15/20		2,240	2,312	3.375% due 05/15/44	6,180	6,837
2.000% due 11/30/20		1,450	1,467	2.500% due 02/15/45	4,800	4,487
2.375% due 12/31/20		1,422	1,456	3.000% due 05/15/45	815	841
2.125% due 01/31/21		1,453	1,475	2.500% due 02/15/46	2,700	2,517
3.625% due 02/15/21		2,490	2,659	2.500% due 05/15/46	1,200	1,118
2.000% due 02/28/21		1,725	1,744	2.250% due 08/15/46	2,350	2,073
2.250% due 03/31/21		1,805	1,841	2.875% due 11/15/46	1,095	1,103
3.125% due 05/15/21		2,422	2,548	3.000% due 02/15/47	13,950	14,416
1.250% due 10/31/21		27,900	27,249	3.000% due 05/15/47	1,440	1,489

See accompanying notes which are an integral part of the financial statements.

80 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$			or Shares		$
United States Treausy Inflation Indexed					United States Treasury
Bonds					Bond Futures
0.125% due 04/15/22		583		580	Call (0)	USD	930	(ÿ)	4
				262,916	Jul 2017 157.00 Call (11)	USD	1,727	(ÿ)	2
Total Long-Term Investments					Jul 2017 158.00 Call (24)	USD	3,792	(ÿ)	3
(cost $765,371)				768,488	Total Options Purchased
					(cost $174)				95
Common Stocks - 0.0%
Financial Services - 0.0%					Short-Term Investments - 14.5%
Escrow GM Corp. (Å)		80,000		—	Aetna, Inc.
Total Common Stocks					1.700% due 06/07/18		160		160
(cost $—)				—	America Movil SAB de CV
					5.625% due 11/15/17		40		41
Preferred Stocks - 0.1%					American Express Credit Corp.
Financial Services - 0.1%					1.587% due 09/22/17 (Ê)		400		400
XLIT, Ltd.		700		616	American Honda Finance Corp.
					1.538% due 12/11/17 (Ê)		100		100
Total Preferred Stocks					Anheuser-Busch InBev Worldwide, Inc.
(cost $583)				616	1.671% due 01/02/18 (Þ)(~)		350		348
					Zero coupon due 03/05/18 (Þ)(~)		500		495
					Anthem, Inc.
Options Purchased - 0.0%					1.875% due 01/15/18		790		791
(Number of Contracts)
Cross Currency Options					Assurant, Inc.
(USD/EUR)					2.500% due 03/15/18		660		664
Sep 2017 1.11 Call (1)	USD	1,800	(ÿ)	6	Atlantic Asset Securitization LLC
Cross Currency Options					1.193% due 07/24/17 (ç)(Þ)(~)		900		899
(USD/GBP)					Bank of America Corp.
Jul 2017 1.29 Call (1)	USD	1,800	(ÿ)	1
Cross Currency Options					2.000% due 01/11/18		1,000		1,002
(USD/JPY)					Bank of America NA
Aug 2017 113.00 Call (1)	USD	1,800	(ÿ)	16	Series BKNT
Eurodollar Futures					1.750% due 06/05/18		1,105		1,106
Sep 2017 98.63 Put (19)	USD	4,685	(ÿ)	2	BB&T Corp.
United States 5 Year					2.050% due 06/19/18		805		808
Treasury Note Futures					Bear Stearns Cos. LLC (The)
Jun 2017 118.50 Call (30)	USD	3,555	(ÿ)	—
					7.250% due 02/01/18		195		201
Jul 2017 118.50 Call (12)	USD	1,422	(ÿ)	—	BNP Paribas SA
Jul 2017 118.50 Call (21)	USD	2,489	(ÿ)	1	2.375% due 09/14/17		40		40
Aug 2017 118.75 Call (18)	USD	2,138	(ÿ)	3	Capital One Bank NA
United States 10 Year					Series BKNT
Treasury Note Futures
					1.650% due 02/05/18		645		645
Jul 2017 126.25 Call (17)	USD	2,146	(ÿ)	4
					Cardinal Health, Inc.
Jul 2017 126.50 Call (36)	USD	4,554	(ÿ)	6
					1.700% due 03/15/18		781		782
Jul 2017 127.00 Call (37)	USD	4,699	(ÿ)	3	Chevron Corp.
Jul 2017 127.50 Call (6)	USD	765	(ÿ)	—	1.352% due 11/15/17 (Ê)		280		280
Put (0)	USD	2,259	(ÿ)	15	1.680% due 05/16/18 (Ê)		155		156
Sep 2017 124.50 Put (2)	USD	249	(ÿ)	2	Citigroup, Inc.
Jul 2017 125.50 Put (6)	USD	753	(ÿ)	3	1.892% due 11/24/17 (Ê)		1,250		1,252
Jul 2017 125.75 Put (12)	USD	1,509	(ÿ)	7	1.800% due 02/05/18		1,180		1,181
Jul 2017 126.00 Put (24)	USD	3,024	(ÿ)	17	Commonwealth Bank of Australia

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 81

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
1.282% due 03/23/18 (Ê)(Þ)(~)	1,000	1,001	6.000% due 10/01/17		400		404
Commonwealth Edison Co.			LMA Americas LLC
5.800% due 03/15/18	290	298	Zero coupon due 07/19/17 (ç)(Þ)(~)		900		899
Compass Bank			Malaysia Government International Bond
Series BKNT			Series 0512
6.400% due 10/01/17	735	743	3.314% due 10/31/17	MYR	460		107
Credit Suisse AG			Merck & Co. , Inc.
1.750% due 01/29/18	755	755	1.541% due 05/18/18 (Ê)		1,665		1,669
Danske Corp.			Metropolitan Life Global Funding I
Series A			1.875% due 06/22/18 (Þ)		300		301
1.745% due 02/16/18 (Þ)(~)	595	589	Morgan Stanley
DCP Midstream Operating, LP			5.950% due 12/28/17		150		153
2.500% due 12/01/17	115	115	New York Life Global Funding
eBay, Inc.			1.450% due 12/15/17 (Þ)		645		645
1.350% due 07/15/17	610	610	NGPL PipeCo LLC
Fannie Mae-Aces			7.119% due 12/15/17 (Þ)		685		698
Series 2013-M4 Class ASQ2			Pfizer, Inc.
1.451% due 02/25/18	344	343	1.546% due 06/15/18 (Ê)		1,323		1,326
Series 2014-M13 Class ASQ2			Singapore Government International
1.637% due 11/25/17	394	394	Bond
Series 2015-M1 Class ASQ2			0.500% due 04/01/18	SGD	500		362
1.626% due 02/25/18	851	851	Sky PLC
Series 2015-M7 Class ASQ2			6.100% due 02/15/18 (Þ)		645		662
1.550% due 04/25/18	432	432	Societe Generale SA
Federal Home Loan Bank Discount			1.132% due 08/10/17 (ç)(~)		750		749
Notes			State Street Corp.
Zero coupon due 07/03/17	525	525	4.956% due 03/15/18		150		153
Zero coupon due 07/10/17	425	425	Statoil ASA
FirstEnergy Corp.			3.125% due 08/17/17		20		20
Series A			Thomson Reuters Corp.
2.750% due 03/15/18	30	30	1.650% due 09/29/17		700		700
Ford Motor Credit Co. LLC			Toronto-Dominion Bank
Series FXD			Series YCD
2.145% due 01/09/18	1,575	1,580	1.389% due 06/20/18 (Ê)(~)		800		800
Freddie Mac Multifamily Structured
Pass-Through Certificates			Tyco Electronics Group SA
Series 2011-K702 Class X1			6.550% due 10/01/17		620		627
1.617% due 02/25/18	10	—	U. S. Cash Management Fund		59,176,487	(8)	59,185
Gotham Funding Corp.			UBS AG
			Series BKNT
1.155% due 07/14/17 (ç)(Þ)(~)	832	832
			1.800% due 03/26/18		1,390		1,392
Harris Corp.
			United States Treasury Bills
1.999% due 04/27/18	445	446
			0.708% due 07/06/17		100		100
HBOS PLC
Series GMTN			0.931% due 10/12/17		5,180		5,165
6.750% due 05/21/18 (Þ)	300	312	1.071% due 12/07/17		5,030		5,007
IPALCO Enterprises, Inc.			United States Treasury Notes
5.000% due 05/01/18	50	51	0.750% due 10/31/17		1,800		1,798
JPMorgan Chase & Co.			0.750% due 12/31/17		6,965		6,951
6.000% due 01/15/18	100	102	0.875% due 01/15/18		4,710		4,703
JPMorgan Chase Bank NA			0.875% due 03/31/18		6,503		6,484
Series BKNT

See accompanying notes which are an integral part of the financial statements.

82 Strategic Bond Fund

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
0.625% due 04/30/18	2,000	1,989
Victory Receivables Corp.
1.181% due 07/17/17 (ç)(Þ)(~)	1,000	999
Voya Financial, Inc.
2.900% due 02/15/18	455	459
Total Short-Term Investments
(cost $126,331)		126,292

Total Investments 102.7%
(identified cost $892,459)		895,491

Other Assets and Liabilities,
Net - (2.7%)		(23,217)

Net Assets - 100.0%		872,274

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 83

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.4%
BCAP LLC Trust	11/23/13	166,533	104.02	173	168
CSMC Mortgage-Backed Trust	07/26/13	107,708	97.52	105	108
Escrow GM Corp.	04/21/11	80,000	—	—	—
FDIC Trust	06/08/12	385,939	103.88	401	387
Hilton USA Trust	11/22/16	600,000	81.12	487	509
One Market Plaza Trust	02/15/17	595,000	97.55	580	589
Voya CLO, Ltd.	03/31/17	1,428,000	100.08	1,429	1,427
					3,188
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	548	AUD	70,835	09/17	(808)
Canadian Dollar Currency Futures	18	USD	1,390	09/17	9
Euro-Bobl Futures	151	EUR	20,407	09/17	298
Euro-Bund Futures	12	EUR	29	07/17	24
Eurodollar Futures	56	USD	13,748	12/18	43
United States 2 Year Treasury Note Futures	189	USD	40,844	09/17	(48)
United States 5 Year Treasury Note Futures	1,014	USD	119,486	09/17	(282)
United States 10 Year Treasury Note Futures	956	USD	120,008	09/17	(364)
United States 10 Year Treasury Note Futures	1	USD	125	12/17	(1)
United States Long Bond Futures	135	USD	20,748	09/17	154
United States Ultra Treasury Bond Futures	39	USD	6,469	09/17	52
Short Positions
Euro-Bobl Futures	42	EUR	5,531	09/17	58
Euro-Bund Futures	42	EUR	29	07/17	(23)
Euro-Bund Futures	403	EUR	65,234	09/17	1,166
Eurodollar Futures	54	USD	12,388	09/17	(9)
Eurodollar Futures	77	USD	18,966	12/17	10
Eurodollar Futures	12	USD	2,951	06/18	2
Eurodollar Futures	12	USD	2,949	09/18	3
Eurodollar Futures	56	USD	13,714	12/19	(53)
Euro-OAT Futures	20	EUR	2,970	09/17	16
Japan Government 10 Year Bond Futures	5	JPY	750,551	09/17	25
United Kingdom Long Gilt Futures	347	GBP	43,573	09/17	974
United States 2 Year Treasury Note Futures	4	USD	864	09/17	1
United States 10 Year Treasury Note Futures	64	USD	8,034	09/17	42
United States Long Bond Futures	62	USD	9,529	09/17	65
United States Ultra Treasury Bond Futures	43	USD	5,797	09/17	16
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,370

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/EUR)	Call	1	1.11	USD	1,800	09/22/17	(5)
Cross Currency Options (USD/GBP)	Call	1	1.26	USD	1,800	07/06/17	—
United States 10 Year Treasury Note Futures	Call	28	129.00	USD	3,612	07/21/17	—

See accompanying notes which are an integral part of the financial statements.

84 Strategic Bond Fund

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
United States 10 Year Treasury Note Futures	Call	36	128.00	USD	4,608	08/25/17	(5)
United States 10 Year Treasury Note Futures	Call	40	129.00	USD	5,160	08/25/17	(3)
United States Treasury Bond Futures	Call	6	159.00	USD	954	07/21/17	(1)
United States Treasury Bond Futures	Call	6	159.00	USD	954	08/25/17	(2)
United States Treasury Bond Futures	Call	19	160.00	USD	3,040	08/25/17	(5)
United States Treasury Bond Futures	Call	10	161.00	USD	1,610	08/25/17	(2)
Total Liability for Options Written (premiums received $57)							(23)

Transactions in options written contracts for the period ended June 30, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2016	155	$76
Opened	1,076	396
Closed	(460)	(170)
Expired	(624)	(245)
Outstanding June 30, 2017	147	$57

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	95	BRL	320	08/23/17	1
Bank of America	USD	1,552	BRL	4,901	08/23/17	(87)
Bank of America	USD	55	CZK	1,291	08/23/17	2
Bank of America	USD	3,603	CZK	85,447	08/23/17	145
Bank of America	USD	46	HUF	12,752	08/23/17	1
Bank of America	USD	3,581	HUF	996,630	08/23/17	112
Bank of America	USD	124	MXN	2,264	08/23/17	—
Bank of America	USD	1,549	MXN	29,415	08/23/17	59
Bank of America	USD	3,576	PLN	13,561	08/23/17	83
Bank of America	USD	14	RUB	811	08/23/17	—
Bank of America	USD	1,539	RUB	88,639	08/23/17	(52)
Bank of America	USD	1,528	TRY	5,572	08/23/17	33
Bank of America	USD	3,439	TRY	12,537	08/23/17	74
Bank of America	USD	1,561	ZAR	20,803	08/23/17	16
Bank of America	BRL	721	USD	214	08/23/17	(2)
Bank of America	BRL	11,027	USD	3,492	08/23/17	196
Bank of America	CZK	2,905	USD	124	08/23/17	(4)
Bank of America	CZK	37,976	USD	1,601	08/23/17	(64)
Bank of America	HUF	28,693	USD	104	08/23/17	(2)
Bank of America	HUF	442,947	USD	1,591	08/23/17	(50)
Bank of America	IDR	343,830	USD	26	08/23/17	—
Bank of America	IDR	46,660,700	USD	3,479	08/23/17	(3)
Bank of America	MXN	1,006	USD	55	08/23/17	—
Bank of America	MXN	66,183	USD	3,486	08/23/17	(133)
Bank of America	PLN	329	USD	86	08/23/17	(2)
Bank of America	RUB	1,824	USD	31	08/23/17	—
Bank of America	RUB	199,438	USD	3,464	08/23/17	116
Bank of America	TRY	37	USD	10	08/23/17	—
Bank of America	TRY	84	USD	23	08/23/17	—
Bank of America	TWD	609	USD	20	08/23/17	—

Strategic Bond Fund 85

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	TWD	46,870	USD	1,562	08/23/17	21
Bank of America	ZAR	715	USD	55	08/23/17	1
Bank of Montreal	USD	9,127	CHF	8,878	07/21/17	141
Bank of Montreal	USD	9,140	EUR	8,182	07/21/17	213
Bank of Montreal	AUD	11,626	SEK	76,619	07/27/17	173
Bank of Montreal	CAD	12,124	USD	9,123	07/21/17	(231)
Bank of Montreal	CHF	2,537	USD	2,610	07/21/17	(38)
Bank of Montreal	CHF	5,707	USD	5,872	07/21/17	(85)
Barclays	USD	12	BRL	40	07/20/17	—
Barclays	USD	300	BRL	1,000	07/20/17	1
Barclays	USD	39	CAD	52	07/20/17	1
Barclays	USD	1,510	CAD	2,000	07/20/17	33
Barclays	USD	764	GBP	610	07/20/17	31
Barclays	USD	1,286	MXN	24,311	07/20/17	51
Barclays	EUR	550	USD	586	07/20/17	(42)
Barclays	JPY	263,648	USD	2,415	07/20/17	68
Citigroup	USD	5,894	CAD	7,794	07/21/17	117
Citigroup	USD	5,896	EUR	5,260	07/21/17	117
Citigroup	USD	1,357	INR	87,900	07/27/17	—
Citigroup	USD	5,855	JPY	648,076	07/21/17	(89)
Citigroup	USD	911	MXN	16,560	07/27/17	(1)
Citigroup	USD	902	RUB	52,500	07/27/17	(15)
Citigroup	RUB	26,250	USD	438	07/27/17	(6)
Citigroup	SEK	22,787	USD	2,620	07/21/17	(87)
Citigroup	SEK	3,866	USD	450	07/27/17	(9)
HSBC	USD	1,363	SEK	11,872	07/27/17	48
JPMorgan Chase	USD	1,868	CAD	2,554	08/10/17	103
JPMorgan Chase	USD	1,544	CLP	1,026,671	07/27/17	2
JPMorgan Chase	USD	452	CZK	10,615	07/27/17	13
JPMorgan Chase	USD	806	GBP	630	08/14/17	15
JPMorgan Chase	USD	2,298	GBP	1,777	08/14/17	20
JPMorgan Chase	USD	2,302	IDR	30,634,297	07/03/17	(4)
JPMorgan Chase	USD	1,150	INR	74,910	07/20/17	7
JPMorgan Chase	USD	514	MXN	9,652	08/10/17	15
JPMorgan Chase	USD	1,752	NOK	15,117	08/10/17	60
JPMorgan Chase	USD	820	PLN	3,153	08/10/17	30
JPMorgan Chase	USD	4,058	SEK	35,657	08/10/17	184
JPMorgan Chase	USD	1,064	ZAR	14,661	08/10/17	50
JPMorgan Chase	AUD	9,281	USD	7,006	08/14/17	(124)
JPMorgan Chase	BRL	10,314	USD	3,083	07/27/17	(16)
JPMorgan Chase	CHF	2,648	USD	2,677	08/10/17	(91)
JPMorgan Chase	CNY	20,140	USD	2,898	07/20/17	(73)
JPMorgan Chase	COP	4,134,882	USD	1,346	07/27/17	(6)
JPMorgan Chase	CZK	2,629	USD	108	08/10/17	(7)
JPMorgan Chase	EUR	461	USD	516	08/14/17	(11)
JPMorgan Chase	EUR	3,775	USD	4,250	08/14/17	(70)
JPMorgan Chase	HKD	632	USD	81	08/10/17	—
JPMorgan Chase	HUF	430,801	USD	1,520	08/10/17	(76)
JPMorgan Chase	IDR	30,634,297	USD	2,295	07/03/17	(4)
JPMorgan Chase	IDR	30,634,297	USD	2,295	07/27/17	3
JPMorgan Chase	INR	29,000	USD	447	07/27/17	(1)
JPMorgan Chase	JPY	12,566	USD	115	08/14/17	3
JPMorgan Chase	MXN	8,204	USD	450	07/27/17	—

See accompanying notes which are an integral part of the financial statements.

86 Strategic Bond Fund

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Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	MXN	16,152	USD	837	08/10/17	(48)
JPMorgan Chase	MXN	18,625	USD	1,029	08/10/17	8
JPMorgan Chase	NZD	12,570	USD	9,032	08/14/17	(173)
JPMorgan Chase	PEN	14,179	USD	4,321	07/26/17	(40)
JPMorgan Chase	PHP	79,603	USD	1,577	07/27/17	3
JPMorgan Chase	PLN	1,941	USD	520	08/10/17	(3)
JPMorgan Chase	RUB	26,250	USD	437	07/27/17	(6)
JPMorgan Chase	SGD	4,117	USD	2,933	08/10/17	(59)
JPMorgan Chase	THB	81,120	USD	2,382	07/27/17	(6)
JPMorgan Chase	TRY	1,600	USD	450	07/27/17	(2)
JPMorgan Chase	ZAR	6,713	USD	513	08/10/17	3
Royal Bank of Canada	DKK	17,384	USD	2,621	07/21/17	(52)
Standard Chartered	USD	762	CAD	998	07/31/17	8
State Street	USD	2,648	AUD	3,475	07/21/17	22
State Street	USD	9,198	ILS	32,375	07/21/17	89
State Street	USD	27	MYR	115	08/23/17	—
State Street	USD	2,629	NZD	3,626	07/21/17	27
State Street	USD	11	SGD	15	08/23/17	—
State Street	USD	3,525	SGD	4,919	08/23/17	51
State Street	HKD	165	USD	21	08/23/17	—
State Street	HKD	12,093	USD	1,556	08/23/17	5
State Street	ILS	20,813	USD	5,913	07/21/17	(57)
State Street	MYR	15,190	USD	3,497	08/23/17	(26)
State Street	NOK	77,320	USD	9,148	07/21/17	(117)
State Street	SGD	34	USD	24	08/23/17	—
State Street	SGD	2,186	USD	1,565	08/23/17	(24)
Toronto Dominion Bank	USD	895	TRY	3,185	07/27/17	4
Toronto Dominion Bank	EUR	858	USD	960	07/27/17	(22)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						459

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
JPMorgan Chase	DKK	14,400	Six Month CIBOR	0.510%	05/05/25	30
JPMorgan Chase	DKK	20,940	Six Month CIBOR	0.943%	05/05/25	(10)
JPMorgan Chase	CZK	26,650	Six Month PRIBOR	0.495%	06/19/25	60
JPMorgan Chase	CZK	36,930	Six Month PRIBOR	1.280%	06/19/25	(15)
Merrill Lynch	USD	18,688	Three Month LIBOR	1.267%	05/15/23	796
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $310 (å)						861

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Goldman Sachs	USD	1,470	5.000%	06/20/22	(95)
CDX Investment Grade Index	Merrill Lynch	USD	2,350	1.000%	06/20/22	43

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 87

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Merrill Lynch	USD	1,980	(5.000%)	06/20/22	(142)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($13) (å)						(194)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$51,124	$—	$—	$51,124	5.9
Corporate Bonds and Notes	—	164,706	—	—	164,706	18.9
International Debt	—	65,335	—	—	65,335	7.5
Loan Agreements	—	5,147	—	—	5,147	0.6
Mortgage-Backed Securities	—	176,653	597	—	177,250	20.3
Municipal Bonds	—	2,112	—	—	2,112	0.2
Non-US Bonds	—	39,898	—	—	39,898	4.6
United States Government Treasuries	—	262,916	—	—	262,916	30.1
Common Stocks	—	—	—	—	—	—
Preferred Stocks	—	616	—	—	616	0.1
Options Purchased	72	23	—	—	95	— *
Short-Term Investments	—	67,107	—	59,185	126,292	14.5
Total Investments	72	835,637	597	59,185	895,491	102.7
Other Assets and Liabilities, Net						(2.7)
						100.0
Other Financial Instruments
Assets
Futures Contracts	2,958	—	—	—	2,958	0.3
Foreign Currency Exchange Contracts	—	2,579	—	—	2,579	0.3
Interest Rate Swap Contracts	—	886	—	—	886	0.1
Credit Default Swap Contracts	—	43	—	—	43	— *
A
Liabilities
Futures Contracts	(1,588)	—	—	—	(1,588)	(0.2)
Options Written	(17)	(6)	—	—	(23)	(—)*
Foreign Currency Exchange Contracts	—	(2,120)	—	—	(2,120)	(0.2)
Interest Rate Swap Contracts	—	(25)	—	—	(25)	(—)*
Credit Default Swap Contracts	—	(237)	—	—	(237)	(—)*
Total Other Financial Instruments**	$1,353	$1,120	$—	$—	$2,473

See accompanying notes which are an integral part of the financial statements.

88 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 89

Russell Investment Funds
Strategic Bond Fund

Fair Value of Derivative Instruments — June 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$23	$72
Unrealized appreciation on foreign currency exchange contracts	—	2,579	—
Variation margin on futures contracts**	—	—	2,958
Interest rate swap contracts, at fair value	—	—	886
Credit default swap contracts, at fair value	43	—	—
Total	$43	$2,602	$3,916

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$—	$1,588
Unrealized depreciation on foreign currency exchange contracts	—	2,120	—
Options written, at fair value	—	5	18
Interest rate swap contracts, at fair value	—	—	25
Credit default swap contracts, at fair value	237	—	—
Total	$237	$2,125	$1,631
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$(558)
Futures contracts	—	—	55
Options written	—	—	255
Total return swap contracts	—	—	783
Interest rate swap contracts	—	—	(126)
Credit default swap contracts	16	—	—
Foreign currency-related transactions****	—	(2,538)	—
Total	$16	$(2,538)	$409

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$—	$(24)	$142
Futures contracts	—	—	3,164
Options written	—	5	50
Total return swap contracts	—	—	(36)
Interest rate swap contracts	—	—	(143)
Credit default swap contracts	(181)	—	—
Foreign currency-related transactions******	—	861	—
Total	$(181)	$842	$3,177

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-
related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

90 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$95	$ — $	95
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	2,579	—	2,579
Futures Contracts	Variation margin on futures contracts	1,414	—	1,414
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	886	—	886
Credit Default Swap Contracts	Credit default swap contracts, at fair value	43	—	43
Total Financial and Derivative Assets		5,017	—	5,017
Financial and Derivative Assets not subject to a netting agreement		(1,529)	—	(1,529)
Total Financial and Derivative Assets subject to a netting agreement		$3,488	$ — $	3,488

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$860	$400	$—	$460
Bank of Montreal	526	353	—	173
Barclays	186	42	—	144
Citigroup	257	214	—	43
Goldman Sachs	1	—	—	1
HSBC	48	—	—	48
JPMorgan Chase	609	609	—	—
Merrill Lynch	795	—	—	795
Standard Chartered	8	—	—	8
State Street	194	194	—	—
Toronto Dominion Bank	4	4	—	—
Total	$3,488	$1,816	$—	$1,672

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 91

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$940	$ — $	940
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	2,120	—	2,120
Options Written Contracts	Options written, at fair value	23	—	23
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	25	—	25
Credit Default Swap Contracts	Credit default swap contracts, at fair value	237	—	237
Total Financial and Derivative Liabilities		3,345	—	3,345
Financial and Derivative Liabilities not subject to a netting agreement		(1,195)	—	(1,195)
Total Financial and Derivative Liabilities subject to a netting agreement		$2,150	$ — $	2,150

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$400	$400	$—	$—
Bank of Montreal	353	353	—	—
Barclays	42	42	—	—
Citigroup	214	214	—	—
JPMorgan Chase	844	609	235	—
Royal Bank of Canada	52	—	—	52
State Street	223	194	—	29
Toronto Dominion Bank	22	4	—	18
Total	$2,150	$1,816	$235	$99

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

92 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$892,459
Investments, at fair value(>)	895,491
Cash	7,950
Cash (restricted)(a)(b)	9,019
Foreign currency holdings(^)	2,475
Unrealized appreciation on foreign currency exchange contracts	2,579
Receivables:
Dividends and interest	4,733
Dividends from affiliated funds	67
Investments sold	54,901
Fund shares sold	63
Investments matured(<)	21,929
Variation margin on futures contracts	1,414
Prepaid expenses	8
Interest rate swap contracts, at fair value(•)	886
Credit default swap contracts, at fair value(+)	43
Total assets	1,001,558

Liabilities
Payables:
Due to broker (c)	1,383
Investments purchased	123,483
Fund shares redeemed	260
Accrued fees to affiliates	442
Other accrued expenses	365
Variation margin on futures contracts	940
Deferred capital gains tax liability	6
Unrealized depreciation on foreign currency exchange contracts	2,120
Options written, at fair value(x)	23
Interest rate swap contracts, at fair value(•)	25
Credit default swap contracts, at fair value(+)	237
Total liabilities	129,284
Commitments and Contingencies (1)

Net Assets	$872,274

(1) See note 2 in the Notes to Financial Statements for a detailed description of commitments and contingencies.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 93

Russell Investment Funds
Strategic Bond Fund

Statement of Assets and Liabilities, continued — June 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2,354
Accumulated net realized gain (loss)	(15,244)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	3,026
Futures contracts	1,370
Options written	34
Interest rate swap contracts	551
Credit default swap contracts	(181)
Investments matured	(24)
Foreign currency-related transactions	506
Shares of beneficial interest	842
Additional paid-in capital	879,040
Net Assets	$872,274

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.36
Net assets	$872,273,861
Shares outstanding ($. 01 par value)	84,176,024
Amounts in thousands
(^) Foreign currency holdings - cost	$2,455
(x) Premiums received on options written	$57
(+) Credit default swap contracts - premiums paid (received)	$(13)
(•) Interest rate swap contracts - premiums paid (received)	$310
(<) Investments matured - cost	$21,953
(>) Investments in affiliates, U. S. Cash Management Fund	$59,185

(a) Cash Collateral for Futures	$6,952
(b) Cash Collateral for Swaps	$2,067
(c) Due to Broker for Swaps	$1,383
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

94 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Statement of Operations — For the Period Ended June 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$20
Dividends from affiliated funds	300
Interest	10,523
Total investment income	10,843

Expenses
Advisory fees	2,336
Administrative fees	212
Custodian fees	196
Transfer agent fees	19
Professional fees	58
Trustees’ fees	15
Printing fees	61
Miscellaneous	10
Expenses before reductions	2,907
Expense reductions	(56)
Net expenses	2,851
Net investment income (loss)	7,992

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments(net of deferred tax liability for foreign capital gains taxes) .	(3,800)
Futures contracts	55
Options written	255
Total return swap contracts	783
Interest rate swap contracts	(126)
Credit default swap contracts	16
Foreign currency-related transactions	(2,489)
Net realized gain (loss)	(5,306)
Net change in unrealized appreciation (depreciation) on:
Investments(net of deferred tax liability for foreign capital gains taxes) .	17,514
Futures contracts	3,164
Options written	55
Total return swap contracts	(36)
Interest rate swap contracts	(143)
Credit default swap contracts	(181)
Investment matured	(24)
Foreign currency-related transactions	949
Net change in unrealized appreciation (depreciation)	21,298
Net realized and unrealized gain (loss)	15,992
Net Increase (Decrease) in Net Assets from Operations	$23,984

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 95

Russell Investment Funds
Strategic Bond Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,992	$14,984
Net realized gain (loss)	(5,306)	14,365
Net change in unrealized appreciation (depreciation)	21,298	(2,455)
Net increase (decrease) in net assets from operations	23,984	26,894

Distributions
From net investment income	(3,817)	(13,853)
From net realized gain	—	(24,296)
Net decrease in net assets from distributions	(3,817)	(38,149)

Share Transactions*
Net increase (decrease) in net assets from share transactions	1,385	6,068
Total Net Increase (Decrease) in Net Assets	21,552	(5,187)

Net Assets
Beginning of period	850,722	855,909
End of period	$872,274	$850,722
Undistributed (overdistributed) net investment income included in net assets	$2,354	$(1,821)

* Share transaction amounts (in thousands) for the periods ended June 30, 2017 and December 31, 2016 were as follows:
	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	3,130	$31,973	4,915	$52,175
Proceeds from reinvestment of distributions	374	3,817	3,722	38,149
Payments for shares redeemed	(3,376)	(34,405)	(7,908)	(84,256)
Total increase (decrease)	128	$1,385	729	$6,068

See accompanying notes which are an integral part of the financial statements.

96 Strategic Bond Fund

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Russell Investment Funds
Strategic Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2017(1)	10.12	. 10	. 19	. 29	(. 05)	—
December 31, 2016	10.27	. 18	. 14	. 32	(. 17)	(. 30)
December 31, 2015	10.66	. 16	(. 17)	(. 01)	(. 26)	(. 12)
December 31, 2014	10.46	. 15	. 43	. 58	(. 17)	(. 21)
December 31, 2013	10.81	. 18	(. 35)	(. 17)	(. 15)	(. 03)
December 31, 2012	10.47	. 25	. 61	. 86	(. 25)	(. 27)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 98

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(. 05)	10.36	2.83	872,274	. 68	. 67	1.88	63
(. 47)	10.12	3.10	850,722	. 67	. 65	1.72	262
(. 38)	10.27	(. 14)	855,909	. 67	. 64	1.49	225
(. 38)	10.66	5.55	839,458	. 69	. 64	1.44	173
(. 18)	10.46	(1.55)	763,901	. 67	. 62	1.73	133
(. 52)	10.81	8.38	676,018	. 72	. 66	2.32	192

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 99

Russell Investment Funds
Strategic Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2017 were as follows:
Advisory fees	$395,419
Administration fees	35,947
Transfer agent fees	3,163
Trustee fees	7,725
$442,254

Transactions (amounts in thousands) during the period ended June 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$73,380	$299,694	$313,883	$2	$(8)	$59,185	$300	$—
	$73,380	$299,694	$313,883	$2	$(8)	$59,185	$300	$—

Federal Income Taxes (Unaudited)

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$893,303,175
Unrealized Appreciation	$7,623,366
Unrealized Depreciation	(5,435,438)
Net Unrealized Appreciation (Depreciation)	$2,187,928

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2017, there were no adjustments to the Statement of Assets and Liabilities.

As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $9,671,983 and a late year ordinary loss of $1,690,277 incurred from November 1, 2016 to December 31, 2016, and treat it as arising in the fiscal year 2017.

See accompanying notes which are an integral part of the financial statements.

100 Strategic Bond Fund

Russell Investment Funds
Global Real Estate Securities Fund

Shareholder Expense Example — June 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2017 to June 30, 2017.	January 1, 2017	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2017	$1,055.00	$1,020.08
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.84	$4.76
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.95%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Global Real Estate Securities Fund 101

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Schedule of Investments — June 30, 2017 (Unaudited)

			Amounts in thousands (except share amounts)
Amounts in thousands (except share amounts)				Principal	Fair
	Principal	Fair		Amount ($)	Value
	Amount ($)	Value		or Shares	$
	or Shares	$	Mercialys SA(ö)	24,121	472
Common Stocks - 97.5%			Unibail-Rodamco SE(ö)	18,512	5,422
Australia - 5.1%					29,047
BGP Holdings PLC(Æ)(Å)	926,311	14
Dexus Property Group(ö)	1,161,554	8,458	Germany - 3.3%
Goodman Group(ö)	1,537,225	9,290	ADO Properties SA(Þ)	45,644	1,932
GPT Group (The)(ö)	1,187,397	4,368	alstria office REIT-AG(ö)	302,411	4,090
Investa Office Fund(ö)	436,594	1,474	Deutsche Wohnen AG	299,253	11,455
Mirvac Group(ö)	2,597,893	4,263	LEG Immobilien AG	8,046	757
Scentre Group(ö)	2,099,159	6,527	TLG Immobilien AG	70,074	1,434
Stockland(ö)	437,214	1,471	Vonovia SE	198,005	7,868
Vicinity Centres(ö)	583,609	1,152			27,536
Viva Energy REIT(ö)	573,458	1,000
Westfield Corp. (ö)	826,315	5,096	Hong Kong - 8.2%
		43,113	Champion REIT(ö)	303,000	193
			Cheung Kong Property Holdings, Ltd.	1,940,790	15,202
Austria - 0.8%			China Overseas Land & Investment, Ltd.	140,000	410
Atrium European Real Estate, Ltd.	58,199	260	Fortune Real Estate Investment Trust(ö)	777,000	964
Buwog AG	217,595	6,254	Hang Lung Properties, Ltd. - ADR	3,341,620	8,346
		6,514	Henderson Land Development Co. , Ltd.	219,991	1,227
			Hongkong Land Holdings, Ltd.	654,600	4,818
Belgium - 0.1%			Hopewell Holdings, Ltd.	267,000	1,018
Aedifica(ö)	13,243	1,155	Hysan Development Co. , Ltd.	479,028	2,288
			Link Real Estate Investment Trust(ö)	1,114,587	8,480
Brazil - 0.1%			New World Development Co. , Ltd.	3,315,835	4,209
BR Malls Participacoes SA	334,068	1,205	Sino Land Co. , Ltd.	301,382	494
			Sun Hung Kai Properties, Ltd.	955,513	14,039
Canada - 1.9%			Swire Properties, Ltd.	1,333,313	4,404
Allied Properties Real Estate Investment			Wharf Holdings, Ltd. (The)	334,106	2,770
Trust(ö)	125,512	3,766			68,862
Boardwalk Real Estate Investment
Trust(Ñ)(ö)	23,202	851	Ireland - 0.4%
Brookfield Canada Office Properties(ö)	6,251	157	Green REIT PLC(ö)	639,638	1,042
Canadian Apartment Properties REIT(ö)	102,179	2,646	Hibernia REIT PLC(ö)	1,555,729	2,443
Chartwell Retirement Residences	166,488	1,988			3,485
Crombie Real Estate Investment Trust(ö)	38,949	421
First Capital Realty, Inc. Class A	74,502	1,135	Italy - 0.0%
Granite Real Estate Investment Trust(ö)	24,569	972	Beni Stabili SpA SIIQ(ö)	71,850	52
H&R Real Estate Investment Trust(ö)	46,727	793
Pure Industrial Real Estate Trust(ö)	148,463	788	Japan - 10.3%
RioCan Real Estate Investment Trust(ö)	101,959	1,893	Activia Properties, Inc. (ö)	985	4,209
Smart Real Estate Investment Trust(ö)	18,338	454	Advance Residence Investment Corp. (ö)	689	1,712
		15,864	Daiwa Office Investment Corp. (ö)	43	217
			Frontier Real Estate Investment Corp. (ö)	419	1,726
China - 0.0%			Global One Real Estate Investment
China Resources Land, Ltd.	62,000	181	Corp. (ö)	435	1,489
China Vanke Co. , Ltd. Class H	68,800	194	GLP J-REIT(ö)	550	592
		375	Hulic Co. , Ltd.	126,700	1,295
			Hulic REIT, Inc. (ö)	904	1,410
Finland - 0.1%			Invesco Office J-REIT, Inc(ö)	411	383
Citycon OYJ	238,743	628	Invincible Investment Corp. (ö)	1,761	757
Sponda OYJ	8,103	47	Japan Hotel REIT Investment Corp.
		675	(Ñ)(ö)	597	422
			Japan Logistics Fund, Inc. (ö)	863	1,792
France - 3.4%			Japan Prime Realty Investment Corp. (ö)	18	62
Fonciere Des Regions(ö)	7,833	729	Japan Real Estate Investment Corp. (ö)	729	3,623
Gecina SA(ö)	51,752	8,119	Japan Rental Housing Investments, Inc.
Icad, Inc. (ö)	14,082	1,187	(ö)	153	113
Klepierre - GDR(ö)	319,997	13,118	Japan Retail Fund Investment Corp. (ö)	2,411	4,447

See accompanying notes which are an integral part of the financial statements.

102 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kenedix Office Investment Corp. Class			Castellum AB	60,521	891
A(ö)	402	2,144	Fabege AB	114,234	2,198
MIRAI Corp. (ö)	189	286	Fastighets AB Balder Class B(Æ)	86,515	2,095
Mitsubishi Estate Co. , Ltd.	709,400	13,252	Hufvudstaden AB Class A	246,253	4,086
Mitsui Fudosan Co. , Ltd.	803,620	19,215	Kungsleden AB	6,249	38
Mori Hills REIT Investment Corp. Class					9,734
A(ö)	1,777	2,184
Mori Trust Sogo REIT, Inc. (ö)	1,158	1,869	Switzerland - 0.5%
Nippon Accommodations Fund, Inc. (ö)	32	134	PSP Swiss Property AG	35,794	3,347
Nippon Building Fund, Inc. (ö)	744	3,797	Swiss Prime Site AG Class A	6,203	564
Nippon Prologis REIT, Inc. (ö)	272	579			3,911
Nomura Real Estate Master Fund, Inc. (ö)	1,055	1,440
NTT Urban Development Corp.	262,400	2,529	United Kingdom - 5.6%
Orix JREIT, Inc. (ö)	371	548	Assura PLC(ö)	2,255,175	1,874
Sumitomo Realty & Development Co. ,			Big Yellow Group PLC(ö)	195,802	2,020
Ltd.	303,000	9,367	British Land Co. PLC (The)(ö)	922,713	7,281
Tokyo Tatemono Co. , Ltd.	309,094	4,056	Capital & Regional PLC(ö)	281,981	207
United Urban Investment Corp. (ö)	790	1,127	Derwent London PLC(ö)	62,790	2,171
		86,776	Great Portland Estates PLC	441,890	3,439
			Hammerson PLC(ö)	200,950	1,505
Netherlands - 0.6%			Intu Properties PLC Class H(ö)	525,788	1,843
Eurocommercial Properties NV	32,239	1,289	Land Securities Group PLC(ö)	341,563	4,509
InterXion Holding NV(Æ)	62,214	2,848	LondonMetric Property PLC(ö)	1,251,562	2,730
Vastned Retail NV(ö)	3,932	164	LXB Retail Properties PLC	353,168	145
Wereldhave NV(ö)	9,951	488	PRS REIT PLC (The)(Æ)(ö)	490,539	670
		4,789	Safestore Holdings PLC(ö)	218,714	1,200
			Segro PLC(ö)	1,328,354	8,472
Norway - 0.4%			St. Modwen Properties PLC	266,127	1,243
Entra ASA(Þ)	234,899	2,929	Tritax Big Box REIT PLC(ö)	745,825	1,420
Norwegian Property ASA	88,880	110	UNITE Group PLC (The)(ö)	544,564	4,605
		3,039	Urban & Civic PLC	193,355	663
			Workspace Group PLC(ö)	120,867	1,400
Singapore - 1.5%					47,397
Ascendas Real Estate Investment
Trust(ö)	335,800	637	United States - 52.9%
CapitaLand Commercial Trust, Ltd. (ö)	668,100	806	Acadia Realty Trust(ö)	8,231	229
CapitaLand Mall Trust Class A(ö)	458,700	658	Agree Realty Corp. (ö)	70,044	3,213
CapitaLand, Ltd.	216,800	551	Alexandria Real Estate Equities, Inc. (ö)	77,786	9,371
CDL Hospitality Trusts(ö)	639,700	769	American Homes 4 Rent Class A(ö)	237,227	5,354
City Developments, Ltd.	300,700	2,345	American Tower Corp. (ö)	19,611	2,595
EC World Real Estate Investment Trust			Apartment Investment & Management
Unit(ö)	105,600	62	Co. Class A(ö)	50,291	2,161
Frasers Logistics & Industrial Trust(ö)	1,018,300	798	Apple Hospitality REIT, Inc. (ö)	12,843	240
Global Logistic Properties, Ltd. (ö)	1,049,100	2,180	AvalonBay Communities, Inc. (ö)	126,376	24,287
Keppel REIT(ö)	501,887	417	Blackstone Mortgage Trust, Inc. Class
Mapletree Commercial Trust(ö)	791,200	916	A(ö)	21,218	670
Suntec Real Estate Investment Trust(ö)	1,399,900	1,902	Boston Properties, Inc. (ö)	68,557	8,433
UOL Group, Ltd.	68,860	382	Brixmor Property Group, Inc. (ö)	339,148	6,063
		12,423	Camden Property Trust(ö)	114,115	9,758
			CareTrust REIT, Inc. (ö)	114,822	2,129
Spain - 1.2%			CBL & Associates Properties, Inc. (Ñ)(ö)	19,155	161
Hispania Activos Inmobiliarios Socimi			Chesapeake Lodging Trust(ö)	69,901	1,710
SA(ö)	112,839	1,866	Colony NorthStar, Inc. Class A(ö)	127,792	1,801
Inmobiliaria Colonial SA(Æ)	68,264	596	Colony Starwood Homes(ö)	52,497	1,801
Merlin Properties Socimi SA(ö)	602,854	7,621	Columbia Property Trust, Inc. (ö)	38,493	861
		10,083	CoreSite Realty Corp. Class A(ö)	24,541	2,541
			Corporate Office Properties Trust(ö)	208,247	7,296
Sweden - 1.1%			Cousins Properties, Inc. (ö)	571,306	5,022
Atrium Ljungberg AB Class B	25,503	426

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Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
CubeSmart(ö)	35,680	857	Simon Property Group, Inc. (ö)	179,054		28,964
CyrusOne, Inc. (ö)	52,835	2,945	SL Green Realty Corp. (ö)	51,414		5,440
DCT Industrial Trust, Inc. (ö)	30,755	1,644	Spirit Realty Capital, Inc. (ö)	50,125		371
DDR Corp. (ö)	79,673	723	Starwood Property Trust, Inc. (ö)	26,730		598
Digital Realty Trust, Inc. (ö)	56,410	6,371	STORE Capital Corp. (ö)	8,796		197
Douglas Emmett, Inc. (ö)	131,836	5,037	Sun Communities, Inc. (ö)	77,387		6,786
Duke Realty Corp. (ö)	294,517	8,232	Sunstone Hotel Investors, Inc. (ö)	403,475		6,504
DuPont Fabros Technology, Inc. (ö)	70,483	4,311	Tanger Factory Outlet Centers, Inc. (ö)	43,077		1,119
Education Realty Trust, Inc. (ö)	86,072	3,335	Taubman Centers, Inc. (ö)	8,441		503
Empire State Realty Trust, Inc. Class			UDR, Inc. (ö)	177,226		6,907
A(ö)	270,057	5,609	Urban Edge Properties(ö)	130,324		3,092
Equinix, Inc. (ö)	7,235	3,105	Ventas, Inc. (ö)	150,520		10,458
Equity LifeStyle Properties, Inc. Class			VEREIT, Inc. (ö)	227,508		1,852
A(ö)	98,448	8,500	Vornado Realty Trust(ö)	216,390		20,319
Equity Residential(ö)	118,691	7,813	Washington Prime Group, Inc. (ö)	36,968		310
Essex Property Trust, Inc. (ö)	78,879	20,293	Weingarten Realty Investors(ö)	141,959		4,273
Extended Stay America, Inc.	119,595	2,315	Welltower, Inc. (ö)	188,551		14,114
Extra Space Storage, Inc. (ö)	84,584	6,597	Xenia Hotels & Resorts, Inc. (ö)	6,855		133
Federal Realty Investment Trust(ö)	11,573	1,462				445,195
Four Corners Property Trust, Inc. (ö)	142,047	3,567
Gaming and Leisure Properties, Inc. (ö)	34,966	1,317	Total Common Stocks
GEO Group, Inc. (The)(ö)	45,359	1,342	(cost $727,309)			821,230
GGP, Inc. (ö)	732,939	17,268
HCP, Inc. (ö)	331,119	10,584
Healthcare Realty Trust, Inc. (ö)	160,895	5,494	Short-Term Investments - 1.9%
Healthcare Trust of America, Inc. Class			United States - 1.9%
A(ö)	45,331	1,410	U. S. Cash Management Fund	15,514,974	(8)	15,516
Hilton Worldwide Holdings, Inc.	60,373	3,734	Total Short-Term Investments
Host Hotels & Resorts, Inc. (ö)	326,440	5,964	(cost $15,517)			15,516
Hudson Pacific Properties, Inc. (ö)	180,158	6,160
Invitation Homes, Inc. (ö)	104,104	2,252	Other Securities - 0.5%
Kilroy Realty Corp. (ö)	68,492	5,148	U. S. Cash Collateral Fund(×)	4,050,889	(8)	4,051
Kimco Realty Corp. (ö)	92,224	1,693	Total Other Securities
LaSalle Hotel Properties(ö)	138,035	4,114	(cost $4,051)			4,051
Liberty Property Trust(ö)	25,003	1,018
Life Storage, Inc. (Æ)	24,443	1,811
Macerich Co. (The)(ö)	113,090	6,566	Total Investments 99.9%
Mack-Cali Realty Corp. (ö)	67,428	1,830	(identified cost $746,877)			840,797
MedEquities Realty Trust, Inc. (ö)	42,440	535
MGM Growth Properties LLC Class A(Ñ)			Other Assets and Liabilities, Net
(ö)	119,248	3,480	- 0.1%			1,130
Monogram Residential Trust, Inc. (ö)	43,735	425	Net Assets - 100.0%			841,927
National Retail Properties, Inc. (ö)	31,341	1,226
Paramount Group, Inc. (ö)	168,277	2,693
Parkway, Inc. (Æ)(ö)	87,572	2,005
Pebblebrook Hotel Trust(Ñ)(ö)	68,662	2,214
Pennsylvania Real Estate Investment
Trust(Ñ)(ö)	121,909	1,380
Prologis, Inc. (ö)	192,969	11,316
Public Storage(ö)	80,922	16,874
QTS Realty Trust, Inc. Class A(ö)	39,655	2,075
Realty Income Corp. (ö)	112,236	6,193
Red Rock Resorts, Inc. Class A	59,230	1,395
Regency Centers Corp. (ö)	92,645	5,803
Retail Properties of America, Inc. Class
A(ö)	248,678	3,036
Rexford Industrial Realty, Inc. (ö)	233,908	6,419
Sabra Health Care REIT, Inc. (ö)	2,864	69

See accompanying notes which are an integral part of the financial statements.

104 Global Real Estate Securities Fund

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Schedule of Investments, continued — June 30, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)	(000)
Securities	Date	or shares		$	$	$
0.0%
BGP Holdings PLC	08/06/09	EUR	926,311	—	—	14
						14
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U. S. Real Estate Index Futures	318	USD	10,036	09/17	76
FTSE/EPRA Developed Europe Index Futures	135	EUR	2,833	09/17	(117)
Hang Seng Index Futures	9	HKD	11,513	07/17	(7)
MSCI Singapore IX ETS Futures	18	SGD	645	07/17	1
S&P/TSX 60 Index Futures	3	CAD	534	09/17	(6)
SPI 200 Index Futures	10	AUD	1,412	09/17	3
TOPIX Index Futures	13	JPY	209,495	09/17	8
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(42)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	99	AUD	130	09/20/17	1
Bank of America	USD	35	CAD	46	07/05/17	—
Bank of America	USD	36	CAD	46	07/05/17	—
Bank of America	USD	7	EUR	6	07/03/17	—
Bank of America	USD	49	EUR	43	07/03/17	—
Bank of America	USD	442	EUR	390	09/20/17	4
Bank of America	USD	73	GBP	56	07/03/17	—
Bank of America	USD	15	HKD	115	07/03/17	—
Bank of America	USD	166	HKD	1,290	09/20/17	—
Bank of America	USD	10	JPY	1,161	07/03/17	—
Bank of America	USD	88	JPY	9,906	07/03/17	—
Bank of America	USD	151	JPY	16,969	07/03/17	(1)
Bank of America	USD	86	JPY	9,690	07/06/17	—
Bank of America	AUD	140	USD	107	09/20/17	—
Bank of America	CAD	180	USD	139	09/20/17	—
Bank of America	HKD	111	USD	14	07/03/17	—
Bank of America	HKD	406	USD	52	07/05/17	—
Bank of America	HKD	2,610	USD	335	09/20/17	—
Bank of America	JPY	7,457	USD	67	07/03/17	—
Bank of America	JPY	7,763	USD	69	07/05/17	—
Bank of America	JPY	24,323	USD	217	07/05/17	1
Bank of America	JPY	34,713	USD	310	07/05/17	—
Bank of America	JPY	16,120	USD	144	09/20/17	1
Brown Brothers Harriman	USD	106	AUD	140	09/20/17	2
Brown Brothers Harriman	USD	247	EUR	220	09/20/17	5
Brown Brothers Harriman	USD	164	HKD	1,280	09/20/17	—

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	143	JPY	15,870	09/20/17	(2)
Brown Brothers Harriman	CAD	180	USD	137	09/20/17	(2)
Citigroup	USD	136	CAD	180	09/20/17	3
Citigroup	HKD	1,676	USD	215	07/05/17	—
Citigroup	SGD	88	USD	64	07/03/17	—
Royal Bank of Canada	USD	372	AUD	488	09/20/17	3
Royal Bank of Canada	USD	166	CAD	219	09/20/17	3
Royal Bank of Canada	USD	808	EUR	713	09/20/17	10
Royal Bank of Canada	USD	461	HKD	3,585	09/20/17	(1)
Royal Bank of Canada	USD	648	JPY	70,556	09/20/17	(19)
Royal Bank of Canada	USD	140	SGD	192	09/20/17	—
Royal Bank of Canada	AUD	140	USD	107	09/20/17	—
Royal Bank of Canada	JPY	16,080	USD	143	09/20/17	—
State Street	USD	372	AUD	488	09/20/17	3
State Street	USD	166	CAD	219	09/20/17	3
State Street	USD	809	EUR	713	09/20/17	9
State Street	USD	31	GBP	24	07/03/17	—
State Street	USD	51	HKD	397	07/03/17	—
State Street	USD	461	HKD	3,585	09/20/17	(1)
State Street	USD	135	JPY	15,129	07/03/17	—
State Street	USD	140	JPY	15,712	07/03/17	—
State Street	USD	650	JPY	70,556	09/20/17	(20)
State Street	USD	140	SGD	192	09/20/17	(1)
State Street	EUR	17	USD	19	07/03/17	—
State Street	JPY	7,259	USD	64	07/03/17	—
State Street	JPY	7,773	USD	69	07/03/17	—
State Street	JPY	17,342	USD	155	07/03/17	—
State Street	JPY	17,368	USD	155	07/03/17	—
State Street	JPY	31,202	USD	278	07/03/17	1
State Street	SGD	2	USD	1	07/03/17	—
UBS	USD	372	AUD	488	09/20/17	3
UBS	USD	166	CAD	219	09/20/17	3
UBS	USD	808	EUR	713	09/20/17	10
UBS	USD	461	HKD	3,585	09/20/17	(1)
UBS	USD	649	JPY	70,556	09/20/17	(20)
UBS	USD	140	SGD	192	09/20/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(3)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$43,099	$14	$—	$43,113	5.1
Austria	—	6,514	—	—	6,514	0.8
Belgium	—	1,155	—	—	1,155	0.1
Brazil	1,205	—	—	—	1,205	0.1
Canada	15,864	—	—	—	15,864	1.9

See accompanying notes which are an integral part of the financial statements.

106 Global Real Estate Securities Fund

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Schedule of Investments, continued — June 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
China	—	375	—	—	375	— *
Finland	—	675	—	—	675	0.1
France	3,766	25,281	—	—	29,047	3.4
Germany	—	27,536	—	—	27,536	3.3
Hong Kong	—	68,862	—	—	68,862	8.2
Ireland	—	3,485	—	—	3,485	0.4
Italy	—	52	—	—	52	— *
Japan	—	86,776	—	—	86,776	10.3
Netherlands	2,848	1,941	—	—	4,789	0.6
Norway	—	3,039	—	—	3,039	0.4
Singapore	—	12,423	—	—	12,423	1.5
Spain	—	10,083	—	—	10,083	1.2
Sweden	—	9,734	—	—	9,734	1.1
Switzerland	—	3,911	—	—	3,911	0.5
United Kingdom	670	46,727	—	—	47,397	5.6
United States	445,195	—	—	—	445,195	52.9
Short-Term Investments	—	—	—	15,516	15,516	1.9
Other Securities	—	—	—	4,051	4,051	0.5
Total Investments	469,548	351,668	14	19,567	840,797	99.9
Other Assets and Liabilities, Net						0.1
						100.0

Other Financial Instruments
Assets
Futures Contracts	88	—	—	—	88	— *
Foreign Currency Exchange Contracts	4	61	—	—	65	— *
A
Liabilities
Futures Contracts	(130)	—	—	—	(130)	(—)*
Foreign Currency Exchange Contracts	(2)	(66)	—	—	(68)	(—)*
Total Other Financial Instruments*	$(40)	$(5)	$—	$—	$(45)

See accompanying notes which are an integral part of the financial statements.

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Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	245,385
Healthcare	48,655
Industrial	56,149
Lodging/Resorts	32,356
Office	127,004
Residential	135,447
Retail	146,875
Self Storage	29,359
Short-Term Investments	15,516
Other Securities	4,051
Total Investments	840,797

See accompanying notes which are an integral part of the financial statements.

108 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Fair Value of Derivative Instruments — June 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$65
Variation margin on futures contracts*	88	—
Total	$88	$65

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$68
Variation margin on futures contracts*	130	—
Total	$130	$68
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,522	$—
Foreign currency-related transactions**	—	211
Total	$1,522	$211

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(474)	$—
Foreign currency-related transactions***	—	317
Total	$(474)	$317

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 109

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$3,895	$ — $	3,895
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	65	—	65
Futures Contracts	Variation margin on futures contracts	10	—	10
Total Financial and Derivative Assets		3,970	—	3,970
Financial and Derivative Assets not subject to a netting agreement		(10)	—	(10)
Total Financial and Derivative Assets subject to a netting agreement		$3,960	$ — $	3,960

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$11	$1	$—	$10
Brown Brothers Harriman	6	4	—	2
Citigroup	852	—	850	2
Fidelity	230	—	230	—
Goldman Sachs	397	—	397	—
Morgan Stanley	2,419	—	2,419	—
Royal Bank of Canada	16	16	—	—
State Street	14	14	—	—
UBS	15	15	—	—
Total	$3,960	$50	$3,896	$14

See accompanying notes which are an integral part of the financial statements.

110 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$78	$ — $	78
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	68	—	68
Total Financial and Derivative Liabilities		146	—	146
Financial and Derivative Liabilities not subject to a netting agreement		(78)	—	(78)
Total Financial and Derivative Liabilities subject to a netting agreement		$68	$ — $	68

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$1	$1	$—	$—
Brown Brothers Harriman	4	4	—	—
Royal Bank of Canada	20	16	—	4
State Street	23	14	—	9
UBS	20	15	—	5
Total	$68	$50	$—	$18

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 111

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$746,877
Investments, at fair value(*)(>)	840,797
Cash (restricted)(a)	1,270
Foreign currency holdings(^)	1,167
Unrealized appreciation on foreign currency exchange contracts	65
Receivables:
Dividends and interest	2,859
Dividends from affiliated funds	15
Investments sold	3,459
Fund shares sold	16
Foreign capital gains taxes recoverable	114
Variation margin on futures contracts	10
Prepaid expenses	8
Total assets	849,780

Liabilities
Payables:
Investments purchased	2,593
Fund shares redeemed	36
Accrued fees to affiliates	604
Other accrued expenses	423
Variation margin on futures contracts	78
Unrealized depreciation on foreign currency exchange contracts	68
Payable upon return of securities loaned	4,051
Total liabilities	7,853

Net Assets	$841,927

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(7,221)
Accumulated net realized gain (loss)	(10,895)
Unrealized appreciation (depreciation) on:
Investments	93,920
Futures contracts	(42)
Foreign currency-related transactions	8
Shares of beneficial interest	573
Additional paid-in capital	765,584
Net Assets	$841,927

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$14.70
Net assets	$841,927,009
Shares outstanding ($. 01 par value)	57,273,542
Amounts in thousands
(^) Foreign currency holdings - cost	$1,159
(*) Securities on loan included in investments	$3,895
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$19,567

(a) Cash Collateral for Futures	$1,270
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

112 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Operations — For the Period Ended June 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$13,265
Dividends from affiliated funds	105
Securities lending income (net)	42
Securities lending income from affiliated funds (net)	21
Less foreign taxes withheld	(660)
Total investment income	12,773

Expenses
Advisory fees	3,276
Administrative fees	205
Custodian fees	249
Transfer agent fees	18
Professional fees	45
Trustees’ fees	14
Printing fees	55
Miscellaneous	16
Total expenses	3,878
Net investment income (loss)	8,895

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,243
Futures contracts	1,522
Foreign currency-related transactions	302
Net realized gain (loss)	7,067
Net change in unrealized appreciation (depreciation) on:
Investments	28,024
Futures contracts	(474)
Foreign currency-related transactions	390
Net change in unrealized appreciation (depreciation)	27,940
Net realized and unrealized gain (loss)	35,007
Net Increase (Decrease) in Net Assets from Operations	$43,902

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 113

Russell Investment Funds
Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,895	$16,312
Net realized gain (loss)	7,067	28,621
Net change in unrealized appreciation (depreciation)	27,940	(20,700)
Net increase (decrease) in net assets from operations	43,902	24,233

Distributions
From net investment income	(3,903)	(29,925)
From net realized gain	—	(24,898)
From net return of capital	—	(6,508)
Net decrease in net assets from distributions	(3,903)	(61,331)

Share Transactions*
Net increase (decrease) in net assets from share transactions	1,110	59,825
Total Net Increase (Decrease) in Net Assets	41,109	22,727

Net Assets
Beginning of period	800,818	778,091
End of period	$841,927	$800,818
Undistributed (overdistributed) net investment income included in net assets	$(7,221)	$(12,213)

* Share transaction amounts (in thousands) for the periods ended June 30, 2017 and December 31, 2016 were as follows:
	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,160	$16,595	2,178	$31,955
Proceeds from reinvestment of distributions	274	3,903	4,337	61,331
Payments for shares redeemed	(1,344)	(19,388)	(2,221)	(33,461)
Total increase (decrease)	90	$1,110	4,294	$59,825

See accompanying notes which are an integral part of the financial statements.

114 Global Real Estate Securities Fund

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Russell Investment Funds
Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
June 30, 2017(1)	14.00	. 16	. 61	. 77	(. 07)	—	—
December 31, 2016	14.71	. 31	. 13	. 44	(. 57)	(. 46)	(. 12)
December 31, 2015	15.63	. 29	(. 25)	. 04	(. 25)	(. 71)	—
December 31, 2014	14.68	. 28	1.89	2.17	(. 52)	(. 70)	—
December 31, 2013	15.37	. 31	. 24	. 55	(. 63)	(. 61)	—
December 31, 2012	12.65	. 30	3.15	3.45	(. 73)	—	—

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 116

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(. 07)	14.70	5.50	841,927	. 95	. 95	2.17	40
(1.15)	14.00	3.02	800,818	. 94	. 94	2.06	91
(. 96)	14.71	. 25	778,091	. 93	. 93	1.86	64
(1.22)	15.63	14.75	777,376	. 95	. 95	1.76	64
(1.24)	14.68	3.70	658,413	. 93	. 93	1.97	72
(. 73)	15.37	27.56	608,360	. 95	. 95	2.08	59

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 117

Russell Investment Funds
Global Real Estate Securities Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2017 were as follows:
Advisory fees	$558,931
Administration fees	34,933
Transfer agent fees	3,074
Trustee fees	6,568
$603,506

affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$931	$57,186	$54,066	$—		$—	$4,051	$21	$—
U. S. Cash Management Fund	26,925	93,522	104,928	(1)		(2)	15,516	105	—
	$27,856	$150,708	$158,994	$(1	) $	(2)	$19,567	$126	$—

Federal Income Taxes (Unaudited)

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$773,500,456
Unrealized Appreciation	$79,170,000
Unrealized Depreciation	(11,873,347)
Net Unrealized Appreciation (Depreciation)	$67,296,653

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2017, there were no adjustments to the Statement of Assets and Liabilities.

As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $3,010,817 and a late year ordinary loss of $1,203,619 incurred from November 1, 2016 to December 31, 2016, and treat it as arising in the fiscal year 2017 .

See accompanying notes which are an integral part of the financial statements.

118 Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — June 30, 2017 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(ß) Illiquid security.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Notes to Schedules of Investments 119

Russell Investment Funds

Notes to Schedules of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

120 Notes to Schedules of Investments

Russell Investment Funds

Notes to Financial Highlights — June 30, 2017 (Unaudited)

(1) For the period ended June 30, 2017 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(c) Less than $.01 per share.
(d) Periods less than one year are not annualized.
(e) Periods less than one year are annualized.
(f) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Notes to Financial Highlights 121

Russell Investment Funds

Notes to Financial Statements — June 30, 2017 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). These financial statements report on five of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended
(“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust
Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.
Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’
financial statements and related disclosures.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised

122 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which

Notes to Financial Statements 123

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets and Global Real Estate Securities Funds had
no transfers between Levels 1, 2, and 3 for the period ended June 30, 2017.

The Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved pricing had been determined using unobservable inputs that became observable. The amount transferred was $576,395.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

124 Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At June 30, 2017, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2014 through December 31, 2016, no

Notes to Financial Statements 125

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Quarterly	April, July, October and mid-December	U. S. Strategic Equity, U. S. Small Cap Equity, Strategic Bond and
Global Real Estate Securities Funds
Annually	Mid-December	International Developed Markets Fund

The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC ("RIM"), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

126 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Capital Gains Taxes
The International Developed Markets, Strategic Bond and Global Real Estate Securities Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2017.
The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the
Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain
(loss) on investments in the Statements of Operations for the following Funds:

	Deferred Capital
	Gains Tax	Capital Gains
	Liability	Taxes

International Developed Markets Fund	$279	$4,235
Strategic Bond Fund	6,278	—

Derivatives
Certain Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objectives.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2017, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Notes to Financial Statements 127

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Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended June 30, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2016	April 30, 2016
International Developed Markets Fund	$146,023,685	$99,879,057
Strategic Bond Fund	218,330,428	228,481,749
Global Real Estate Securities Fund	25,030,348	13,056,783
	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2016	April 30, 2016
International Developed Markets Fund	$146,186,436	$99,852,328
Strategic Bond Fund	219,014,319	228,718,855
Global Real Estate Securities Fund	25,197,157	13,032,856

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

128 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended June 30, 2017, the following Funds entered into options contracts primarily for the strategies listed below:

Funds	Strategies
Strategic Bond Fund	Return enhancement and hedging

The Strategic Bond Fund’s options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the outstanding notional at quarter end of options contracts measured by notional in
USD.

	Notional of Options Contracts Outstanding
Funds	March 31, 2017	June 30, 2017
Strategic Bond Fund	$74,724,000	$69,632,938

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended June 30, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the outstanding notional at quarter end of futures contracts measured by notional in USD.

	Notional of Futures Contracts Outstanding
Funds	March 31, 2017	June 30, 2017
U. S. Strategic Equity Fund	$16,640,480	$3,268,215
U. S. Small Cap Equity Fund	6,991,220	2,545,740
International Developed Markets Fund	86,596,653	80,680,411
Strategic Bond Fund	386,456,924	623,467,704
Global Real Estate Securities Fund	17,933,563	18,574,517

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each

Notes to Financial Statements 129

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-
defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-

130 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended June 30, 2017, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Strategic Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by notional amounts outstanding at each quarter end.

Notes to Financial Statements 131

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

	Credit Default Swap Notional Amounts
		Outstanding
Quarter Ended	March 31, 2017	June 30, 2017
Strategic Bond Fund	$1,955,100		$5,800,000

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended June 30, 2017, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Strategic Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts
		Outstanding
Quarter Ended	March 31, 2017	April 30, 2017
Strategic Bond Fund	$28,863,710	$26,896,444

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended June 30, 2017, the Strategic Bond Fund entered into total return swaps primarily for the strategy of exposing cash to markets.

The Strategic Bond Fund’s total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by base notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts
		Outstanding
Quarter Ended	March 31, 2017	June 30, 2017
Strategic Bond Fund	$48,659,119		$—

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended June 30, 2017, none of the Funds entered into currency swaps.

132 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of June 30, 2017, the Strategic Bond Fund had $59,520 in unfunded loan commitments.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with

Notes to Financial Statements 133

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

134 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Notes to Financial Statements 135

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of June 30, 2017, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is

136 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended June 30, 2017, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
U. S. Strategic Equity Fund	$174,125,145	$164,360,025
U. S. Small Cap Equity Fund	149,209,538	136,869,929
International Developed Markets Fund	253,470,312	262,142,637
Strategic Bond Fund	183,133,408	144,031,504
Global Real Estate Securities Fund	342,782,971	321,536,467

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Strategic Bond Fund	$360,759,741	$356,981,659

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The cash collateral cannot be resold, repledged or rehypothecated. As of June 30, 2017, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least

Notes to Financial Statements 137

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of June 30, 2017, the Funds had invested
$115,273,136 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $21,872,062 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.

The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.

	Annual Rate
Funds	Adviser (%)	Administrator (%)
U. S. Strategic Equity Fund	0.73	Up to 0.05
U. S. Small Cap Equity Fund	0.90	Up to 0.05
International Developed Markets Fund	0.90	Up to 0.05
Strategic Bond Fund	0.55	Up to 0.05
Global Real Estate Securities Fund	0.80	Up to 0.05

The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2017:
	Advisory	Administrative
U. S. Strategic Equity Fund	$1,692,972	$115,957
U. S. Small Cap Equity Fund	1,047,144	58,175
International Developed Markets Fund	1,672,051	92,891
Strategic Bond Fund	2,335,556	212,323
Global Real Estate Securities Fund	3,276,094	204,756

RIM has agreed to certain waivers of its advisory fees as follows:

For the Strategic Bond Fund, RIM contractually agreed, until April 30, 2017, to waive 0.02% of its 0.55% advisory fee. The total amount of the waiver for the period ended June 30, 2017 was $55,837. There were no reimbursements during the period.

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2017 were as follows:

138 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Amount
U. S. Strategic Equity Fund	$10,204
U. S. Small Cap Equity Fund	5,119
International Developed Markets Fund	8,174
Strategic Bond Fund	18,685
Global Real Estate Securities Fund	18,019

Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Affiliated Brokerage Commissions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, including assets RIM may manage to effect a Fund’s investment strategies and/or to modify a Fund's overall portfolio characteristics and for each Fund’s cash reserves, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.

During the period ended June 30, 2017, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a -7 of the Investment Company Act.

Board of Trustees
The Russell Investments Fund Complex consists of Russell Investment Company ("RIC"), which has 42 funds and RIF, which has
9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended June 30, 2017, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$820,250.
5. Federal Income Taxes
At June 30, 2017, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Notes to Financial Statements 139

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

				No Expiration
Funds	12/31/2017	10/31/2018	10/31/2019	Short Term	Long-Term		Totals
U. S. Small Cap Equity
Fund	$—	$—	$—	$1,971,209		$—	$1,971,209

International	29,831,559	—	—	—		—	29,831,559
Developed Markets
Fund

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
6. Record Ownership
At June 30, 2017, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%
U. S. Strategic Equity Fund	2	78.6
U. S. Small Cap Equity Fund	3	78.1
International Developed Markets Fund	2	74.2
Strategic Bond Fund	1	70.6
Global Real Estate Securities Fund	2	92.3

7. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Act. The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures except the following:

On July 3, 2017, the Board declared dividends payable from net investment income. Dividends were paid on July 6, 2017, to shareholder of record effective with the opening of business on July 5, 2017.

140 Notes to Financial Statements

Russell Investment Funds

Affiliated Brokerage Transactions — June 30, 2017 (Unaudited)

As stated in the Note 4 in the Notes to Financial Statements contained in this semi-annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money manager, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers including assets RIM may manage to effect a Fund’s investment strategies and/or to modify a Fund’s overall portfolio characteristics and for each Fund’s cash reserves, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Funds’ non-discretionary managers or (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Amounts retained by RIIS for the period ended June 30, 2017 were as follows:

Affiliated Broker	Fund Name	Amount
RIM
	U. S. Strategic Equity Fund	$1,842
	U. S. Small Cap Equity Fund	22,571
	International Developed Markets Fund	98,134
	Strategic Bond Fund	—
	Global Real Estate Securities Fund	15,522

Affiliated Brokerage Transactions 141

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

The Board received a proposal from RIM at a meeting held on February 28, 2017 to effect Money Manager changes for the International
Developed Markets Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s
underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money
Manager or its strategy. The Trustees’ approval also reflected their findings at prior meetings, including their December 2015 meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and then current
Money Managers for the Funds, as well as information received throughout the course of the year, regarding the reasonableness of the aggregate investment advisory fees paid by the Funds, and the fact that the aggregate investment advisory fees paid by the Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Manager’s investment advisory fees are paid by RIM.

142 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Shareholder Requests for Additional Information — June 30, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the Public Reference Room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

Shareholder Requests for Additional Information 143

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — June 30, 2017
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 42 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an
“audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr.
Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	51	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Director, RIM.
		until successor	• From 2015-2016, Head of
		is chosen and	Intermediary Distribution and
		qualified by	President of Pioneer Funds
		Trustees	Distributor
• From 2008-2015 Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	51	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

144 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2017 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the Audit	51	• Director,
Born January 22, 1954	Chairman since 2005	successor is	Committee, Avista Corp (electric		Avista Corp
1301 Second Avenue,		duly elected and	utilities)		(electric
18th Floor, Seattle, WA		qualified	• Regent, University of Washington		utilities)
98101		Approved	• President, Kristianne Gates Blake,		• Until June
		annually	P. S. (accounting services)		30, 2014,
			• Until June 30, 2014, Director, Ecova		Director,
			(total energy and sustainability		Ecova (total
			management)		energy and
			• Until December 31, 2013, Trustee		sustainability
			and Chairman of the Operations		management)
			Committee, Principal Investors Funds		• Until
			and Principal Variable Contracts		December 31,
			Funds (investment company)		2013, Trustee,
			• From April 2004 through December		Principal
			2012, Director, Laird Norton Wealth		Investors
			Management and Laird Norton Tyee		Funds
			Trust (investment company)		(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• From April
2004 through
December
2012,
Director, Laird
Norton Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers 145

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2017 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	51	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	company)		SPDR Funds
98101		Appointed until	• Until December 31, 2014,		(investment
		successor is	Chairperson of Audit Committee,		company)
		duly elected and	Select Sector SPDR Funds		• From August
		qualified	(investment company)		2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until
December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	51	Until October
Born June 6, 1946		successor is	• June 2004 to June 2014, Senior Vice		2015, Trustee,
1301 Second Avenue,		duly elected and	President and Chief Financial Officer,		Russell
18th Floor, Seattle, WA		qualified	Waddell & Reed Financial, Inc.		Exchange
98101			(investment company)		Traded Funds
Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	51	Until October
Born December 3, 1951		successor is	• January 2011 through March 2013,		2015, Trustee,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton		Russell
18th Floor, Seattle, WA		qualified	Wealth Management (investment		Exchange
98101			company)		Traded Funds
Trust

146 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2017 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	51	Until October
Born December 21, 1955	Chairman of	successor is	• From January 2008 to December		2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the Board,		Russell
18th Floor, Seattle, WA	and Governance	qualified	Simpson Investment Company (paper		Exchange
98101	Committee since	Appointed until	and forest products)		Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	51	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

* Each Trustee is subject to mandatory retirement at age 75.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS

George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	51	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Disclosure of Information about Fund Trustees and Officers 147

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2017 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS.
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
• October 2011 to December 2013, Head of North America Operations
Russell Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board and President, RIM
18th Floor, Seattle WA			• Director, RITC, Russell Investments Implementation Services, LLC
98101			and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, Russell Investments Insurance Agency, LLC
98101			(“RIIA”)(insurance agency) and U. S. One Inc.

148 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Adviser, Money Managers and Service Providers — June 30, 2017 (Unaudited)

Interested Trustee	Distributor
Mark Spina	Russell Investments Financial Services, LLC
Independent Trustees	1301 Second Avenue
Thaddas L. Alston	Seattle, WA 98101
Kristianne Blake	Money Managers
Cheryl Burgermeister	U. S. Strategic Equity Fund
Daniel P. Connealy	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Katherine W. Krysty	Jacobs Levy Equity Management, Inc. , Florham Park, NJ
Raymond P. Tennison, Jr.	Mar Vista Investment Partners, LLC, Los Angeles, CA
Jack R. Thompson	Suffolk Capital Management, LLC, New York, NY
Trustee Emeritus	William Blair Investment Management, LLC, Chicago, IL
George F. Russell, Jr.	U. S. Small Cap Equity Fund
Officers	DePrince, Race & Zollo, Inc. , Winter Park, FL
Mark Spina, President and Chief Executive Officer	Monarch Partners Asset Management, LLC, Boston, MA
Mark E. Swanson, Treasurer, Chief Accounting Officer and	RBC Global Asset Management (U. S. ) Inc. , Minneapolis, MN
Chief Financial Officer	Snow Capital Management, LLC, Sewickley, PA
Cheryl Wichers, Chief Compliance Officer	Timpani Capital Management, LLC, Milwaukee, WI
Jeffrey T. Hussey, Chief Investment Officer	International Developed Markets Fund
Mary Beth R. Albaneze, Secretary	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Adviser	GQG Partners, LLC, Fort Lauderdale, FL
Russell Investment Management, LLC	Numeric Investors LLC, Boston, MA
1301 Second Avenue	Pzena Investment Management LLC, New York, NY
Seattle, WA 98101	Wellington Management Company, LLP, Boston, MA
Administrator and Transfer and Dividend Disbursing	Strategic Bond Fund
Agent	Colchester Global Investors Ltd, London, England
Russell Investments Fund Services, LLC	Logan Circle Partners, L. P. , Philadelphia, PA
1301 Second Avenue	Pareto Investment Management Limited, London, UK
Seattle, WA 98101	Schroder Investment Management North America Inc. , New
York, NY
Custodian	Scout Investments, Inc. , Kansas City, MO
State Street Bank and Trust Company	Western Asset Management Company, Pasadena, CA and
1 Heritage Drive	Western Asset Management Company Limited, London, UK
North Quincy, MA 02171

Office of Shareholder Inquiries	Global Cohen Real & Steers Estate Capital Securities Management, Fund Inc. , Cohen & Steers
1301 Second Avenue	UK Limited and Cohen & Steers Asia Limited, New York,
Seattle, WA 98101	NY
(800) 787-7354	Morgan Stanley Investment Management Inc. , Morgan Stanley
Legal Counsel	Investment Management Limited and Morgan Investment
Dechert LLP	Management Company, New York, NY
One International Place, 40th Floor	RREEF America LLC, Deutsche Investments Australia L
100 Oliver Street	Limited and Deutsche Alternatives Asset Management
Boston, MA 02110	(Global) Limited operating under the brand name Deutsche
Asset Management, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers 149

Russell Investment Funds

1301 Second Avenue
Seattle, Washington 98101

800-787-7354
Fax: 206-505-3495

Russell Investments

2017 SEMI-ANNUAL REPORT

# Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

JUNE 30, 2017

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semi-annual Report

June 30, 2017 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2017. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund

Shareholder Expense Example — June 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2017 to June 30, 2017.	January 1, 2017	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2017	$1,057.30	$1,024.20
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.61	$0.60
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.12%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Moderate Strategy Fund 3

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)

				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.6%
Alternative - 6.0%
RIC Commodity Strategies Fund Class Y		623,982		3,332
RIC Global Infrastructure Fund Class Y		256,904		3,152
RIF Global Real Estate Securities Fund		10,125		149
				6,633

Domestic Equities - 9.5%
RIC U. S. Defensive Equity Fund Class Y		1,241		64
RIC U. S. Dynamic Equity Fund Class Y		22,121		246
RIF U. S. Small Cap Equity Fund		522,476		8,319
RIF U. S. Strategic Equity Fund		96,912		1,743
				10,372

Fixed Income - 51.3%
RIC Global Opportunistic Credit Fund Class Y		1,364,542		13,523
RIC Investment Grade Bond Fund Class Y		622,303		13,286
RIC Unconstrained Total Return Fund Class Y		546,633		5,466
RIF Strategic Bond Fund		2,314,297		23,976
				56,251

International Equities – 18.9%
RIC Emerging Markets Fund Class Y		368,594		6,963
RIC Global Equity Fund Class Y		667,095		7,398
RIF International Developed Markets Fund		511,147		6,425
				20,786

Multi-Asset - 11.9%
RIC Multi-Strategy Income Fund Class Y		1,289,980		13,106

Total Investments in Affiliated Funds
(cost $99,643)				107,148

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Aug 2017 2,419.89 Call (2,421)	USD	5,859	(ÿ)	83
Aug 2017 2,427.51 Call (1,456)	USD	3,534	(ÿ)	43
Total Options Purchased
(cost $136)				126

Short-Term Investments - 0.7%
U. S. Cash Management Fund		768,825	(8)	769
Total Short-Term Investments
(cost $769)				769

Total Investments 98.4%
(identified cost $100,518)				108,043

Other Assets and Liabilities, Net - 1.6%				1,725
Net Assets - 100.0%				109,768

See accompanying notes which are an integral part of the financial statements.

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)

					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	4	EUR	405	07/17	(15)
CAC40 Euro Index Futures	25	EUR	1,279	07/17	(41)
DAX Index Futures	4	EUR	1,232	09/17	(50)
EURO STOXX 50 Index Futures	23	EUR	789	09/17	(33)
FTSE/MIB Index Futures	2	EUR	205	09/17	(6)
IBEX 35 Index Futures	4	EUR	416	07/17	(18)
MSCI Emerging Markets Mini Index Futures	13	USD	1,228	09/17	(9)
OMXS30 Index Futures	18	SEK	2,885	07/17	(10)
Russell 1000 Mini Index Futures	5	USD	336	09/17	(1)
S&P 500 E-Mini Index Futures	25	USD	3,026	09/17	(7)
S&P Mid 400 E-Mini Index Futures	2	USD	349	09/17	(3)
Short Positions
Dow Jones U. S. Real Estate Index Futures	43	USD	1,357	09/17	(13)
FTSE 100 Index Futures	6	GBP	435	09/17	15
MSCI Emerging Markets Mini Index Futures	11	USD	555	09/17	5
Russell 2000 Mini Index Futures	54	USD	3,818	09/17	37
S&P/TSX 60 Index Futures	8	CAD	1,423	09/17	21
SPI 200 Index Futures	9	AUD	1,271	09/17	13
TOPIX Index Futures	6	JPY	96,689	09/17	(5)
United States 2 Year Treasury Note Futures	7	USD	1,513	09/17	2
United States 5 Year Treasury Note Futures	21	USD	2,474	09/17	6
United States 10 Year Treasury Note Futures	13	USD	1,632	09/17	5
United States Long Bond Futures	1	USD	154	09/17	(1)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(108)

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended June 30, 2017 were as follows:
Number of		Premiums
	Contracts	Received
Outstanding December 31, 2016	45,083	$72
Opened	1,932	37
Closed	(47,015)	(109)
Expired	—	—
Outstanding June 30, 2017	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	23	RUB	1,340	09/20/17	(2)
Bank of America	CNY	2,030	USD	297	09/20/17	(2)
Bank of America	TWD	9,520	USD	316	09/20/17	4
Royal Bank of Canada	USD	11	AUD	15	07/07/17	—
Royal Bank of Canada	USD	6	CAD	8	07/07/17	—
Royal Bank of Canada	USD	339	CAD	447	09/20/17	7
Royal Bank of Canada	USD	8	CHF	8	07/07/17	—
Royal Bank of Canada	USD	13	EUR	12	07/07/17	—
Royal Bank of Canada	USD	1	JPY	152	07/07/17	—

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	194	JPY	21,113	09/20/17	(5)
Royal Bank of Canada	USD	104	MXN	1,900	09/20/17	(1)
Royal Bank of Canada	USD	1	SEK	8	07/07/17	—
Royal Bank of Canada	AUD	107	USD	81	09/20/17	(1)
Royal Bank of Canada	EUR	157	USD	177	09/20/17	(1)
Royal Bank of Canada	GBP	6	USD	8	07/07/17	—
Royal Bank of Canada	GBP	30	USD	39	09/20/17	(1)
Royal Bank of Canada	ZAR	167	USD	13	09/20/17	—
State Street	USD	207	AUD	270	07/07/17	—
State Street	USD	281	CAD	365	07/07/17	—
State Street	USD	339	CAD	447	09/20/17	5
State Street	USD	263	CHF	252	07/07/17	—
State Street	USD	1,051	EUR	921	07/07/17	1
State Street	USD	526	GBP	405	07/07/17	2
State Street	USD	104	HKD	814	07/07/17	—
State Street	USD	309	INR	20,020	09/20/17	(1)
State Street	USD	624	JPY	69,843	07/07/17	(3)
State Street	USD	194	JPY	21,113	09/20/17	(6)
State Street	USD	104	MXN	1,900	09/20/17	(1)
State Street	USD	111	SEK	940	07/07/17	—
State Street	USD	37	SGD	51	07/07/17	—
State Street	AUD	285	USD	212	07/07/17	(7)
State Street	AUD	270	USD	207	08/08/17	—
State Street	AUD	107	USD	81	09/20/17	(1)
State Street	CAD	373	USD	277	07/07/17	(10)
State Street	CAD	365	USD	282	08/08/17	—
State Street	CHF	260	USD	268	07/07/17	(3)
State Street	CHF	252	USD	264	08/08/17	—
State Street	EUR	933	USD	1,049	07/07/17	(16)
State Street	EUR	921	USD	1,053	08/08/17	(1)
State Street	EUR	157	USD	178	09/20/17	(2)
State Street	GBP	399	USD	513	07/07/17	(7)
State Street	GBP	405	USD	526	08/08/17	(2)
State Street	GBP	30	USD	38	09/20/17	(1)
State Street	HKD	814	USD	105	07/07/17	—
State Street	HKD	814	USD	104	08/08/17	—
State Street	JPY	69,995	USD	632	07/07/17	10
State Street	JPY	69,843	USD	625	08/08/17	3
State Street	KRW	349,910	USD	313	09/20/17	7
State Street	SEK	948	USD	109	07/07/17	(3)
State Street	SEK	940	USD	111	08/08/17	—
State Street	SGD	51	USD	37	07/07/17	—
State Street	SGD	51	USD	37	08/08/17	—
State Street	ZAR	167	USD	13	09/20/17	—
UBS	USD	339	CAD	447	09/20/17	6
UBS	USD	194	JPY	21,113	09/20/17	(5)
UBS	USD	104	MXN	1,900	09/20/17	(1)
UBS	AUD	107	USD	81	09/20/17	(1)
UBS	EUR	157	USD	178	09/20/17	(2)
UBS	GBP	30	USD	38	09/20/17	(1)
UBS	ZAR	167	USD	13	09/20/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(42)

See accompanying notes which are an integral part of the financial statements.

6 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
S&P 500 Total Return Index	Bank of America	USD	9,295	09/15/17	50
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					50

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.325%.

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America	USD	3,700	(1.000%)	06/20/22	169
CDX NA High Yield Index	Bank of America	USD	2,800	5.000%	06/20/22	190
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $377						359

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$107,148	$—	$—	$—	$107,148	97.6
Options Purchased	—	126	—	—	126	0.1
Short-Term Investments	—	—	—	769	769	0.7
Total Investments	107,148	126	—	769	108,043	98.4
Other Assets and Liabilities, Net						1.6
						100.0
Other Financial Instruments
Assets
Futures Contracts	104	—	—	—	104	0.1
Foreign Currency Exchange Contracts	—	45	—	—	45	—*
Total Return Swap Contracts	—	50	—	—	50	—*
Credit Default Swap Contracts	—	359	—	—	359	0.3
'
Liabilities
Futures Contracts	(212)	—	—	—	(212)	(0.2)
Foreign Currency Exchange Contracts	—	(87)	—	—	(87)	(0.1)
Total Other Financial Instruments**	$(108)	$367	$—	$—	$259

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 7

Russell Investment Funds
Moderate Strategy Fund

Fair Value of Derivative Instruments — June 30, 2017 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$126	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	45	—
Variation margin on futures contracts**	91	—	—	13
Total return swap contracts, at fair value	50	—	—	—
Credit default swap contracts, at fair value	—	359	—	—
Total	$267	$359	$45	$13

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$211	$—	$—	$1
Unrealized depreciation on foreign currency exchange contracts	—	—	87	—
Total	$211	$—	$87	$1
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(292)	$—	$—	$(52)
Options written	239	—	—	—
Total return swap contracts	110	—	—	—
Credit default swap contracts	—	41	—	—
Foreign currency-related transactions***	—	—	8	—
Total	$57	$41	$8	$(52)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$86	$—	$—	$—
Futures contracts	(200)	—	—	(5)
Options written	(23)	—	—	—
Total return swap contracts	109	—	—	—
Credit default swap contracts	—	(77)	—	—
Foreign currency-related transactions*****	—	—	(123)	—
Total	$(28)	$(77)	$(123)	$(5)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
**** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
***** Only Includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$126	$—	$126
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	45	—	45
Futures Contracts	Variation margin on futures contracts	60	—	60
Total Return Swap Contracts	Total return swap contracts, at fair value	50	—	50
Credit Default Swap Contracts	Credit default swap contracts, at fair value	359	—	359
Total Financial and Derivative Assets		640	—	640
Financial and Derivative Assets not subject to a netting agreement		(425)	—	(425)
Total Financial and Derivative Assets subject to a netting agreement		$215	$—	$215

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$135	$2	$—	$133
JPMorgan Chase	43	—	—	43
Royal Bank of Canada	7	7	—	—
State Street	24	24	—	—
UBS	6	6	—	—
Total	$215	$39	$—	$176

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 9

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$39	$—	$39
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	87	—	87
Total Financial and Derivative Liabilities		126	—	126
Financial and Derivative Liabilities not subject to a netting agreement		(39)	—	(39)
Total Financial and Derivative Liabilities subject to a netting agreement		$87	$—	$87

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$2	$2	$—	$—
Royal Bank of Canada	8	7	—	1
State Street	67	24	—	43
UBS	10	6	—	4
Total	$87	$39	$—	$48

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$100,518
Investments, at fair value(>)	108,043
Cash (restricted)(a)(b)	1,750
Unrealized appreciation on foreign currency exchange contracts	45
Receivables:
Dividends from affiliated funds	1
Fund shares sold	76
Variation margin on futures contracts	60
Prepaid expenses	1
Total return swap contracts, at fair value(8)	50
Credit default swap contracts, at fair value(+)	359
Total assets	110,385

Liabilities
Payables:
Due to custodian	4
Due to broker(c)	361
Investments purchased	76
Accrued fees to affiliates	5
Other accrued expenses	45
Variation margin on futures contracts	39
Unrealized depreciation on foreign currency exchange contracts	87
Total liabilities	617

Net Assets	$109,768

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 11

Russell Investment Funds
Moderate Strategy Fund

Statement of Assets and Liabilities, continued — June 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Accumulated net realized gain (loss)	$(1,481)
Unrealized appreciation (depreciation) on:
Investments	7,525
Futures contracts	(108)
Total return swap contracts	50
Credit default swap contracts	(18)
Foreign currency-related transactions	(43)
Shares of beneficial interest	109
Additional paid-in capital	103,734
Net Assets	$109,768

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.09
Net assets	$109,767,878
Shares outstanding ($. 01 par value)	10,873,775
Amounts in thousands
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$377
(>) Investments in affiliated funds	$107,917

(a) Cash Collateral for Futures	$1,450
(b) Cash Collateral for Swaps	$300
(c) Due to Broker for Swaps	$361
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

12 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statement of Operations — For the Period Ended June 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$567

Expenses
Advisory fees	108
Administrative fees	23
Custodian fees	16
Transfer agent fees	2
Professional fees	18
Trustees’ fees	2
Printing fees	14
Miscellaneous	4
Expenses before reductions	187
Expense reductions	(122)
Net expenses	65
Net investment income (loss)	502

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	799
Futures contracts	(344)
Options written	239
Total return swap contracts	(110)
Credit default swap contracts	41
Foreign currency-related transactions	12
Capital gain distributions from affiliated funds	34
Net realized gain (loss)	671
Net change in unrealized appreciation (depreciation) on:
Investments	5,203
Futures contracts	(205)
Options written	(23)
Total return swap contracts	109
Credit default swap contracts	(77)
Foreign currency-related transactions	(123)
Net change in unrealized appreciation (depreciation)	4,884
Net realized and unrealized gain (loss)	5,555
Net Increase (Decrease) in Net Assets from Operations	$6,057

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 13

Russell Investment Funds
Moderate Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$502	$3,508
Net realized gain (loss)	671	5,630
Net change in unrealized appreciation (depreciation)	4,884	(779)
Net increase (decrease) in net assets from operations	6,057	8,359

Distributions
From net investment income	(495)	(4,052)
From net realized gain	(1,160)	(4,815)
Net decrease in net assets from distributions	(1,655)	(8,867)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(2,266)	95
Total Net Increase (Decrease) in Net Assets	2,136	(413)

Net Assets
Beginning of period	107,632	108,045
End of period	$109,768	$107,632
Undistributed (overdistributed) net investment income included in net assets	$—	$(7)

* Share transaction amounts (in thousands) for the periods ended June 30, 2017 and December 31, 2016 were as follows:
	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	313	$3,123	1,057	$10,402
Proceeds from reinvestment of distributions	168	1,655	917	8,867
Payments for shares redeemed	(710)	(7,044)	(1,921)	(19,174)
Total increase (decrease)	(229)	$(2,266)	53	$95

See accompanying notes which are an integral part of the financial statements.

14 Moderate Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2017(1)	9.69	. 05	. 50	. 55	(. 04)	(. 11)
December 31, 2016	9.78	. 31	. 43	. 74	(. 38)	(. 45)
December 31, 2015	10.45	. 26	(. 43)	(. 17)	(. 25)	(. 25)
December 31, 2014	10.41	. 31	. 19	. 50	(. 30)	(. 16)
December 31, 2013	10.10	. 18	. 50	. 68	(. 18)	(. 19)
December 31, 2012	9.41	. 30	. 73	1.03	(. 29)	(. 05)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 16

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(. 15)	10.09	5.73	109,768	. 35	. 12	. 49	10
(. 83)	9.69	7.75	107,632	. 33	. 11	3.17	38
(. 50)	9.78	(1.71)	108,045	. 32	. 11	2.57	29
(. 46)	10.45	4.85	114,918	. 35	. 10	2.89	18
(. 37)	10.41	6.79	103,093	. 35	. 10	1.69	18
(. 34)	10.10	11.07	94,221	. 36	. 10	3.01	20

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17

Russell Investment Funds
Moderate Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2017 were as follows:
Advisory fees	$-
Administration fees	3,841
Transfer agent fees	398
Trustee fees	964
$5,203

Transactions (amounts in thousands) during the period ended June 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized		Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)		of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$3,224	$457	$133	$(19	) $	(197	) $	3,332	$—	$—
RIC Global Infrastructure Fund	3,159	52	491	7		425		3,152	3	—
RIF Global Real Estate Securities
Fund	1,885	47	1,845	342		(280)		149	9	—
RIC U. S. Defensive Equity Fund	83	1	25	—		5		64	—	—
RIC U. S. Dynamic Equity Fund	1,864	6	1,698	186		(112)		246	—	—
RIF U. S. Small Cap Equity Fund	4,260	4,261	456	4		250		8,319	2	—
RIF U. S. Strategic Equity Fund	104	1,691	106	2		52		1,743	25	34
RIC Global Opportunistic Credit
Fund	17,678	299	5,399	55		890		13,523	144	—
RIC Investment Grade Bond Fund	13,244	418	643	(8)		275		13,286	71	—
RIC Unconstrained Total Return
Fund	5,377	171	137	—		55		5,466	36	—
RIF Strategic Bond Fund	23,846	744	1,180	3		563		23,976	107	—
RIC Emerging Markets Fund	6,904	73	1,268	37		1,217		6,963	—	—
RIC Global Equity Fund	6,918	197	524	51		756		7,398	—	—
RIF International Developed Markets
Fund	6,343	133	827	135		641		6,425	49	—
RIC Multi-Strategy Income Fund	10,712	2,386	573	4		577		13,106	119	—
U. S. Cash Management Fund	516	2,807	2,554	—		—		769	2	—
	$106,117	$13,743	$17,859	$799		$5,117		$107,917	$567	$34

Federal Income Taxes (Unaudited)

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$101,982,315
Unrealized Appreciation	$6,918,010
Unrealized Depreciation	(857,372)
Net Unrealized Appreciation (Depreciation)	$6,060,638

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2017, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

18 Moderate Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Shareholder Expense Example — June 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2017 to June 30, 2017.	January 1, 2017	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2017	$1,065.90	$1,024.20
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.61	$0.60
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.12%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Balanced Strategy Fund 19

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.4%
Alternative - 6.9%
RIC Commodity Strategies Fund Class Y		1,801,231		9,619
RIC Global Infrastructure Fund Class Y		685,276		8,408
RIF Global Real Estate Securities Fund		127,580		1,875
				19,902

Domestic Equities - 25.1%
RIC U. S. Defensive Equity Fund Class Y		106,810		5,507
RIC U. S. Dynamic Equity Fund Class Y		1,010,234		11,254
RIF U. S. Small Cap Equity Fund		1,706,318		27,165
RIF U. S. Strategic Equity Fund		1,595,591		28,705
				72,631

Fixed Income - 34.0%
RIC Global Opportunistic Credit Fund Class Y		2,315,988		22,951
RIC Unconstrained Total Return Fund Class Y		2,024,902		20,249
RIF Strategic Bond Fund		5,340,455		55,328
				98,528

International Equities - 27.4%
RIC Emerging Markets Fund Class Y		1,044,638		19,733
RIC Global Equity Fund Class Y		2,765,308		30,667
RIF International Developed Markets Fund		2,286,528		28,742
				79,142

Multi-Asset - 4.0%
RIC Multi-Strategy Income Fund Class Y		1,148,357		11,667

Total Investments in Affiliated Funds
(cost $243,225)				281,870

Options Purchased - 0.2%
(Number of Contracts)
S&P 500 Index
Aug 2017 2,419.89 Call (8,181)	USD	19,797	(ÿ)	282
Aug 2017 2,427.51 Call (7,489)	USD	18,180	(ÿ)	219
Total Options Purchased
(cost $538)				501

Short-Term Investments - 1.4%
U. S. Cash Management Fund		3,986,957	(8)	3,987
Total Short-Term Investments
(cost $3,988)				3,987

Total Investments 99.0%
(identified cost $247,751)				286,358

Other Assets and Liabilities, Net - 1.0%				2,929
Net Assets - 100.0%				289,287

See accompanying notes which are an integral part of the financial statements.

20 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	14	EUR	1,418	07/17	(53)
CAC40 Euro Index Futures	85	EUR	4,349	07/17	(134)
DAX Index Futures	13	EUR	4,004	09/17	(159)
EURO STOXX 50 Index Futures	79	EUR	2,710	09/17	(114)
FTSE/MIB Index Futures	9	EUR	922	09/17	(27)
IBEX 35 Index Futures	14	EUR	1,457	07/17	(64)
MSCI Emerging Markets Mini Index Futures	33	USD	3,118	09/17	(23)
OMXS30 Index Futures	59	SEK	9,456	07/17	(33)
Russell 1000 Mini Index Futures	3	USD	201	09/17	(1)
S&P Mid 400 E-Mini Index Futures	2	USD	349	09/17	(3)
Short Positions
Dow Jones U. S. Real Estate Index Futures	51	USD	1,610	09/17	(15)
FTSE 100 Index Futures	27	GBP	1,955	09/17	68
Hang Seng Index Futures	1	HKD	1,279	07/17	1
MSCI Singapore Index Futures	1	SGD	36	07/17	—
Russell 2000 Mini Index Futures	137	USD	9,687	09/17	28
S&P 500 E-Mini Index Futures	7	USD	847	09/17	3
S&P/TSX 60 Index Futures	27	CAD	4,802	09/17	72
SPI 200 Index Futures	12	AUD	1,695	09/17	17
TOPIX Index Futures	19	JPY	306,184	09/17	(17)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(454)

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended June 30, 2017 were as follows:

	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2016	229,657	$367
Opened	9,926	193
Closed	(239,583)	(560)
Expired	—	—
Outstanding June 30, 2017	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	32	RUB	1,880	09/20/17	(1)
Bank of America	CNY	9,470	USD	1,385	09/20/17	(5)
Bank of America	TWD	28,550	USD	946	09/20/17	7
Citigroup	AUD	661	USD	492	07/07/17	(16)
Citigroup	CAD	865	USD	643	07/07/17	(24)
Citigroup	CHF	602	USD	621	07/07/17	(6)
Citigroup	EUR	2,160	USD	2,428	07/07/17	(40)
Citigroup	GBP	923	USD	1,187	07/07/17	(15)
Citigroup	HKD	1,886	USD	242	07/07/17	1
Citigroup	JPY	162,085	USD	1,464	07/07/17	23
Citigroup	SEK	2,196	USD	253	07/07/17	(8)
Citigroup	SGD	119	USD	86	07/07/17	—

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 21

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands

						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	479	AUD	624	07/07/17	—
Commonwealth Bank of Australia	USD	651	CAD	845	07/07/17	—
Commonwealth Bank of Australia	USD	609	CHF	584	07/07/17	(1)
Commonwealth Bank of Australia	USD	2,433	EUR	2,133	07/07/17	3
Commonwealth Bank of Australia	USD	1,218	GBP	938	07/07/17	4
Commonwealth Bank of Australia	USD	241	HKD	1,884	07/07/17	—
Commonwealth Bank of Australia	USD	1,444	JPY	161,657	07/07/17	(6)
Commonwealth Bank of Australia	USD	257	SEK	2,176	07/07/17	1
Commonwealth Bank of Australia	USD	86	SGD	119	07/07/17	—
Commonwealth Bank of Australia	AUD	624	USD	479	08/08/17	—
Commonwealth Bank of Australia	CAD	845	USD	652	08/08/17	—
Commonwealth Bank of Australia	CHF	584	USD	610	08/08/17	1
Commonwealth Bank of Australia	EUR	2,133	USD	2,437	08/08/17	(3)
Commonwealth Bank of Australia	GBP	938	USD	1,219	08/08/17	(4)
Commonwealth Bank of Australia	HKD	1,884	USD	242	08/08/17	—
Commonwealth Bank of Australia	JPY	161,657	USD	1,445	08/08/17	6
Commonwealth Bank of Australia	SEK	2,176	USD	258	08/08/17	(1)
Commonwealth Bank of Australia	SGD	119	USD	86	08/08/17	—
National Australia Bank	USD	479	AUD	624	07/07/17	—
National Australia Bank	USD	651	CAD	845	07/07/17	—
National Australia Bank	USD	609	CHF	584	07/07/17	(1)
National Australia Bank	USD	2,433	EUR	2,133	07/07/17	3
National Australia Bank	USD	1,217	GBP	938	07/07/17	4
National Australia Bank	USD	241	HKD	1,884	07/07/17	—
National Australia Bank	USD	1,443	JPY	161,657	07/07/17	(6)
National Australia Bank	USD	257	SEK	2,176	07/07/17	1
National Australia Bank	USD	86	SGD	119	07/07/17	—
National Australia Bank	AUD	624	USD	479	08/08/17	—
National Australia Bank	CAD	845	USD	652	08/08/17	—
National Australia Bank	CHF	584	USD	610	08/08/17	1
National Australia Bank	EUR	2,133	USD	2,437	08/08/17	(3)
National Australia Bank	GBP	938	USD	1,219	08/08/17	(4)
National Australia Bank	HKD	1,884	USD	242	08/08/17	—
National Australia Bank	JPY	161,657	USD	1,445	08/08/17	6
National Australia Bank	SEK	2,176	USD	258	08/08/17	(1)
National Australia Bank	SGD	119	USD	86	08/08/17	—
Royal Bank of Canada	USD	54	AUD	73	07/07/17	2
Royal Bank of Canada	USD	30	CAD	40	07/07/17	1
Royal Bank of Canada	USD	857	CAD	1,128	09/20/17	14
Royal Bank of Canada	USD	38	CHF	37	07/07/17	—
Royal Bank of Canada	USD	284	CHF	273	09/20/17	2
Royal Bank of Canada	USD	62	EUR	55	07/07/17	1
Royal Bank of Canada	USD	1	HKD	5	07/07/17	—
Royal Bank of Canada	USD	8	JPY	855	07/07/17	—
Royal Bank of Canada	USD	660	JPY	71,773	09/20/17	(19)
Royal Bank of Canada	USD	196	MXN	3,565	09/20/17	(1)
Royal Bank of Canada	USD	5	SEK	40	07/07/17	—
Royal Bank of Canada	USD	29	SEK	253	09/20/17	1
Royal Bank of Canada	AUD	661	USD	492	07/07/17	(16)
Royal Bank of Canada	AUD	878	USD	668	09/20/17	(5)
Royal Bank of Canada	CAD	865	USD	643	07/07/17	(25)
Royal Bank of Canada	CHF	602	USD	621	07/07/17	(7)
Royal Bank of Canada	EUR	2,160	USD	2,428	07/07/17	(40)
Royal Bank of Canada	EUR	935	USD	1,059	09/20/17	(13)
Royal Bank of Canada	GBP	30	USD	39	07/07/17	—
Royal Bank of Canada	GBP	923	USD	1,187	07/07/17	(16)
Royal Bank of Canada	GBP	195	USD	250	09/20/17	(4)

See accompanying notes which are an integral part of the financial statements.

22 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands

						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	HKD	1,886	USD	242	07/07/17	1
Royal Bank of Canada	HKD	290	USD	37	09/20/17	—
Royal Bank of Canada	JPY	162,085	USD	1,464	07/07/17	23
Royal Bank of Canada	SEK	2,196	USD	253	07/07/17	(8)
Royal Bank of Canada	SGD	119	USD	86	07/07/17	—
Royal Bank of Canada	ZAR	53	USD	4	09/20/17	—
Standard Chartered	USD	857	CAD	1,128	09/20/17	14
Standard Chartered	USD	284	CHF	273	09/20/17	2
Standard Chartered	USD	659	JPY	71,773	09/20/17	(20)
Standard Chartered	USD	195	MXN	3,565	09/20/17	(1)
Standard Chartered	USD	29	SEK	253	09/20/17	1
Standard Chartered	AUD	878	USD	668	09/20/17	(6)
Standard Chartered	EUR	935	USD	1,059	09/20/17	(13)
Standard Chartered	GBP	195	USD	250	09/20/17	(4)
Standard Chartered	HKD	290	USD	37	09/20/17	—
Standard Chartered	ZAR	53	USD	4	09/20/17	—
State Street	USD	857	CAD	1,128	09/20/17	14
State Street	USD	284	CHF	273	09/20/17	1
State Street	USD	309	INR	20,020	09/20/17	(1)
State Street	USD	661	JPY	71,773	09/20/17	(22)
State Street	USD	196	MXN	3,565	09/20/17	(2)
State Street	USD	29	SEK	253	09/20/17	1
State Street	AUD	878	USD	669	09/20/17	(5)
State Street	EUR	935	USD	1,061	09/20/17	(11)
State Street	GBP	195	USD	250	09/20/17	(4)
State Street	HKD	290	USD	37	09/20/17	—
State Street	KRW	349,890	USD	313	09/20/17	7
State Street	ZAR	53	USD	4	09/20/17	—
UBS	USD	857	CAD	1,128	09/20/17	14
UBS	USD	284	CHF	273	09/20/17	2
UBS	USD	660	JPY	71,773	09/20/17	(19)
UBS	USD	196	MXN	3,565	09/20/17	(2)
UBS	USD	29	SEK	253	09/20/17	1
UBS	AUD	878	USD	668	09/20/17	(6)
UBS	EUR	935	USD	1,060	09/20/17	(13)
UBS	GBP	195	USD	250	09/20/17	(4)
UBS	HKD	290	USD	37	09/20/17	—
UBS	ZAR	53	USD	4	09/20/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(269)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
S&P 500 Total Return Index	Bank of America	USD	37,599	09/15/17	201
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					201

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.325%.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 23

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America	USD	6,500	(1.000%)	06/20/22	296
CDX NA High Yield Index	Bank of America	USD	7,600	5.000%	06/20/22	517
CDX NA Investment Grade Index	Bank of America	USD	8,600	1.000%	06/20/22	159
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $967						972

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$281,870	$—	$—	$—	$281,870	97.4
Options Purchased	—	501	—	—	501	0.2
Short-Term Investments	—	—	—	3,987	3,987	1.4
Total Investments	281,870	501	—	3,987	286,358	99.0
Other Assets and Liabilities, Net						1.0
						100.0
Other Financial Instruments
Assets
Futures Contracts	189	—	—	—	189	0.1
Foreign Currency Exchange Contracts	—	163	—	—	163	0.1
Total Return Swap Contracts	—	201	—	—	201	0.1
Credit Default Swap Contracts	—	972	—	—	972	0.3
'
Liabilities
Futures Contracts	(643)	—	—	—	(643)	(0.2)
Foreign Currency Exchange Contracts	—	(432)	—	—	(432)	(0.1)
Total Other Financial Instruments*	$(454)	$904	$—	$—	$450

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

24 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Fair Value of Derivative Instruments — June 30, 2017 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$501	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	163
Variation margin on futures contracts**	189	—	—
Total return swap contracts, at fair value	201	—	—
Credit default swap contracts, at fair value	—	972	—
Total	$891	$972	$163
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$643	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	432
Total	$643	$—	$432
			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(2,366)	$—	$—
Options written	1,240	—	—
Total return swap contracts	(128)	—	—
Credit default swap contracts	—	557	—
Foreign currency-related transactions***	—	—	(200)
Total	$(1,254)	$557	$(200)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$438	$—	$—
Futures contracts	(835)	—	—
Options written	(115)	—	—
Total return swap contracts	270	—	—
Credit default swap contracts	—	(416)	—
Foreign currency-related transactions*****	—	—	(633)
Total	$(242)	$(416)	$(633)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
**** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
***** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 25

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$501	$—	$501
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	163	—	163
Futures Contracts	Variation margin on futures contracts	116	—	116
Total Return Swap Contracts	Total return swap contracts, at fair value	201	—	201
Credit Default Swap Contracts	Credit default swap contracts, at fair value	972	—	972
Total Financial and Derivative Assets		1,953	—	1,953
Financial and Derivative Assets not subject to a netting agreement		(1,090)	—	(1,090)
Total Financial and Derivative Assets subject to a netting agreement		$863	$—	$863

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$490	$6	$—	$484
Citigroup	23	23	—	—
Commonwealth Bank of Australia	15	15	—	—
JPMorgan Chase	219	—	—	219
National Australia Bank	16	15	—	1
Royal Bank of Canada	45	45	—	—
Standard Chartered	16	16	—	—
State Street	23	23	—	—
UBS	16	16	—	—
Total	$863	$159	$—	$704

See accompanying notes which are an integral part of the financial statements.

26 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$122	$—	$122
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	432	—	432
Total Financial and Derivative Liabilities		554	—	554
Financial and Derivative Liabilities not subject to a netting agreement		(122)	—	(122)
Total Financial and Derivative Liabilities subject to a netting agreement		$432	$—	$432

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$6	$6	$—	$—
Citigroup	110	23	—	87
Commonwealth Bank of Australia	15	15	—	—
National Australia Bank	15	15	—	—
Royal Bank of Canada	153	45	—	108
Standard Chartered	44	16	—	28
State Street	45	23	—	22
UBS	44	16	—	28
Total	$432	$159	$—	$273

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 27

Russell Investment Funds
Balanced Strategy Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$247,751
Investments, at fair value(>)	286,358
Cash (restricted)(a)(b)	3,400
Unrealized appreciation on foreign currency exchange contracts	163
Receivables:
Dividends from affiliated funds	3
Fund shares sold	180
Variation margin on futures contracts	116
Prepaid expenses	2
Total return swap contracts, at fair value(8)	201
Credit default swap contracts, at fair value(+)	972
Total assets	291,395

Liabilities
Payables:
Due to custodian	23
Due to broker (c)	1,253
Investments purchased	87
Fund shares redeemed	94
Accrued fees to affiliates	22
Other accrued expenses	75
Variation margin on futures contracts	122
Unrealized depreciation on foreign currency exchange contracts	432
Total liabilities	2,108

Net Assets	$289,287

See accompanying notes which are an integral part of the financial statements.

28 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Statement of Assets and Liabilities, continued — June 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(379)
Accumulated net realized gain (loss)	(5,095)
Unrealized appreciation (depreciation) on:
Investments	38,607
Futures contracts	(454)
Total return swap contracts	201
Credit default swap contracts	5
Foreign currency-related transactions	(269)
Shares of beneficial interest	286
Additional paid-in capital	256,385
Net Assets	$289,287

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.13
Net assets	$289,287,263
Shares outstanding ($. 01 par value)	28,569,131
Amounts in thousands
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$967
(>) Investments in affiliated funds	$285,857

(a) Cash Collateral for Futures	$2,300
(b) Cash Collateral for Swaps	$1,100
(c) Due to Broker for Swaps	$1,253
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 29

Russell Investment Funds
Balanced Strategy Fund

Statement of Operations — For the Period Ended June 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$1,443

Expenses
Advisory fees	286
Administrative fees	61
Custodian fees	23
Transfer agent fees	6
Professional fees	22
Trustees’ fees	5
Printing fees	26
Miscellaneous	5
Expenses before reductions	434
Expense reductions	(262)
Net expenses	172
Net investment income (loss)	1,271

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,643
Futures contracts	(2,366)
Options written	1,240
Total return swap contracts	(128)
Credit default swap contracts	557
Foreign currency-related transactions	(180)
Capital gain distributions from affiliated funds	565
Net realized gain (loss)	1,331
Net change in unrealized appreciation (depreciation) on:
Investments	17,351
Futures contracts	(835)
Options written	(115)
Total return swap contracts	270
Credit default swap contracts	(416)
Foreign currency-related transactions	(633)
Net change in unrealized appreciation (depreciation)	15,622
Net realized and unrealized gain (loss)	16,953
Net Increase (Decrease) in Net Assets from Operations	$18,224

See accompanying notes which are an integral part of the financial statements.

30 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,271	$7,181
Net realized gain (loss)	1,331	12,710
Net change in unrealized appreciation (depreciation)	15,622	4,474
Net increase (decrease) in net assets from operations	18,224	24,365

Distributions
From net investment income	(1,894)	(9,185)
From net realized gain	(5,128)	(4,457)
Net decrease in net assets from distributions	(7,022)	(13,642)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(4,052)	(17,261)
Total Net Increase (Decrease) in Net Assets	7,150	(6,538)

Net Assets
Beginning of period	282,137	288,675
End of period	$289,287	$282,137
Undistributed (overdistributed) net investment income included in net assets	$(379)	$244

* Share transaction amounts (in thousands) for the periods ended June 30, 2017 and December 31, 2016 were as follows:
	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	461	$4,600	1,008	$9,687
Proceeds from reinvestment of distributions	711	7,022	1,411	13,642
Payments for shares redeemed	(1,570)	(15,674)	(4,233)	(40,590)
Total increase (decrease)	(398)	$(4,052)	(1,814)	$(17,261)

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 31

Russell Investment Funds
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2017(1)	9.74	. 04	. 59	. 63	(. 06)	(. 18)
December 31, 2016	9.38	. 24	. 60	. 84	(. 32)	(. 16)
December 31, 2015	10.40	. 22	(. 44)	(. 22)	(. 22)	(. 58)
December 31, 2014	10.44	. 31	. 17	. 48	(. 31)	(. 21)
December 31, 2013	9.55	. 21	. 96	1.17	(. 21)	(. 07)
December 31, 2012	8.66	. 23	. 89	1.12	(. 23)	—

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 32

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(. 24)	10.13	6.59	289,287	. 30	. 12	. 44	12
(. 48)	9.74	9.05	282,137	. 30	. 11	2.55	19
(. 80)	9.38	(2.30)	288,675	. 29	. 11	2.16	23
(. 52)	10.40	4.61	314,127	. 31	. 10	2.91	22
(. 28)	10.44	12.43	304,103	. 31	. 10	2.09	11
(. 23)	9.55	12.95	253,080	. 32	. 10	2.49	21

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 33

Russell Investment Funds
Balanced Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2017 were as follows:
Advisory fees	$8,063
Administration fees	10,185
Transfer agent fees	1,054
Trustee fees	2,478
$21,780

Transactions (amounts in thousands) during the period ended June 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End		Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)		of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$9,290	$1,238	$289	$(27	) $	(593	) $	9,619	$—	$—
RIC Global Infrastructure Fund	8,287	91	1,122	101		1,051		8,408	8	—
RIF Global Real Estate Securities
Fund	5,725	75	4,135	378		(168)		1,875	26	—
RIC U. S. Defensive Equity Fund	5,652	60	616	116		295		5,507	10	—
RIC U. S. Dynamic Equity Fund	20,007	140	10,029	836		300		11,254	8	—
RIF U. S. Small Cap Equity Fund	17,444	9,993	1,215	29		914		27,165	10	—
RIF U. S. Strategic Equity Fund	19,257	9,929	1,785	32		1,272		28,705	415	565
RIC Global Opportunistic Credit
Fund	27,905	412	6,890	(109)		1,633		22,951	231	—
RIC Unconstrained Total Return
Fund	11,279	9,119	318	—		169		20,249	132	—
RIF Strategic Bond Fund	62,895	1,385	10,267	(243)		1,558		55,328	247	—
RIC Emerging Markets Fund	19,254	90	3,178	(118)		3,685		19,733	—	—
RIC Global Equity Fund	28,972	420	2,096	171		3,200		30,667	—	—
RIF International Developed Markets
Fund	28,008	381	3,122	467		3,008		28,742	221	—
RIC Multi-Strategy Income Fund	11,300	196	428	10		589		11,667	128	—
U. S. Cash Management Fund	1,844	13,493	11,350	—		—		3,987	7	—
	$277,119	$47,022	$56,840	$1,643		$16,913		$285,857	$1,443	$565

Federal Income Taxes (Unaudited)

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$252,886,306
Unrealized Appreciation	$36,362,945
Unrealized Depreciation	(2,891,590)
Net Unrealized Appreciation (Depreciation)	$33,471,355

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2017, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

34 Balanced Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Shareholder Expense Example — June 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2017 to June 30, 2017.	January 1, 2017	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2017	$1,079.30	$1,024.15
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.67	$0.65
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.13%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Growth Strategy Fund 35

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 98.1%
Alternative - 8.7%
RIC Commodity Strategies Fund Class Y		1,249,077		6,670
RIC Global Infrastructure Fund Class Y		491,659		6,033
RIF Global Real Estate Securities Fund		389,248		5,722
				18,425

Domestic Equities - 36.1%
RIC U. S. Defensive Equity Fund Class Y		198,417		10,230
RIC U. S. Dynamic Equity Fund Class Y		962,048		10,717
RIF U. S. Small Cap Equity Fund		1,553,206		24,728
RIF U. S. Strategic Equity Fund		1,705,018		30,674
				76,349

Fixed Income - 19.2%
RIC Global Opportunistic Credit Fund Class Y		1,239,561		12,284
RIC Unconstrained Total Return Fund Class Y		1,778,400		17,784
RIF Strategic Bond Fund		1,026,390		10,633
				40,701

International Equities - 34.1%
RIC Emerging Markets Fund Class Y		971,840		18,358
RIC Global Equity Fund Class Y		2,361,410		26,188
RIF International Developed Markets Fund		2,198,829		27,639
				72,185

Total Investments in Affiliated Funds
(cost $174,728)				207,660

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Aug 2017 2,419.89 Call (2,922)	USD	7,071	(ÿ)	100
Aug 2017 2,427.51 Call (2,080)	USD	5,049	(ÿ)	61
Total Options Purchased
(cost $174)				161

Short-Term Investments - 0.4%
U. S. Cash Management Fund		952,068	(8)	952
Total Short-Term Investments
(cost $952)				952

Total Investments 98.6%
(identified cost $175,854)				208,773

Other Assets and Liabilities, Net - 1.4%				2,874
Net Assets - 100.0%				211,647

See accompanying notes which are an integral part of the financial statements.

36 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	15	EUR	1,520	07/17	(57)
CAC40 Euro Index Futures	80	EUR	4,093	07/17	(125)
DAX Index Futures	12	EUR	3,696	09/17	(146)
EURO STOXX 50 Index Futures	77	EUR	2,642	09/17	(111)
FTSE/MIB Index Futures	9	EUR	922	09/17	(27)
IBEX 35 Index Futures	14	EUR	1,457	07/17	(64)
MSCI Emerging Markets Mini Index Futures	54	USD	3,383	09/17	—
OMXS30 Index Futures	57	SEK	9,136	07/17	(32)
United States 2 Year Treasury Note Futures	10	USD	2,161	09/17	(3)
United States 5 Year Treasury Note Futures	34	USD	4,007	09/17	(10)
United States 10 Year Treasury Note Futures	21	USD	2,636	09/17	(8)
United States Long Bond Futures	2	USD	307	09/17	3
Short Positions
Dow Jones U. S. Real Estate Index Futures	97	USD	3,061	09/17	(29)
FTSE 100 Index Futures	8	GBP	579	09/17	20
Russell 1000 Mini Index Futures	21	USD	1,410	09/17	4
Russell 2000 Mini Index Futures	54	USD	3,819	09/17	37
S&P 500 E-Mini Index Futures	96	USD	11,620	09/17	41
S&P Mid 400 E-Mini Index Futures	12	USD	2,095	09/17	5
S&P/TSX 60 Index Futures	21	CAD	3,735	09/17	56
SPI 200 Index Futures	24	AUD	3,389	09/17	34
TOPIX Index Futures	5	JPY	80,576	09/17	(5)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(417)

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended June 30, 2017 were as follows:

	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2016	68,914	$194
Opened	2,735	53
Closed	—	—
Expired	(71,649)	(247)
Outstanding June 30, 2017	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	46	RUB	2,680	09/20/17	(1)
Bank of America	CNY	7,440	USD	1,088	09/20/17	(4)
Bank of America	TWD	28,550	USD	946	09/20/17	7
Citigroup	AUD	458	USD	341	07/07/17	(11)
Citigroup	CAD	599	USD	445	07/07/17	(17)
Citigroup	CHF	417	USD	430	07/07/17	(4)
Citigroup	EUR	1,496	USD	1,681	07/07/17	(27)
Citigroup	GBP	639	USD	822	07/07/17	(11)
Citigroup	HKD	1,306	USD	168	07/07/17	—

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 37

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands

						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	JPY	112,210	USD	1,013	07/07/17	16
Citigroup	SEK	1,520	USD	175	07/07/17	(5)
Citigroup	SGD	82	USD	59	07/07/17	—
Commonwealth Bank of Australia	USD	332	AUD	432	07/07/17	—
Commonwealth Bank of Australia	USD	451	CAD	585	07/07/17	—
Commonwealth Bank of Australia	USD	422	CHF	404	07/07/17	—
Commonwealth Bank of Australia	USD	1,684	EUR	1,476	07/07/17	2
Commonwealth Bank of Australia	USD	842	GBP	649	07/07/17	3
Commonwealth Bank of Australia	USD	167	HKD	1,304	07/07/17	—
Commonwealth Bank of Australia	USD	999	JPY	111,865	07/07/17	(4)
Commonwealth Bank of Australia	USD	178	SEK	1,506	07/07/17	1
Commonwealth Bank of Australia	USD	60	SGD	82	07/07/17	—
Commonwealth Bank of Australia	AUD	432	USD	332	08/08/17	—
Commonwealth Bank of Australia	CAD	585	USD	451	08/08/17	—
Commonwealth Bank of Australia	CHF	404	USD	423	08/08/17	—
Commonwealth Bank of Australia	EUR	1,476	USD	1,686	08/08/17	(2)
Commonwealth Bank of Australia	GBP	649	USD	843	08/08/17	(3)
Commonwealth Bank of Australia	HKD	1,304	USD	167	08/08/17	—
Commonwealth Bank of Australia	JPY	111,865	USD	1,000	08/08/17	4
Commonwealth Bank of Australia	SEK	1,506	USD	178	08/08/17	(1)
Commonwealth Bank of Australia	SGD	82	USD	60	08/08/17	—
National Australia Bank	USD	332	AUD	432	07/07/17	—
National Australia Bank	USD	451	CAD	585	07/07/17	—
National Australia Bank	USD	422	CHF	404	07/07/17	—
National Australia Bank	USD	1,683	EUR	1,476	07/07/17	2
National Australia Bank	USD	842	GBP	649	07/07/17	3
National Australia Bank	USD	167	HKD	1,304	07/07/17	—
National Australia Bank	USD	999	JPY	111,865	07/07/17	(4)
National Australia Bank	USD	178	SEK	1,506	07/07/17	1
National Australia Bank	USD	60	SGD	82	07/07/17	—
National Australia Bank	AUD	432	USD	332	08/08/17	—
National Australia Bank	CAD	585	USD	451	08/08/17	—
National Australia Bank	CHF	404	USD	423	08/08/17	—
National Australia Bank	EUR	1,476	USD	1,686	08/08/17	(2)
National Australia Bank	GBP	649	USD	843	08/08/17	(3)
National Australia Bank	HKD	1,304	USD	167	08/08/17	—
National Australia Bank	JPY	111,865	USD	1,000	08/08/17	4
National Australia Bank	SEK	1,506	USD	178	08/08/17	(1)
National Australia Bank	SGD	82	USD	60	08/08/17	—
Royal Bank of Canada	USD	38	AUD	51	07/07/17	2
Royal Bank of Canada	USD	21	CAD	28	07/07/17	1
Royal Bank of Canada	USD	610	CAD	803	09/20/17	10
Royal Bank of Canada	USD	26	CHF	25	07/07/17	—
Royal Bank of Canada	USD	81	CHF	78	09/20/17	—
Royal Bank of Canada	USD	45	EUR	40	07/07/17	1
Royal Bank of Canada	USD	1	HKD	4	07/07/17	—
Royal Bank of Canada	USD	6	JPY	689	07/07/17	—
Royal Bank of Canada	USD	855	JPY	93,033	09/20/17	(25)
Royal Bank of Canada	USD	104	MXN	1,900	09/20/17	(1)
Royal Bank of Canada	USD	3	SEK	28	07/07/17	—
Royal Bank of Canada	USD	27	SEK	233	09/20/17	1
Royal Bank of Canada	AUD	458	USD	341	07/07/17	(11)
Royal Bank of Canada	AUD	615	USD	468	09/20/17	(4)
Royal Bank of Canada	CAD	599	USD	445	07/07/17	(17)
Royal Bank of Canada	CHF	417	USD	430	07/07/17	(5)
Royal Bank of Canada	EUR	1,496	USD	1,681	07/07/17	(27)
Royal Bank of Canada	EUR	435	USD	493	09/20/17	(6)

See accompanying notes which are an integral part of the financial statements.

38 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands

						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	GBP	20	USD	26	07/07/17	—
Royal Bank of Canada	GBP	639	USD	821	07/07/17	(11)
Royal Bank of Canada	GBP	58	USD	74	09/20/17	(1)
Royal Bank of Canada	HKD	1,306	USD	168	07/07/17	—
Royal Bank of Canada	JPY	112,210	USD	1,013	07/07/17	16
Royal Bank of Canada	SEK	1,520	USD	175	07/07/17	(5)
Royal Bank of Canada	SGD	82	USD	59	07/07/17	—
Royal Bank of Canada	ZAR	100	USD	8	09/20/17	—
Standard Chartered	USD	610	CAD	803	09/20/17	10
Standard Chartered	USD	81	CHF	78	09/20/17	—
Standard Chartered	USD	854	JPY	93,033	09/20/17	(25)
Standard Chartered	USD	104	MXN	1,900	09/20/17	(1)
Standard Chartered	USD	27	SEK	233	09/20/17	1
Standard Chartered	AUD	615	USD	468	09/20/17	(4)
Standard Chartered	EUR	435	USD	493	09/20/17	(6)
Standard Chartered	GBP	58	USD	74	09/20/17	(1)
Standard Chartered	ZAR	100	USD	8	09/20/17	—
State Street	USD	610	CAD	803	09/20/17	10
State Street	USD	81	CHF	78	09/20/17	—
State Street	USD	857	JPY	93,033	09/20/17	(27)
State Street	USD	104	MXN	1,900	09/20/17	(1)
State Street	USD	27	SEK	233	09/20/17	1
State Street	AUD	615	USD	469	09/20/17	(4)
State Street	EUR	435	USD	494	09/20/17	(5)
State Street	GBP	58	USD	74	09/20/17	(1)
State Street	KRW	233,270	USD	209	09/20/17	5
State Street	ZAR	100	USD	8	09/20/17	—
UBS	USD	610	CAD	803	09/20/17	10
UBS	USD	81	CHF	78	09/20/17	1
UBS	USD	855	JPY	93,033	09/20/17	(26)
UBS	USD	104	MXN	1,900	09/20/17	(1)
UBS	USD	27	SEK	233	09/20/17	1
UBS	AUD	615	USD	468	09/20/17	(4)
UBS	EUR	435	USD	493	09/20/17	(6)
UBS	GBP	58	USD	74	09/20/17	(1)
UBS	ZAR	100	USD	8	09/20/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(213)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
S&P 500 Total Return Index	Bank of America	USD	11,998	09/15/17	64
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					64

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.325%.

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Bank of America	USD	700	(5.000%)	06/20/22	(48)

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 39

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA Investment Grade Index	Bank of America	USD	9,200	1.000%	06/20/22	171
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $103						123

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$207,660	$—	$—	$—	$207,660	98.1
Options Purchased	—	161	—	—	161	0.1
Short-Term Investments	—	—	—	952	952	0.4
Total Investments	207,660	161	—	952	208,773	98.6
Other Assets and Liabilities, Net						1.4
						100.0
Other Financial Instruments
Assets
Futures Contracts	200	—	—	—	200	0.1
Foreign Currency Exchange Contracts	—	113	—	—	113	0.1
Total Return Swap Contracts	—	64	—	—	64	—*
Credit Default Swap Contracts	—	171	—	—	171	0.1
'
Liabilities
Futures Contracts	(617)	—	—	—	(617)	(0.3)
Foreign Currency Exchange Contracts	—	(326)	—	—	(326)	(0.2)
Credit Default Swap Contracts	—	(48)	—	—	(48)	(—)*
Total Other Financial Instruments**	$(417)	$(26)	$—	$—	$(443)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

40 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Fair Value of Derivative Instruments — June 30, 2017 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$161	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	113	—
Variation margin on futures contracts**	197	—	—	3
Total return swap contracts, at fair value	64	—	—	—
Credit default swap contracts, at fair value	—	171	—	—
Total	$422	$171	$113	$3

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$596	$—	$—	$21
Unrealized depreciation on foreign currency exchange contracts	—	—	326	—
Credit default swap contracts, at fair value	—	48	—	—
Total	$596	$48	$326	$21
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$6	$—	$—	$—
Futures contracts	(478)	—	—	129
Options written	240	—	—	—
Total return swap contracts	(243)	—	—	—
Credit default swap contracts	—	340	—	—
Foreign currency-related transactions****	—	—	(109)	—
Total	$(475)	$340	$(109)	$129

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*****	$296	$—	$—	$—
Futures contracts	(617)	—	—	16
Options written	(122)	—	—	—
Total return swap contracts	196	—	—	—
Credit default swap contracts	—	(220)	—	—
Foreign currency-related transactions******	—	—	(464)	—
Total	$(247)	$(220)	$(464)	$16

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 41

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$161	$ — $	161
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	113	—	113
Futures Contracts	Variation margin on futures contracts	110	—	110
Total Return Swap Contracts	Total return swap contracts, at fair value	64	—	64
Credit Default Swap Contracts	Credit default swap contracts, at fair value	171	—	171
Total Financial and Derivative Assets		619	—	619
Financial and Derivative Assets not subject to a netting agreement		(280)	—	(280)
Total Financial and Derivative Assets subject to a netting agreement		$339	$ — $	339

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$172	$5	$—	$ 167
Citigroup	16	16	—	—
Commonwealth Bank of Australia	10	10	—	—
JPMorgan Chase	61	—	—	61
National Australia Bank	11	11	—	—
Royal Bank of Canada	31	31	—	—
Standard Chartered	11	11	—	—
State Street	16	16	—	—
UBS	11	11	—	—
Total	$339	$111	$—	$ 228

See accompanying notes which are an integral part of the financial statements.

42 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$137	$ — $	137
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	326	—	326
Credit Default Swap Contracts	Credit default swap contracts, at fair value	48	—	48
Total Financial and Derivative Liabilities		511	—	511
Financial and Derivative Liabilities not subject to a netting agreement		(185)	—	(185)
Total Financial and Derivative Liabilities subject to a netting agreement		$326	$ — $	326

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$5	$5	$—	$ —
Citigroup	75	16	—	59
Commonwealth Bank of Australia	10	10	—	—
National Australia Bank	11	11	—	—
Royal Bank of Canada	113	31	—	82
Standard Chartered	37	11	—	26
State Street	38	16	—	22
UBS	37	11	—	26
Total	$326	$111	$—	$ 215

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 43

Russell Investment Funds
Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$175,854
Investments, at fair value(>)	208,773
Cash (restricted)(a)(b)	3,120
Unrealized appreciation on foreign currency exchange contracts	113
Receivables:
Fund shares sold	36
Variation margin on futures contracts	110
Prepaid expenses	2
Total return swap contracts, at fair value(8)	64
Credit default swap contracts, at fair value(+)	171
Total assets	212,389

Liabilities
Payables:
Due to custodian	4
Due to broker (c)	118
Investments purchased	23
Fund shares redeemed	13
Accrued fees to affiliates	16
Other accrued expenses	57
Variation margin on futures contracts	137
Unrealized depreciation on foreign currency exchange contracts	326
Credit default swap contracts, at fair value(+)	48
Total liabilities	742

Net Assets	$211,647

See accompanying notes which are an integral part of the financial statements.

44 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Statement of Assets and Liabilities, continued — June 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(154)
Accumulated net realized gain (loss)	(5,056)
Unrealized appreciation (depreciation) on:
Investments	32,919
Futures contracts	(417)
Total return swap contracts	64
Credit default swap contracts	20
Foreign currency-related transactions	(213)
Shares of beneficial interest	210
Additional paid-in capital	184,274
Net Assets	$211,647

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.07
Net assets	$211,647,270
Shares outstanding ($. 01 par value)	21,008,637
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$103
(8) Total return swap contracts - premiums paid (received)	$—
(>) Investments in affiliated funds	$208,612

(a) Cash Collateral for Futures	$2,620
(b) Cash Collateral for Swaps	$500
(c) Due to Broker for Swaps	$118
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 45

Russell Investment Funds
Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$1,014

Expenses
Advisory fees	207
Administrative fees	44
Custodian fees	18
Transfer agent fees .	5
Professional fees	20
Trustees’ fees	3
Printing fees	20
Miscellaneous	5
Expenses before reductions	322
Expense reductions	(187)
Net expenses	135
Net investment income (loss)	879

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	169
Futures contracts	(349)
Options written	240
Total return swap contracts	(243)
Credit default swap contracts	340
Foreign currency-related transactions	(103)
Capital gain distributions from affiliated funds	597
Net realized gain (loss)	651
Net change in unrealized appreciation (depreciation) on:
Investments	15,589
Futures contracts	(601)
Options written	(122)
Total return swap contracts	196
Credit default swap contracts	(220)
Foreign currency-related transactions	(464)
Net change in unrealized appreciation (depreciation)	14,378
Net realized and unrealized gain (loss)	15,029
Net Increase (Decrease) in Net Assets from Operations	$15,908

See accompanying notes which are an integral part of the financial statements.

46 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$879	$4,270
Net realized gain (loss)	651	5,873
Net change in unrealized appreciation (depreciation)	14,378	8,563
Net increase (decrease) in net assets from operations	15,908	18,706

Distributions
From net investment income	(948)	(5,792)
Net realized gain (loss)	(3,439)	(11)
Net decrease in net assets from distributions	(4,387)	(5,803)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(5,818)	(7,075)
Total Net Increase (Decrease) in Net Assets	5,703	5,828

Net Assets
Beginning of period	205,944	200,116
End of period	$211,647	$205,944
Undistributed (overdistributed) net investment income included in net assets	$(154)	$(85)

* Share transaction amounts (in thousands) for the periods ended June 30, 2017 and December 31, 2016 were as follows:
	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	460	$4,564	1,288	$11,888
Proceeds from reinvestment of distributions	450	4,387	617	5,803
Payments for shares redeemed	(1,507)	(14,769)	(2,694)	(24,766)
Total increase (decrease)	(597)	$(5,818)	(789)	$(7,075)

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 47

Russell Investment Funds
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2017(1)	9.53	. 04	. 71	. 75	(. 05)	(. 16)
December 31, 2016	8.94	. 20	. 66	. 86	(. 27)	—(f)
December 31, 2015	10.07	. 17	(. 48)	(. 31)	(. 18)	(. 64)
December 31, 2014	10.23	. 31	. 07	. 38	(. 30)	(. 24)
December 31, 2013	8.97	. 22	1.26	1.48	(. 22)	—
December 31, 2012	8.01	. 18	. 95	1.13	(. 17)	—

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(. 21)	10.07	7.93	211,647	. 31	. 13	. 45	13
(. 27)	9.53	9.73	205,944	. 30	. 12	2.14	18
(. 82)	8.94	(3.31)	200,116	. 30	. 11	1.78	23
(. 54)	10.07	3.76	208,321	. 32	. 10	2.97	20
(. 22)	10.23	16.56	189,956	. 32	. 10	2.29	12
(. 17)	8.97	14.22	145,155	. 34	. 10	2.07	25

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 49

Russell Investment Funds
Growth Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2017 were as follows:
Advisory fees	$6,116
Administration fees	7,403
Transfer agent fees	767
Trustee fees	1,655
$15,941

Transactions (amounts in thousands) during the period ended June 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized		Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)		of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$6,252	$1,060	$232	$(84	) $	(326	) $	6,670	$—	$—
RIC Global Infrastructure Fund	5,973	108	861	67		746		6,033	6	—
RIF Global Real Estate Securities
Fund	5,972	207	742	58		227		5,722	27	—
RIC U. S. Defensive Equity Fund	10,154	111	776	20		721		10,230	18	—
RIC U. S. Dynamic Equity Fund	16,453	187	6,904	329		652		10,717	7	—
RIF U. S. Small Cap Equity Fund	19,276	4,909	426	8		961		24,728	11	—
RIF U. S. Strategic Equity Fund	23,283	7,613	1,656	65		1,369		30,674	439	597
RIC Global Opportunistic Credit
Fund	16,111	364	5,047	(88)		944		12,284	131	—
RIC Unconstrained Total Return
Fund	8,239	9,899	494	(3)		143		17,784	115	—
RIF Strategic Bond Fund	19,597	625	9,845	(285)		541		10,633	47	—
RIC Emerging Markets Fund	17,881	310	3,082	(309)		3,558		18,358	—	—
RIC Global Equity Fund	25,207	378	2,257	116		2,744		26,188	—	—

RIF International Fund Developed Markets	26,764	731	3,138	269		3,013		27,639	208	—
U. S. Cash Management Fund	1,371	7,162	7,581	—		—		952	5	—
	$202,533	$33,664	$43,041	$163		$15,293		$208,612	$1,014	$597

Federal Income Taxes (Unaudited)

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$180,691,373
Unrealized Appreciation	$31,058,567
Unrealized Depreciation	(2,977,003)
Net Unrealized Appreciation (Depreciation)	$28,081,564

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2017, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

50 Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Shareholder Expense Example — June 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2017 to June 30, 2017.	January 1, 2017	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2017	$1,089.00	$1,024.15
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.67	$0.65
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.13%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Equity Growth Strategy Fund 51

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)

				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.9%
Alternative - 6.6%
RIC Commodity Strategies Fund Class Y		295,879		1,580
RIC Global Infrastructure Fund Class Y		122,850		1,507
RIF Global Real Estate Securities Fund		18,633		274
				3,361

Domestic Equities - 40.9%
RIC U. S. Defensive Equity Fund Class Y		71,215		3,672
RIC U. S. Dynamic Equity Fund Class Y		337,717		3,762
RIF U. S. Small Cap Equity Fund		474,368		7,552
RIF U. S. Strategic Equity Fund		334,687		6,021
				21,007

Fixed Income - 9.5%
RIC Global Opportunistic Credit Fund Class Y		258,898		2,566
RIC Unconstrained Total Return Fund Class Y		231,418		2,314
				4,880

International Equities – 40.9%
RIC Emerging Markets Fund Class Y		324,057		6,121
RIC Global Equity Fund Class Y		742,983		8,239
RIF International Developed Markets Fund		529,354		6,654
				21,014

Total Investments in Affiliated Funds
(cost $39,754)				50,262

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Aug 2017 2,419.89 Call (960)	USD	2,323	(ÿ)	33
Aug 2017 2,427.51 Call (499)	USD	1,211	(ÿ)	15
Total Options Purchased
(cost $52)				48

Short-Term Investments - 0.4%
U. S. Cash Management Fund		222,651	(8)	223
Total Short-Term Investments
(cost $223)				223

Total Investments 98.4%
(identified cost $40,029)				50,533

Other Assets and Liabilities, Net - 1.6%				809
Net Assets - 100.0%				51,342

See accompanying notes which are an integral part of the financial statements.

52 Equity Growth Strategy Fund

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Equity Growth Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	4	EUR	405	07/17	(15)
CAC40 Euro Index Futures	24	EUR	1,228	07/17	(38)
DAX Index Futures	4	EUR	1,232	09/17	(50)
Dow Jones U. S. Real Estate Index Futures	16	USD	505	09/17	5
EURO STOXX 50 Index Futures	23	EUR	789	09/17	(33)
FTSE/MIB Index Futures	3	EUR	307	09/17	(9)
IBEX 35 Index Futures	4	EUR	416	07/17	(18)
MSCI Emerging Markets Mini Index Futures	6	USD	567	09/17	(4)
OMXS30 Index Futures	17	SEK	2,725	07/17	(10)
TOPIX Index Futures	1	JPY	16,114	09/17	1
Short Positions
FTSE 100 Index Futures	3	GBP	217	09/17	7
MSCI Emerging Markets Mini Index Futures	6	USD	302	09/17	3
Russell 1000 Mini Index Futures	2	USD	134	09/17	—
Russell 2000 Mini Index Futures	23	USD	1,626	09/17	16
S&P 500 E-Mini Index Futures	26	USD	3,147	09/17	11
S&P Mid 400 E-Mini Index Futures	2	USD	349	09/17	1
S&P/TSX 60 Index Futures	3	CAD	534	09/17	8
SPI 200 Index Futures	6	AUD	847	09/17	9
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(116)

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended June 30, 2017 were as follows:

	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2016	16,737	$51
Opened	660	13
Closed	(17,397)	(64)
Expired	—	—
Outstanding June 30, 2017	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	26	RUB	1,490	09/20/17	(1)
Bank of America	BRL	980	USD	294	09/20/17	3
Bank of America	CNY	2,710	USD	396	09/20/17	(1)
Bank of America	TWD	9,520	USD	316	09/20/17	2
Royal Bank of Canada	USD	10	AUD	14	07/07/17	—
Royal Bank of Canada	USD	104	AUD	137	09/20/17	1
Royal Bank of Canada	USD	7	CAD	9	07/07/17	—
Royal Bank of Canada	USD	241	CAD	317	09/20/17	4
Royal Bank of Canada	USD	7	CHF	7	07/07/17	—
Royal Bank of Canada	USD	13	EUR	12	07/07/17	—
Royal Bank of Canada	USD	—	HKD	3	07/07/17	—

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 53

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	3	JPY	291	07/07/17	—
Royal Bank of Canada	USD	358	JPY	38,947	09/20/17	(10)
Royal Bank of Canada	USD	47	MXN	860	09/20/17	—
Royal Bank of Canada	USD	1	SEK	9	07/07/17	—
Royal Bank of Canada	USD	6	ZAR	77	09/20/17	—
Royal Bank of Canada	EUR	213	USD	242	09/20/17	(3)
Royal Bank of Canada	GBP	5	USD	6	07/07/17	—
Royal Bank of Canada	GBP	40	USD	51	09/20/17	(1)
State Street	USD	177	AUD	230	07/07/17	—
State Street	USD	104	AUD	137	09/20/17	1
State Street	USD	240	CAD	311	07/07/17	—
State Street	USD	241	CAD	317	09/20/17	4
State Street	USD	224	CHF	215	07/07/17	—
State Street	USD	897	EUR	786	07/07/17	1
State Street	USD	449	GBP	346	07/07/17	2
State Street	USD	89	HKD	694	07/07/17	—
State Street	USD	126	INR	8,180	09/20/17	(1)
State Street	USD	532	JPY	59,593	07/07/17	(2)
State Street	USD	359	JPY	38,947	09/20/17	(11)
State Street	USD	47	MXN	860	09/20/17	—
State Street	USD	95	SEK	802	07/07/17	—
State Street	USD	32	SGD	44	07/07/17	—
State Street	USD	6	ZAR	77	09/20/17	—
State Street	AUD	244	USD	182	07/07/17	(6)
State Street	AUD	230	USD	177	08/08/17	—
State Street	CAD	320	USD	238	07/07/17	(9)
State Street	CAD	311	USD	240	08/08/17	—
State Street	CHF	222	USD	229	07/07/17	(2)
State Street	CHF	215	USD	225	08/08/17	—
State Street	EUR	798	USD	897	07/07/17	(15)
State Street	EUR	786	USD	898	08/08/17	(1)
State Street	EUR	213	USD	242	09/20/17	(3)
State Street	GBP	341	USD	438	07/07/17	(6)
State Street	GBP	346	USD	450	08/08/17	(2)
State Street	GBP	40	USD	51	09/20/17	(1)
State Street	HKD	697	USD	90	07/07/17	—
State Street	HKD	694	USD	89	08/08/17	—
State Street	JPY	59,884	USD	541	07/07/17	9
State Street	JPY	59,593	USD	533	08/08/17	2
State Street	KRW	116,630	USD	104	09/20/17	2
State Street	SEK	811	USD	93	07/07/17	(3)
State Street	SEK	802	USD	95	08/08/17	—
State Street	SGD	44	USD	32	07/07/17	—
State Street	SGD	44	USD	32	08/08/17	—
UBS	USD	104	AUD	137	09/20/17	1
UBS	USD	241	CAD	317	09/20/17	4
UBS	USD	358	JPY	38,947	09/20/17	(11)
UBS	USD	47	MXN	860	09/20/17	—
UBS	USD	6	ZAR	77	09/20/17	—
UBS	EUR	213	USD	242	09/20/17	(3)
UBS	GBP	40	USD	51	09/20/17	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(57)

See accompanying notes which are an integral part of the financial statements.

54 Equity Growth Strategy Fund

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Equity Growth Strategy Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
S&P 500 Total Return Index	Bank of America	USD	3,496	09/15/17	19
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					19

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.325%.

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
					Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$50,262		$—	$—	$—	$50,262	97.9
Options Purchased	—		48	—	—	48	0.1
Short-Term Investments	—		—	—	223	223	0.4
Total Investments	50,262		48	—	223	50,533	98.4
Other Assets and Liabilities, Net							1.6
							100.0
Other Financial Instruments
Assets
Futures Contracts	61		—	—	—	61	0.1
Foreign Currency Exchange Contracts	3		33	—	—	36	0.1
Total Return Swap Contracts	—		19	—	—	19	—*
'
Liabilities
Futures Contracts	(177)		—	—	—	(177)	(0.3)
Foreign Currency Exchange Contracts	(3)		(90)	—	—	(93)	(0.2)
Total Other Financial Instruments**	$(116)		$(38)	$—	$—	$(154)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 55

Russell Investment Funds
Equity Growth Strategy Fund

Fair Value of Derivative Instruments — June 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$48	$—
Unrealized appreciation on foreign currency exchange contracts	—	36
Variation margin on futures contracts**	61	—
Total return swap contracts, at fair value	19	—
Total	$128	$36

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$177	$—
Unrealized depreciation on foreign currency exchange contracts	—	93
Total	$177	$93
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(5)	$—
Futures contracts	(39)	—
Options written	62	—
Foreign currency-related transactions****	—	(8)
Total	$18	$(8)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$80	$—
Futures contracts	(201)	—
Options written	(34)	—
Total return swap contracts	19	—
Foreign currency-related transactions******	—	(101)
Total	$(136)	$(101)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

56 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$48	$ — $	48
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	36	—	36
Futures Contracts	Variation margin on futures contracts	23	—	23
Total Return Swap Contracts	Total return swap contracts, at fair value	19	—	19
Total Financial and Derivative Assets		126	—	126
Financial and Derivative Assets not subject to a netting agreement		(26)	—	(26)
Total Financial and Derivative Assets subject to a netting agreement		$100	$ — $	100

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$56	$2	$—	$ 54
JPMorgan Chase	15	—	—	15
Royal Bank of Canada	6	6	—	—
State Street	18	18	—	—
UBS	5	5	—	—
Total	$100	$31	$—	$ 69

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 57

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$41	$ — $	41
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	93	—	93
Total Financial and Derivative Liabilities		134	—	134
Financial and Derivative Liabilities not subject to a netting agreement		(41)	—	(41)
Total Financial and Derivative Liabilities subject to a netting agreement		$93	$ — $	93

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$2	$2	$—	$ —
Royal Bank of Canada	15	6	—	9
State Street	61	18	—	43
UBS	15	5	—	10
Total	$93	$31	$—	$ 62

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

58 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$40,029
Investments, at fair value(>)	50,533
Cash (restricted)(a)(b)	1,025
Unrealized appreciation on foreign currency exchange contracts	36
Receivables:
Fund shares sold	2
From affiliates	3
Variation margin on futures contracts	23
Total return swap contracts, at fair value(8)	19
Total assets	51,641

Liabilities
Payables:
Due to broker (c)	125
Investments purchased	1
Accrued fees to affiliates	2
Other accrued expenses	37
Variation margin on futures contracts	41
Unrealized depreciation on foreign currency exchange contracts	93
Total liabilities	299

Net Assets	$51,342

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 59

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Assets and Liabilities, continued — June 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(46)
Accumulated net realized gain (loss)	(2,912)
Unrealized appreciation (depreciation) on:
Investments	10,504
Futures contracts	(116)
Total return swap contracts	19
Foreign currency-related transactions	(58)
Shares of beneficial interest	54
Additional paid-in capital	43,897
Net Assets	$51,342

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$9.55
Net assets	$51,341,635
Shares outstanding ($. 01 par value)	5,374,949
Amounts in thousands
(>) Investments in affiliated funds	$50,485
(8) Total return swap contracts - premiums paid (received)	$—

(a) Cash Collateral for Futures	$900
(b) Cash Collateral for Swaps	$125
(c) Due to Broker for Swaps	$125
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

60 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$200

Expenses
Advisory fees	50
Administrative fees	11
Custodian fees	15
Transfer agent fees .	1
Professional fees	16
Trustees’ fees	1
Printing fees	8
Miscellaneous	5
Expenses before reductions	107
Expense reductions	(74)
Net expenses	33
Net investment income (loss)	167

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	466
Futures contracts	(39)
Options written	62
Foreign currency-related transactions	(8)
Capital gain distributions from affiliated funds	116
Net realized gain (loss)	597
Net change in unrealized appreciation (depreciation) on:
Investments	3,892
Futures contracts	(201)
Options written	(34)
Total return swap contracts	19
Foreign currency-related transactions	(102)
Net change in unrealized appreciation (depreciation)	3,574
Net realized and unrealized gain (loss)	4,171
Net Increase (Decrease) in Net Assets from Operations	$4,338

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 61

Russell Investment Funds
Equity Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$167	$929
Net realized gain (loss)	597	1,237
Net change in unrealized appreciation (depreciation)	3,574	2,736
Net increase (decrease) in net assets from operations	4,338	4,902

Distributions
From net investment income	(178)	(1,396)
From net realized gain	(676)	—
Net decrease in net assets from distributions	(854)	(1,396)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(306)	(3,393)
Total Net Increase (Decrease) in Net Assets	3,178	113

Net Assets
Beginning of period	48,164	48,051
End of period	$51,342	$48,164
Undistributed (overdistributed) net investment income included in net assets	$(46)	$(35)

* Share transaction amounts (in thousands) for the periods ended June 30, 2017 and December 31, 2016 were as follows:
	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	529	$4,818	669	$5,721
Proceeds from reinvestment of distributions	93	854	162	(1,396)
Payments for shares redeemed	(648)	(5,978)	(1,233)	(10,510)
Total increase (decrease)	(26)	$(306)	(402)	$(3,393)

See accompanying notes which are an integral part of the financial statements.

62 Equity Growth Strategy Fund

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Russell Investment Funds
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2017(1)	8.92	. 03	. 76	. 79	(. 03)	(. 13)
December 31, 2016	8.28	. 17	. 72	. 89	(. 25)	—
December 31, 2015	9.46	. 16	(. 50)	(. 34)	(. 13)	(. 71)
December 31, 2014	9.60	. 30	. 04	. 34	(. 32)	(. 16)
December 31, 2013	8.21	. 23	1.39	1.62	(. 23)	—
December 31, 2012	7.22	. 15	. 98	1.13	(. 14)	—

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 64

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(. 16)	9.55	8.90	51,342	. 42	. 13	. 42	18
(. 25)	8.92	10.85	48,164	. 40	. 12	1.97	21
(. 84)	8.28	(3.87)	48,051	. 39	. 11	1.73	31
(. 48)	9.46	3.48	52,403	. 40	. 10	3.04	25
(. 23)	9.60	19.81	50,254	. 41	. 10	2.55	17
(. 14)	8.21	15.68	39,140	. 44	. 10	1.79	37

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 65

Russell Investment Funds
Equity Growth Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended June 30, 2017 were as follows:
Advisory fees	$—
Administration fees	1,799
Transfer agent fees	186
Trustee fees	346
$2,331

Transactions (amounts in thousands) during the period ended June 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

Beginning of			Realized Gain			Unrealized		Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)		of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$1,455	$357	$133	$(20	) $	(79	) $	1,580	$—	$—
RIC Global Infrastructure Fund	1,420	132	248	17		186		1,507	2	—
RIF Global Real Estate Securities
Fund	888	102	751	224		(189)		274	4	—
RIC U. S. Defensive Equity Fund	3,438	345	377	29		237		3,672	6	—
RIC U. S. Dynamic Equity Fund	4,191	421	1,145	87		208		3,762	3	—
RIF U. S. Small Cap Equity Fund	5,354	2,510	605	24		269		7,552	3	—
RIF U. S. Strategic Equity Fund	4,888	1,403	566	38		258		6,021	87	116
RIC Global Opportunistic Credit
Fund	4,864	460	2,966	(92)		300		2,566	29	—
RIC Unconstrained Total Return
Fund	732	1,739	174	(1)		18		2,314	15	—
RIC Emerging Markets Fund	5,775	451	1,186	(35)		1,116		6,121	—	—
RIC Global Equity Fund	7,700	611	970	97		801		8,239	—	—

RIF International Fund Developed Markets	6,251	593	980	103		687		6,654	50	—
U. S. Cash Management Fund	324	1,618	1,719	—		—		223	1	—
	$47,280	$10,742	$11,820	$471		$3,812		$50,485	$200	$116

Federal Income Taxes (Unaudited)

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$42,935,602
Unrealized Appreciation	$8,069,875
Unrealized Depreciation	(471,978)
Net Unrealized Appreciation (Depreciation)	$7,597,897

See accompanying notes which are an integral part of the financial statements.

66 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2017, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 67

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedule of Investments — June 30, 2017 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

68 Notes to Schedule of Investments

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedule of Investments, continued — June 30, 2017 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese yuan renminbi	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

Notes to Schedule of Investments 69

Russell Investment Funds
LifePoints® Variable Target Portfolio Series

Notes to Financial Highlights — June 30, 2017 (Unaudited)

(1) For the period ended June 30, 2017 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) Periods less than one year are not annualized
(d) The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(g) Less than $.01 per share.
(h) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

70 Notes to Financial Highlights

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2017 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). These financial statements report on four of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended
(“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust
Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several Russell
Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments.
The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows each Fund’s target strategic asset allocation effective on or about May 1, 2017 to equity, fixed income, multi-asset, and alternative asset classes. The equity Underlying Funds in which the Funds may invest include the RIC U.S.
Defensive Equity, RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC Emerging Markets, RIC
Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Global Opportunistic Credit, RIC Investment Grade Bond, RIC Short Duration Bond, RIC Unconstrained
Total Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the
RIC Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the RIC Commodity
Strategies, RIC Global Infrastructure and RIF Global Real Estate Securities Funds.

		Asset Allocation Targets*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
	Fund	Fund	Fund	Strategy Fund
Alternative **	7.5%	7%	8%	8%
Equity	29.5%	51%	70%	85%
Multi-Asset	10%	4%	-%	-%
Fixed/Other Income	53%	38%	22%	7%

* Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

Notes to Financial Statements 71

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.
Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds'
fÿÿÿÿinancial statements and related disclosures.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS"). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.

72 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Notes to Financial Statements 73

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At June 30, 2017, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2014 through December 31, 2016, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying
Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

74 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objectives.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2017, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended June 30, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

Notes to Financial Statements 75

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2017	June 30, 2017
Moderate Strategy Fund	$13,798,537	$13,799,206
Balanced Strategy Fund	58,336,356	64,149,195
Growth Strategy Fund	45,759,203	44,289,426
Equity Growth Strategy Fund	11,491,778	12,706,799
	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2017	June 30, 2017
Moderate Strategy Fund	$13,833,191	$13,765,445
Balanced Strategy Fund	58,393,681	63,904,265
Growth Strategy Fund	45,820,232	44,081,474
Equity Growth Strategy Fund	11,514,360	12,649,708

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended June 30, 2017, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the outstanding notional at quarter end of options contracts measured by notional in USD.

76 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

	Notional of Options Contracts Outstanding
Funds	March 31, 2017	June 30, 2017
Moderate Strategy Fund	$9,723,277	$9,393,008
Balanced Strategy Fund	49,940,648	37,976,742
Growth Strategy Fund	13,725,105	12,120,139
Equity Growth Strategy Fund	3,317,832	3,534,422

Futures Contracts
The Funds may invest in futures contracts. The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market.
Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended June 30, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the outstanding notional at quarter end of futures contracts measured by notional in USD.

	Notional of Futures Contracts Outstanding
Funds	March 31, 2017	June 30, 2017
Moderate Strategy Fund	$23,436,061	$25,226,183
Balanced Strategy Fund	57,539,789	44,373,491
Growth Strategy Fund	53,861,264	58,906,855
Equity Growth Strategy Fund	12,259,297	13,444,126

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for

Notes to Financial Statements 77

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and

78 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended June 30, 2017, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts
		Outstanding
Quarter Ended	March 31, 2016	June 30, 2016
Moderate Strategy Fund	$6,500,000		$6,500,000
Balanced Strategy Fund	22,700,061		22,700,000
Growth Strategy Fund	9,900,006		9,900,000

Notes to Financial Statements 79

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Total Return Swaps
The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended June 30, 2017, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by base notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts
		Outstanding
Quarter Ended	March 31, 2016	June 30, 2016
Moderate Strategy Fund	$ —		$9,295,423
Balanced Strategy Fund	—		37,599,304
Growth Strategy Fund	—		11,998,180
Equity Growth Strategy Fund	—		3,495,755

Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements and Master Forward Agreements. The Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the
Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

80 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:

	Purchases	Sales
Moderate Strategy Fund	$10,935,821	$15,304,541
Balanced Strategy Fund	33,529,496	45,489,665
Growth Strategy Fund	26,501,634	35,459,771
Equity Growth Strategy Fund	9,123,839	10,101,152

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of June 30, 2017, the Funds had invested
$5,931,093 in the U.S. Cash Management Fund.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.

The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administrative fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2017:

Notes to Financial Statements 81

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

	Advisory	Administrative
Moderate Strategy Fund	$107,971	$22,944
Balanced Strategy Fund	285,609	60,692
Growth Strategy Fund	206,994	43,986
Equity Growth Strategy Fund	50,410	10,712

RIM has agreed to certain waivers of its advisory fees as follows:

For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2018, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2018, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2018, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15%
of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2018, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the period ended June 30, 2017, RIM waived/reimbursed the following expenses:

	Waiver	Reimbursement	Total
Moderate Strategy Fund	$107,971	$13,624	$121,595
Balanced Strategy Fund	262,336	—	262,336
Growth Strategy Fund	186,751	—	186,751
Equity Growth Strategy Fund	50,410	23,702	74,112

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2017 were as follows:

Amount
Moderate Strategy Fund	$2,375
Balanced Strategy Fund	6,283
Growth Strategy Fund	4,554
Equity Growth Strategy Fund	1,109

82 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Distributor
Russell Investments Financial Services, LLC, (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Accrued Fees Payable to Affiliates

Affiliated Brokerage Commissions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 42 funds and RIF, which has 9 funds. Each of the Trustees is a
Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended June 30, 2017, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$820,250.
5. Federal Income Taxes
At June 30, 2017, the Funds did not have any capital losses available for carryforwards.
6. Record Ownership
As of June 30, 2017, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%
Moderate Strategy Fund	1	90.9
Balanced Strategy Fund	1	90.9
Growth Strategy Fund	1	88.4
Equity Growth Strategy Fund	2	97.1

7. Subsequent Events
Management has evaluated the events and /or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments to the financial statements or additional disclosures except the following:

On July 5, 2017, the Board declared dividends payable from net investment income. Dividends were paid on July 7, 2017, to shareholder of record effective with the opening of business on July 6, 2017.

Notes to Financial Statements 83

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — June 30, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the public Reference Room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

84 Shareholder Requests for Additional Information

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2017
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 42 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an
“audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr.
Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	51	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Director, RIM.
		until successor	• From 2015-2016, Head of
		is chosen and	Intermediary Distribution and
		qualified by	President of Pioneer Funds
		Trustees	Distributor
• From 2008-2015 Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	51	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 85

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2017 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the Audit	51	• Director,
Born January 22, 1954	Chairman since 2005	successor is	Committee, Avista Corp (electric		Avista Corp
1301 Second Avenue,		duly elected and	utilities)		(electric
18th Floor, Seattle, WA		qualified	• Regent, University of Washington		utilities)
98101		Approved	• President, Kristianne Gates Blake,		• Until June
		annually	P. S. (accounting services)		30, 2014,
			• Until June 30, 2014, Director, Ecova		Director,
			(total energy and sustainability		Ecova (total
			management)		energy and
			• Until December 31, 2013, Trustee		sustainability
			and Chairman of the Operations		management)
			Committee, Principal Investors Funds		• Until
			and Principal Variable Contracts		December 31,
			Funds (investment company)		2013, Trustee,
			• From April 2004 through December		Principal
			2012, Director, Laird Norton Wealth		Investors
			Management and Laird Norton Tyee		Funds
			Trust (investment company)		(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• From April
2004 through
December
2012,
Director, Laird
Norton Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

*	Each Trustee is subject to mandatory retirement at age 75.
#	Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

86 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2017 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	51	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	company)		SPDR Funds
98101		Appointed until	• Until December 31, 2014,		(investment
		successor is	Chairperson of Audit Committee,		company)
		duly elected and	Select Sector SPDR Funds		• From August
		qualified	(investment company)		2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until
December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	51	Until October
Born June 6, 1946		successor is	• June 2004 to June 2014, Senior Vice		2015, Trustee,
1301 Second Avenue,		duly elected and	President and Chief Financial Officer,		Russell
18th Floor, Seattle, WA		qualified	Waddell & Reed Financial, Inc.		Exchange
98101			(investment company)		Traded Funds
Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	51	Until October
Born December 3, 1951		successor is	• January 2011 through March 2013,		2015, Trustee,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton		Russell
18th Floor, Seattle, WA		qualified	Wealth Management (investment		Exchange
98101			company)		Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 87

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2017 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	51	Until October
Born December 21, 1955	Chairman of	successor is	• From January 2008 to December		2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the Board,		Russell
18th Floor, Seattle, WA	and Governance	qualified	Simpson Investment Company (paper		Exchange
98101	Committee since	Appointed until	and forest products)		Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	51	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

* Each Trustee is subject to mandatory retirement at age 75.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	51	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS.
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management

88 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2017 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
• October 2011 to December 2013, Head of North America Operations
Russell Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board and President, RIM
18th Floor, Seattle WA			• Director, RITC, Russell Investments Implementation Services, LLC
98101			and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, Russell Investments Insurance Agency, LLC
98101			(“RIIA”)(insurance agency) and U. S. One Inc.

Disclosure of Information about Fund Trustees and Officers 89

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Adviser and Service Providers — June 30, 2017 (Unaudited)

Interested Trustee
Mark Spina	Administrator, Transfer and Dividend Disbursing
Independent Trustees	Agent
Thaddas L. Alston	Russell Investments Fund Services, LLC
Kristianne Blake	1301 Second Avenue
Cheryl Burgermeister	Seattle, WA 98101
Daniel P. Connealy
Katherine W. Krysty	Custodian
Raymond P. Tennison, Jr.	State Street Bank and Trust Company
Jack R. Thompson	1 Heritage Drive
North Quincy, MA 02171

Trustee George Emeritus F. Russell, Jr.	Office of Shareholder Inquiries
1301 Second Avenue
Officers	Seattle, WA 98101
Mark Spina, President and Chief Executive Officer	(800) 787-7354
Mark E. Swanson, Treasurer, Chief Accounting Officer and
CFO	Legal Counsel
Cheryl Wichers, Chief Compliance Officer	Dechert LLP
Jeffrey T. Hussey, Chief Investment Officer	One International Place, 40th Floor
Mary Beth R. Albaneze, Secretary	100 Oliver Street
Boston, MA 02110

Adviser Russell Investment Management, LLC	Distributor
1301 Second Avenue	Russell Investments Financial Services, LLC.
Seattle, WA 98101	1301 Second Avenue
Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

90 Adviser and Service Providers

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Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Russell Investments

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a)
under the Act and certification for principal financial officer of Registrant as required by
Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Funds

Date: August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Funds

Date: August 21, 2017